UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
July 31, 2023
MFS®  High Income Fund
MFH-SEM

MFS® High Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	8.4%
Medical & Health Technology & Services	4.5%
Midstream	4.2%
Consumer Services	4.2%
Energy - Independent	3.7%
Composition including fixed income credit quality (a)(i)
BBB	1.8%
BB	41.1%
B	38.8%
CCC	12.3%
U.S. Government	0.5%
Not Rated	2.0%
Non-Fixed Income	(0.5)%
Cash & Cash Equivalents	5.2%
Other	(1.2)%
Portfolio facts
Average Duration (d)	3.6
Average Effective Maturity (m)	4.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
1

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(f)	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of July 31, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
February 1, 2023 through July 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2023 through July 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
3

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/23	Ending Account Value 7/31/23	Expenses Paid During Period (p) 2/01/23-7/31/23
A	Actual	0.87%	$1,000.00	$1,022.10	$4.36
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
B	Actual	1.62%	$1,000.00	$1,021.74	$8.12
	Hypothetical (h)	1.62%	$1,000.00	$1,016.76	$8.10
C	Actual	1.62%	$1,000.00	$1,018.32	$8.11
	Hypothetical (h)	1.62%	$1,000.00	$1,016.76	$8.10
I	Actual	0.62%	$1,000.00	$1,023.34	$3.11
	Hypothetical (h)	0.62%	$1,000.00	$1,021.72	$3.11
R1	Actual	1.62%	$1,000.00	$1,021.74	$8.12
	Hypothetical (h)	1.62%	$1,000.00	$1,016.76	$8.10
R2	Actual	1.12%	$1,000.00	$1,024.26	$5.62
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
R3	Actual	0.87%	$1,000.00	$1,025.54	$4.37
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
R4	Actual	0.62%	$1,000.00	$1,026.77	$3.12
	Hypothetical (h)	0.62%	$1,000.00	$1,021.72	$3.11
R6	Actual	0.51%	$1,000.00	$1,023.93	$2.56
	Hypothetical (h)	0.51%	$1,000.00	$1,022.27	$2.56
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
4

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 93.1%
Aerospace & Defense – 2.8%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$1,206,000	$1,210,241
Bombardier, Inc., 7.125%, 6/15/2026 (n)	3,609,000	3,580,509
Bombardier, Inc., 7.5%, 2/01/2029 (n)	1,576,000	1,561,385
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	5,985,000	5,501,605
Moog, Inc., 4.25%, 12/15/2027 (n)	6,263,000	5,803,546
Spirit AeroSystems, Inc., 4.6%, 6/15/2028	6,293,000	5,354,011
TransDigm, Inc., 6.25%, 3/15/2026 (n)	5,657,000	5,626,543
TransDigm, Inc., 6.375%, 6/15/2026	4,135,000	4,092,704
TransDigm, Inc., 5.5%, 11/15/2027	6,735,000	6,383,535
TransDigm, Inc., 6.75%, 8/15/2028 (n)	5,455,000	5,471,278
TransDigm, Inc., 4.625%, 1/15/2029	5,578,000	4,978,365
		$49,563,722
Airlines – 0.5%
Air Canada, 3.875%, 8/15/2026 (n)	$6,030,000	$5,595,600
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	3,639,578	3,523,543
		$9,119,143
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.63% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK) to 4/26/2050 (a)(n)(p)	$829,378	$83
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “G”, CDO, FLR, 5.83% ((SOFR - 3mo. + 0.26161%) + 1.5% Cash or PIK) to 4/26/2050 (a)(n)(p)	2,640,638	264
		$347
Automotive – 2.7%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	$5,581,000	$5,650,690
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	2,546,000	2,557,363
Dana, Inc., 5.375%, 11/15/2027	4,884,000	4,676,940
Dana, Inc., 4.25%, 9/01/2030	3,189,000	2,725,046
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	5,301,000	4,544,801
Ford Motor Co., 5.113%, 5/03/2029	7,835,000	7,316,085
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025	16,274,000	15,522,086
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	4,358,000	3,515,558
		$46,508,569
5

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – 1.1%
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		$8,713,000	$6,079,888
Gray Television, Inc., 5.875%, 7/15/2026 (n)		1,043,000	938,911
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		6,692,000	5,693,989
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		6,155,000	5,241,689
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	590,189	522,375
			$18,476,852
Brokerage & Asset Managers – 1.6%
AG Issuer LLC, 6.25%, 3/01/2028 (n)		$1,033,000	$996,429
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		6,699,000	6,907,332
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		6,284,000	5,659,144
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		4,053,000	3,563,419
NFP Corp., 4.875%, 8/15/2028 (n)		5,382,000	4,843,225
NFP Corp., 6.875%, 8/15/2028 (n)		5,763,000	5,100,907
			$27,070,456
Building – 3.2%
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$6,382,000	$5,527,533
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		7,687,000	6,866,028
Interface, Inc., 5.5%, 12/01/2028 (n)		9,062,000	7,598,973
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		5,263,000	4,447,235
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		5,042,000	4,962,206
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		7,298,000	7,170,285
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		3,778,000	3,314,998
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	1,545,000	1,514,062
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$3,317,000	3,090,373
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		6,602,000	5,731,098
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		6,065,000	5,464,030
			$55,686,821
Business Services – 1.3%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$2,890,000	$2,771,476
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		4,410,000	4,136,403
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		3,830,000	3,592,588
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		7,214,000	7,234,531
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)		6,250,000	5,368,337
			$23,103,335
Cable TV – 8.3%
Cable One, Inc., 4%, 11/15/2030 (n)		$9,183,000	$7,254,570
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		4,664,000	4,375,756
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		21,438,000	18,581,749
6

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		$11,414,000	$9,671,047
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		7,525,000	6,186,241
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		5,082,000	3,906,130
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		8,240,000	6,880,964
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		4,200,000	2,594,832
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		7,090,000	3,670,331
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		2,225,000	1,608,731
DISH DBS Corp., 7.75%, 7/01/2026		3,815,000	2,466,397
DISH DBS Corp., 5.25%, 12/01/2026 (n)		4,675,000	3,828,849
DISH DBS Corp., 5.125%, 6/01/2029		3,990,000	2,004,975
DISH Network Corp., 11.75%, 11/15/2027 (n)		2,540,000	2,556,708
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		7,318,000	6,844,455
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		1,905,000	1,575,292
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		5,041,000	4,386,084
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		12,173,000	11,122,094
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		4,607,000	3,607,082
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		11,000,000	10,056,200
Videotron Ltd., 5.125%, 4/15/2027 (n)		4,027,000	3,883,124
Videotron Ltd., 3.625%, 6/15/2029 (n)		3,653,000	3,178,110
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		8,520,000	6,991,104
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		8,403,000	7,394,928
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		11,765,000	9,294,340
			$143,920,093
Chemicals – 3.1%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$5,414,000	$5,163,305
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		4,349,000	3,722,020
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		8,098,000	7,156,733
Ingevity Corp., 3.875%, 11/01/2028 (n)		10,280,000	8,872,797
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		5,964,000	4,979,767
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		6,669,000	5,524,454
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		4,188,000	3,639,034
SCIL IV LLC/SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)	EUR	4,709,000	5,270,016
Tronox, Inc., 4.625%, 3/15/2029 (n)		$1,583,000	1,312,272
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		7,879,000	7,918,395
			$53,558,793
Computer Software – 1.1%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$4,372,000	$4,123,490
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		1,950,000	1,738,176
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		3,622,000	3,217,428
7

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software – continued
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		$5,809,000	$5,113,148
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		6,279,000	5,775,766
			$19,968,008
Computer Software - Systems – 1.7%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$10,153,000	$9,962,631
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)		2,594,000	2,341,085
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		2,577,000	2,279,872
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		10,611,000	10,251,081
Virtusa Corp., 7.125%, 12/15/2028 (n)		5,072,000	4,248,485
			$29,083,154
Conglomerates – 3.5%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$4,184,000	$3,808,214
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		10,769,000	9,665,178
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		6,226,000	6,677,385
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		8,938,000	8,882,138
Gates Global LLC, 6.25%, 1/15/2026 (n)		7,527,000	7,433,255
Griffon Corp., 5.75%, 3/01/2028		6,524,000	6,140,130
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		5,538,000	4,645,198
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		4,286,000	4,278,972
TriMas Corp., 4.125%, 4/15/2029 (n)		11,503,000	10,151,632
			$61,682,102
Construction – 0.8%
Empire Communities Corp., 7%, 12/15/2025 (n)		$4,458,000	$4,284,774
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		2,630,000	2,486,893
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		4,490,000	3,938,605
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		4,627,000	4,152,934
			$14,863,206
Consumer Products – 2.2%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	3,000,000	$2,689,643
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$6,560,000	5,686,339
Mattel, Inc., 3.375%, 4/01/2026 (n)		5,571,000	5,179,473
Mattel, Inc., 5.875%, 12/15/2027 (n)		1,696,000	1,663,035
Newell Brands, Inc., 6.375%, 9/15/2027		7,300,000	7,181,375
Newell Brands, Inc., 6.625%, 9/15/2029		3,153,000	3,149,578
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		5,270,000	5,032,850
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		3,865,000	3,246,600
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		3,693,000	3,045,826
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		3,401,000	2,100,208
			$38,974,927
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 4.1%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$7,117,000	$6,526,921
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	3,155,000	2,406,712
ANGI Group LLC, 3.875%, 8/15/2028 (n)	7,467,000	6,270,751
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	5,270,000	4,538,787
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)	4,773,000	4,375,123
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	10,458,000	8,992,805
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	4,982,000	4,876,657
Match Group Holdings II LLC, 5%, 12/15/2027 (n)	5,498,000	5,209,618
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)	8,030,000	7,407,438
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)	2,010,000	1,734,529
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	455,000	374,556
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	4,578,000	3,387,522
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	4,445,000	3,202,702
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	9,278,000	8,095,055
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	5,068,000	4,715,455
		$72,114,631
Containers – 2.9%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)	$2,167,000	$1,760,687
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	3,715,000	3,208,900
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	9,075,000	7,422,491
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	7,614,000	6,534,761
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	10,649,000	8,557,650
Crown Americas LLC, 5.25%, 4/01/2030	3,061,000	2,920,408
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	8,695,000	8,221,701
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	3,345,000	3,233,587
LABL, Inc., 5.875%, 11/01/2028 (n)	5,234,000	4,774,187
Mauser Packaging Solutions, 7.875%, 8/15/2026 (n)	2,639,000	2,631,878
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	2,018,000	1,941,242
		$51,207,492
Electrical Equipment – 0.2%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$4,159,000	$2,774,024
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 1.6%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$4,307,000	$3,917,931
Entegris, Inc., 3.625%, 5/01/2029 (n)	3,723,000	3,222,112
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	2,240,000	2,226,427
Sensata Technologies B.V., 5%, 10/01/2025 (n)	8,590,000	8,373,836
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	3,585,000	3,454,788
Synaptics, Inc., 4%, 6/15/2029 (n)	6,823,000	5,868,109
		$27,063,203
Energy - Independent – 3.6%
Callon Petroleum Co., 8%, 8/01/2028 (n)	$4,709,000	$4,774,582
Callon Petroleum Co., 7.5%, 6/15/2030 (n)	1,575,000	1,529,037
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	4,997,000	5,139,714
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	2,626,000	2,717,910
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	7,880,000	7,350,217
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	7,105,000	6,681,134
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	4,530,000	4,155,269
Matador Resources Co., 6.875%, 4/15/2028 (n)	5,936,000	5,899,236
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	4,570,000	4,268,237
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	985,000	994,694
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	8,331,000	7,939,862
SM Energy Co., 6.75%, 9/15/2026	1,559,000	1,531,718
SM Energy Co., 6.5%, 7/15/2028	4,121,000	4,028,185
Southwestern Energy Co., 8.375%, 9/15/2028	2,595,000	2,695,876
Southwestern Energy Co., 5.375%, 3/15/2030	3,483,000	3,258,828
		$62,964,499
Entertainment – 2.6%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$4,869,000	$4,803,339
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	7,430,000	6,872,827
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	3,883,000	4,059,642
Carnival Corp. PLC, 4%, 8/01/2028 (n)	1,564,000	1,390,565
Merlin Entertainments, 5.75%, 6/15/2026 (n)	3,164,000	3,078,169
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	3,658,000	3,380,632
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	3,819,000	3,613,758
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	4,580,000	4,354,776
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	6,465,000	6,093,245
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	3,692,000	3,322,800
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	2,105,000	1,958,134
VOC Escrow Ltd., 5%, 2/15/2028 (n)	3,091,000	2,871,964
		$45,799,851
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 4.6%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$5,546,128	$4,835,201
Castlelake Aviation Finance Designated Activity Co., 5%, 4/15/2027 (n)	1,218,000	1,123,605
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	6,867,000	6,728,549
Credit Acceptance Corp., 6.625%, 3/15/2026	711,000	697,717
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	13,327,310	12,529,749
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	8,783,000	7,421,723
Macquarie AirFinance Ltd., 8.375%, 5/01/2028 (n)	6,644,000	6,764,854
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	9,261,000	8,849,997
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031 (n)	1,303,000	1,105,725
OneMain Finance Corp., 6.875%, 3/15/2025	4,855,000	4,838,878
OneMain Finance Corp., 7.125%, 3/15/2026	7,359,000	7,289,891
OneMain Finance Corp., 5.375%, 11/15/2029	1,051,000	910,531
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	4,371,000	3,726,195
SLM Corp., 3.125%, 11/02/2026	7,261,000	6,389,172
UWM Holdings Corp., 5.5%, 4/15/2029 (n)	7,700,000	6,769,282
		$79,981,069
Food & Beverages – 2.7%
B&G Foods, Inc., 5.25%, 4/01/2025	$4,115,000	$3,920,373
B&G Foods, Inc., 5.25%, 9/15/2027	1,545,000	1,332,332
BellRing Brands, Inc., 7%, 3/15/2030 (n)	7,344,000	7,371,760
Performance Food Group Co., 5.5%, 10/15/2027 (n)	7,545,000	7,305,799
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	5,488,000	5,303,274
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	8,465,000	7,459,588
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	9,420,000	8,271,137
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	7,440,000	6,842,995
		$47,807,258
Gaming & Lodging – 2.7%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$1,274,000	$1,121,531
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	4,302,000	4,345,112
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	6,032,000	6,186,859
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	5,550,000	5,407,074
International Game Technology PLC, 6.25%, 1/15/2027 (n)	1,885,000	1,877,931
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	5,215,000	4,307,460
Sands China Ltd., 4.875%, 6/18/2030	4,611,000	4,202,086
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	6,798,000	6,221,500
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	5,453,000	4,928,149
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	2,744,000	2,436,524
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	$6,494,000	$5,876,279
		$46,910,505
Industrial – 1.4%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$2,500,000	$2,356,250
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	3,835,000	3,553,168
APi Escrow Corp., 4.75%, 10/15/2029 (n)	8,917,000	7,940,945
Brand Industrial Service, Inc., 10.375%, 8/01/2030 (n)	3,164,000	3,227,343
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	8,228,000	7,567,434
		$24,645,140
Insurance - Property & Casualty – 2.5%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$3,598,000	$3,474,469
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	2,606,000	2,247,033
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	5,779,000	4,954,938
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	2,590,000	2,453,258
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	7,935,000	7,021,318
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	5,219,000	4,788,101
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	5,395,000	4,709,407
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	3,620,000	3,585,287
Hub International Ltd., 5.625%, 12/01/2029 (n)	6,329,000	5,648,810
Hub International Ltd., 7.25%, 6/15/2030 (n)	4,319,000	4,401,104
		$43,283,725
Machinery & Tools – 1.1%
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)	$4,579,000	$4,636,238
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	8,681,000	9,047,373
Terex Corp., 5%, 5/15/2029 (n)	6,081,000	5,658,188
		$19,341,799
Major Banks – 0.4%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$6,175,000	$6,343,578
Medical & Health Technology & Services – 4.4%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$6,625,000	$5,800,400
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	9,193,000	8,529,572
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	8,203,000	7,238,352
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	3,888,000	3,801,667
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	7,174,000	4,521,933
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	$6,252,000	$4,995,575
Encompass Health Corp., 5.75%, 9/15/2025	2,365,000	2,358,751
Encompass Health Corp., 4.75%, 2/01/2030	6,387,000	5,805,358
Encompass Health Corp., 4.625%, 4/01/2031	1,030,000	915,272
IQVIA, Inc., 5%, 5/15/2027 (n)	9,830,000	9,479,092
IQVIA, Inc., 6.5%, 5/15/2030 (n)	2,032,000	2,051,792
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	2,638,000	2,275,275
Tenet Healthcare Corp., 6.125%, 10/01/2028	4,493,000	4,279,987
Tenet Healthcare Corp., 4.375%, 1/15/2030	1,993,000	1,777,528
Tenet Healthcare Corp., 6.125%, 6/15/2030	6,413,000	6,231,833
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	2,577,000	2,559,776
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	5,111,000	4,466,145
		$77,088,308
Medical Equipment – 1.1%
Embecta Corp., 5%, 2/15/2030 (n)	$6,305,000	$5,201,625
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	7,066,000	7,625,820
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	3,600,000	3,193,843
Teleflex, Inc., 4.625%, 11/15/2027	3,116,000	2,940,725
		$18,962,013
Metals & Mining – 3.2%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$6,990,000	$6,780,300
Ero Copper Corp., 6.5%, 2/15/2030 (n)	2,124,000	1,869,056
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	12,300,000	10,576,932
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	7,423,000	6,170,220
GrafTech International Ltd., 9.875%, 12/15/2028 (n)	1,049,000	1,065,553
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	8,333,000	7,479,534
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	4,463,000	3,648,503
Novelis Corp., 3.25%, 11/15/2026 (n)	4,050,000	3,680,146
Novelis Corp., 4.75%, 1/30/2030 (n)	6,187,000	5,560,621
Novelis Corp., 3.875%, 8/15/2031 (n)	2,807,000	2,337,398
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	3,109,340	2,798,406
Taseko Mines Ltd., 7%, 2/15/2026 (n)	5,045,000	4,666,885
		$56,633,554
Midstream – 4.2%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$5,904,000	$5,234,623
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	8,290,000	7,196,886
EQM Midstream Partners LP, 5.5%, 7/15/2028	13,397,000	12,890,236
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	2,059,000	2,026,380
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030	3,658,000	3,648,615
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	$5,665,000	$5,445,481
NuStar Logistics, LP, 6.375%, 10/01/2030	5,234,000	5,047,931
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)	2,194,000	2,079,108
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	9,020,000	8,298,400
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	7,555,000	6,541,927
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	2,732,000	2,671,412
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	5,370,000	4,555,013
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	3,853,000	3,916,117
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	3,481,000	3,532,230
		$73,084,359
Network & Telecom – 0.5%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)	$1,907,000	$1,827,596
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	7,362,000	6,911,750
		$8,739,346
Oil Services – 0.6%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)	$6,668,000	$6,419,683
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	4,498,000	4,409,727
		$10,829,410
Oils – 1.0%
Parkland Corp., 4.625%, 5/01/2030 (n)	$11,354,000	$9,963,726
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	4,898,000	4,624,887
Puma International Financing S.A., 5%, 1/24/2026	2,433,000	2,218,696
		$16,807,309
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)	$6,910,000	$6,250,703
NCR Corp., 5.125%, 4/15/2029 (n)	4,146,000	3,707,556
		$9,958,259
Pharmaceuticals – 1.5%
1375209 BC Ltd., 9%, 1/30/2028 (n)	$3,603,000	$3,612,001
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	3,989,000	2,940,896
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	799,000	505,601
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	9,701,000	8,625,293
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	6,752,000	6,050,748
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	5,759,000	4,881,837
		$26,616,376
14

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pollution Control – 1.0%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$2,160,000	$2,094,765
GFL Environmental, Inc., 4%, 8/01/2028 (n)		6,063,000	5,426,033
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		1,935,000	1,765,035
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		2,355,000	2,099,873
Stericycle, Inc., 3.875%, 1/15/2029 (n)		7,781,000	6,830,084
			$18,215,790
Precious Metals & Minerals – 0.7%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$5,763,000	$4,781,793
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		2,729,000	2,442,773
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		6,778,000	5,219,060
			$12,443,626
Printing & Publishing – 0.4%
Cimpress PLC, 7%, 6/15/2026		$7,135,000	$6,733,656
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 0.993%, 10/15/2026	EUR	1,545,000	$1,313,796
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$7,731,000	6,775,704
			$8,089,500
Real Estate - Other – 0.6%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		$3,541,000	$3,594,211
XHR LP, REIT, 4.875%, 6/01/2029 (n)		7,178,000	6,244,152
			$9,838,363
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$5,329,000	$4,572,288
Retailers – 2.3%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$7,042,000	$6,230,088
Bath & Body Works, Inc., 5.25%, 2/01/2028		10,362,000	9,871,219
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		5,273,000	4,540,788
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		5,139,000	4,773,874
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)		3,415,000	3,191,719
Penske Automotive Group Co., 3.75%, 6/15/2029		7,145,000	6,179,887
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		7,047,000	5,287,465
			$40,075,040
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.6%
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	$3,600,000	$3,060,144
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	3,830,000	2,728,875
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	5,720,000	5,579,631
		$11,368,650
Supermarkets – 0.4%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$2,470,000	$2,340,691
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	5,210,000	4,535,574
		$6,876,265
Telecommunications - Wireless – 0.9%
Altice France S.A., 6%, 2/15/2028 (n)	$8,145,000	$3,031,215
SBA Communications Corp., 3.875%, 2/15/2027	5,075,000	4,675,450
SBA Communications Corp., 3.125%, 2/01/2029	9,720,000	8,194,914
		$15,901,579
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$3,120,000	$2,711,392
U.S. Treasury Obligations – 0.5%
U.S. Treasury Notes, 3%, 6/30/2024	$8,912,000	$8,720,183
Utilities - Electric Power – 3.3%
Calpine Corp., 4.5%, 2/15/2028 (n)	$7,722,000	$7,087,956
Calpine Corp., 5.125%, 3/15/2028 (n)	7,800,000	7,073,334
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	4,823,000	4,474,069
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	12,528,000	10,383,150
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	1,521,000	1,492,481
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	728,000	698,880
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	4,430,000	4,149,581
Pacific Gas & Electric Co., 6.1%, 1/15/2029	2,456,000	2,441,854
Pacific Gas & Electric Co., 6.4%, 6/15/2033	3,065,000	3,080,239
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	5,065,000	4,947,137
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	8,444,000	7,836,265
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	3,754,000	3,312,593
		$56,977,539
Total Bonds (Identified Cost, $1,742,374,136)		$1,623,059,107
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	59,284	$1,274,606
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	3,250	$1,157,552
Total Common Stocks (Identified Cost, $3,122,016)		$2,432,158
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	6,206	$38,788
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	6,206	24,824
Total Contingent Value Rights (Identified Cost, $0)		$63,612

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	6/24/22	62,563	$21,678

Investment Companies (h) – 4.9%
Money Market Funds – 4.9%
MFS Institutional Money Market Portfolio, 5.25% (v) (Identified Cost, $85,655,853)	85,656,915	$85,656,915

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Fixed Income ETFs – 0.0%
iShares iBoxx $ High Yield Corporate Bond ETF – September 2023 @ $73 (Premiums Paid, $868,965)	Put	Goldman Sachs International	$ 69,059,850	9,147	$182,940

Other Assets, Less Liabilities – 1.8%	31,195,117
Net Assets – 100.0%	$1,742,611,527

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $85,656,915 and $1,625,759,495, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,371,773,838, representing 78.7% of net assets.
17

Portfolio of Investments (unaudited) – continued
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 7/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	12,811,348	EUR	11,366,367	State Street Bank Corp.	10/20/2023	$264,755
Liability Derivatives
EUR	351,624	USD	393,123	Barclays Bank PLC	10/20/2023	$(4,988)
EUR	225,330	USD	253,058	Morgan Stanley Capital Services, Inc.	10/20/2023	(4,331)
EUR	355,292	USD	400,872	State Street Bank Corp.	10/20/2023	(8,687)
GBP	364,436	USD	470,172	Barclays Bank PLC	10/20/2023	(2,372)
						$(20,378)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	85	$10,577,188	September – 2023	$(229,228)
U.S. Treasury Ultra Note 10 yr	Long	USD	184	21,525,125	September – 2023	(545,493)
						$(774,721)
18

Portfolio of Investments (unaudited) – continued
At July 31, 2023, the fund had cash collateral of $846,700 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
19

Financial Statements
Statement of Assets and Liabilities
At 7/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $1,746,365,117)	$1,625,759,495
Investments in affiliated issuers, at value (identified cost, $85,655,853)	85,656,915
Deposits with brokers for
Futures contracts	846,700
Receivables for
Forward foreign currency exchange contracts	264,755
Net daily variation margin on open futures contracts	33,186
Investments sold	8,231,758
Fund shares sold	1,634,801
Interest and dividends	25,938,971
Other assets	39,092
Total assets	$1,748,405,673
Liabilities
Payables for
Distributions	$213,341
Forward foreign currency exchange contracts	20,378
Investments purchased	3,185,752
Fund shares reacquired	1,802,189
Payable to affiliates
Investment adviser	84,216
Administrative services fee	2,830
Shareholder servicing costs	323,943
Distribution and service fees	18,943
Payable for independent Trustees' compensation	957
Accrued expenses and other liabilities	141,597
Total liabilities	$5,794,146
Net assets	$1,742,611,527
Net assets consist of
Paid-in capital	$2,064,763,571
Total distributable earnings (loss)	(322,152,044)
Net assets	$1,742,611,527
Shares of beneficial interest outstanding	584,240,934
20

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$634,477,934	212,612,397	$2.98
Class B	2,644,778	885,108	2.99
Class C	10,911,277	3,645,681	2.99
Class I	136,984,280	46,047,481	2.97
Class R1	721,448	241,538	2.99
Class R2	1,431,272	482,253	2.97
Class R3	1,033,126	346,980	2.98
Class R4	362,105	121,290	2.99
Class R6	954,045,307	319,858,206	2.98

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $3.11 [100 / 95.75 x $2.98]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
21

Financial Statements
Statement of Operations
Six months ended 7/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$52,633,224
Dividends from affiliated issuers	1,838,665
Dividends	82,322
Other	54,361
Total investment income	$54,608,572
Expenses
Management fee	$3,891,799
Distribution and service fees	851,789
Shareholder servicing costs	582,059
Administrative services fee	128,922
Independent Trustees' compensation	15,631
Custodian fee	51,265
Shareholder communications	57,993
Audit and tax fees	47,889
Legal fees	4,089
Miscellaneous	121,587
Total expenses	$5,753,023
Reduction of expenses by investment adviser and distributor	(109,663)
Net expenses	$5,643,360
Net investment income (loss)	$48,965,212
22

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(46,271,200)
Affiliated issuers	2,709
Futures contracts	61,024
Forward foreign currency exchange contracts	(283,606)
Foreign currency	(6,080)
Net realized gain (loss)	$(46,497,153)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$40,802,138
Affiliated issuers	(6,856)
Futures contracts	(809,891)
Forward foreign currency exchange contracts	298,909
Translation of assets and liabilities in foreign currencies	(2,433)
Net unrealized gain (loss)	$40,281,867
Net realized and unrealized gain (loss)	$(6,215,286)
Change in net assets from operations	$42,749,926
See Notes to Financial Statements
23

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23
Change in net assets
From operations
Net investment income (loss)	$48,965,212	$86,712,586
Net realized gain (loss)	(46,497,153)	(58,003,285)
Net unrealized gain (loss)	40,281,867	(119,528,825)
Change in net assets from operations	$42,749,926	$(90,819,524)
Total distributions to shareholders	$(51,094,577)	$(94,049,766)
Change in net assets from fund share transactions	$(2,588,462)	$(30,606,598)
Total change in net assets	$(10,933,113)	$(215,475,888)
Net assets
At beginning of period	1,753,544,640	1,969,020,528
At end of period	$1,742,611,527	$1,753,544,640
See Notes to Financial Statements
24

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$3.00	$3.31	$3.44	$3.44	$3.30	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.14	$0.13	$0.14	$0.15	$0.15
Net realized and unrealized gain (loss)	(0.02)	(0.30)	(0.11)	0.01	0.15	(0.13)
Total from investment operations	$0.06	$(0.16)	$0.02	$0.15	$0.30	$0.02
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.15)	$(0.15)	$(0.15)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$2.98	$3.00	$3.31	$3.44	$3.44	$3.30
Total return (%) (r)(s)(t)(x)	2.21(n)	(4.60)	0.48	4.71	9.24	0.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.89	0.90	0.93	0.94	0.94
Expenses after expense reductions (f)	0.87(a)	0.87	0.89	0.91	0.92	0.92
Net investment income (loss)	5.53(a)	4.69	3.88	4.34	4.46	4.67
Portfolio turnover	25(n)	33	64	50	58	44
Net assets at end of period (000 omitted)	$634,478	$625,602	$679,622	$612,075	$552,035	$489,120
See Notes to Financial Statements
25

Financial Highlights – continued
Class B	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$3.00	$3.31	$3.44	$3.45	$3.30	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.11	$0.12	$0.13	$0.13
Net realized and unrealized gain (loss)	(0.01)	(0.30)	(0.12)	0.00(w)	0.15	(0.13)
Total from investment operations	$0.06	$(0.18)	$(0.01)	$0.12	$0.28	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.13)	$(0.12)	$(0.13)	$(0.13)	$(0.14)
Net asset value, end of period (x)	$2.99	$3.00	$3.31	$3.44	$3.45	$3.30
Total return (%) (r)(s)(t)(x)	2.17(n)	(5.31)	(0.28)	3.62	8.74	(0.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64(a)	1.64	1.65	1.68	1.69	1.69
Expenses after expense reductions (f)	1.62(a)	1.62	1.64	1.67	1.68	1.68
Net investment income (loss)	4.78(a)	3.91	3.15	3.63	3.72	3.91
Portfolio turnover	25(n)	33	64	50	58	44
Net assets at end of period (000 omitted)	$2,645	$2,986	$4,729	$6,914	$10,650	$13,361

Class C	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$3.01	$3.32	$3.45	$3.45	$3.31	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.11	$0.12	$0.13	$0.13
Net realized and unrealized gain (loss)	(0.02)	(0.30)	(0.12)	0.01	0.14	(0.12)
Total from investment operations	$0.05	$(0.18)	$(0.01)	$0.13	$0.27	$0.01
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.13)	$(0.12)	$(0.13)	$(0.13)	$(0.14)
Net asset value, end of period (x)	$2.99	$3.01	$3.32	$3.45	$3.45	$3.31
Total return (%) (r)(s)(t)(x)	1.83(n)	(5.29)	(0.27)	3.93	8.42	0.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64(a)	1.64	1.65	1.68	1.69	1.69
Expenses after expense reductions (f)	1.62(a)	1.62	1.64	1.67	1.68	1.68
Net investment income (loss)	4.78(a)	3.92	3.15	3.61	3.72	3.91
Portfolio turnover	25(n)	33	64	50	58	44
Net assets at end of period (000 omitted)	$10,911	$11,888	$16,636	$21,918	$27,415	$31,793
See Notes to Financial Statements
26

Financial Highlights – continued
Class I	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$2.99	$3.30	$3.43	$3.43	$3.29	$3.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.15	$0.14	$0.15	$0.16	$0.16
Net realized and unrealized gain (loss)	(0.01)	(0.30)	(0.11)	0.01	0.15	(0.13)
Total from investment operations	$0.07	$(0.15)	$0.03	$0.16	$0.31	$0.03
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.16)	$(0.16)	$(0.16)	$(0.17)	$(0.17)
Net asset value, end of period (x)	$2.97	$2.99	$3.30	$3.43	$3.43	$3.29
Total return (%) (r)(s)(t)(x)	2.33(n)	(4.38)	0.71	4.97	9.52	0.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64(a)	0.63	0.65	0.68	0.69	0.69
Expenses after expense reductions (f)	0.62(a)	0.62	0.64	0.66	0.68	0.68
Net investment income (loss)	5.77(a)	4.93	4.13	4.55	4.67	4.90
Portfolio turnover	25(n)	33	64	50	58	44
Net assets at end of period (000 omitted)	$136,984	$189,210	$208,682	$216,905	$147,591	$89,637

Class R1	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$3.00	$3.31	$3.44	$3.44	$3.30	$3.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.11	$0.12	$0.13	$0.13
Net realized and unrealized gain (loss)	(0.01)	(0.30)	(0.12)	0.01	0.14	(0.13)
Total from investment operations	$0.06	$(0.18)	$(0.01)	$0.13	$0.27	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.13)	$(0.12)	$(0.13)	$(0.13)	$(0.14)
Net asset value, end of period (x)	$2.99	$3.00	$3.31	$3.44	$3.44	$3.30
Total return (%) (r)(s)(t)(x)	2.17(n)	(5.32)	(0.28)	3.92	8.43	(0.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64(a)	1.64	1.65	1.68	1.69	1.69
Expenses after expense reductions (f)	1.62(a)	1.62	1.64	1.67	1.68	1.68
Net investment income (loss)	4.78(a)	3.94	3.14	3.60	3.71	3.92
Portfolio turnover	25(n)	33	64	50	58	44
Net assets at end of period (000 omitted)	$721	$695	$946	$957	$963	$867
See Notes to Financial Statements
27

Financial Highlights – continued
Class R2	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$2.98	$3.29	$3.43	$3.44	$3.30	$3.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.13	$0.13	$0.14	$0.14	$0.15
Net realized and unrealized gain (loss)	(0.01)	(0.29)	(0.13)	(0.01)	0.15	(0.13)
Total from investment operations	$0.07	$(0.16)	$0.00	$0.13	$0.29	$0.02
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.15)	$(0.14)	$(0.14)	$(0.15)	$(0.15)
Net asset value, end of period (x)	$2.97	$2.98	$3.29	$3.43	$3.44	$3.30
Total return (%) (r)(s)(t)(x)	2.43(n)	(4.90)	(0.09)	4.14	8.96	0.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14(a)	1.14	1.16	1.18	1.19	1.19
Expenses after expense reductions (f)	1.12(a)	1.12	1.15	1.17	1.18	1.18
Net investment income (loss)	5.28(a)	4.44	3.67	4.10	4.21	4.42
Portfolio turnover	25(n)	33	64	50	58	44
Net assets at end of period (000 omitted)	$1,431	$1,606	$2,029	$13,943	$15,270	$14,618

Class R3	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$2.99	$3.30	$3.43	$3.44	$3.30	$3.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.14	$0.13	$0.14	$0.15	$0.15
Net realized and unrealized gain (loss)	(0.01)	(0.30)	(0.11)	0.00(w)	0.15	(0.12)
Total from investment operations	$0.07	$(0.16)	$0.02	$0.14	$0.30	$0.03
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.15)	$(0.15)	$(0.15)	$(0.16)	$(0.16)
Net asset value, end of period (x)	$2.98	$2.99	$3.30	$3.43	$3.44	$3.30
Total return (%) (r)(s)(t)(x)	2.55(n)	(4.63)	0.46	4.40	9.23	0.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.89	0.90	0.93	0.94	0.94
Expenses after expense reductions (f)	0.87(a)	0.87	0.89	0.92	0.93	0.93
Net investment income (loss)	5.53(a)	4.60	3.90	4.31	4.47	4.66
Portfolio turnover	25(n)	33	64	50	58	44
Net assets at end of period (000 omitted)	$1,033	$1,295	$2,574	$2,929	$2,255	$2,193
See Notes to Financial Statements
28

Financial Highlights – continued
Class R4	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$3.00	$3.31	$3.44	$3.44	$3.30	$3.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.15	$0.14	$0.15	$0.16	$0.16
Net realized and unrealized gain (loss)	(0.00)(w)	(0.30)	(0.11)	0.01	0.15	(0.12)
Total from investment operations	$0.08	$(0.15)	$0.03	$0.16	$0.31	$0.04
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.16)	$(0.16)	$(0.16)	$(0.17)	$(0.17)
Net asset value, end of period (x)	$2.99	$3.00	$3.31	$3.44	$3.44	$3.30
Total return (%) (r)(s)(t)(x)	2.68(n)	(4.35)	0.72	4.97	9.51	1.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64(a)	0.64	0.65	0.68	0.69	0.69
Expenses after expense reductions (f)	0.62(a)	0.62	0.64	0.67	0.68	0.68
Net investment income (loss)	5.78(a)	4.95	4.15	4.63	4.68	4.91
Portfolio turnover	25(n)	33	64	50	58	44
Net assets at end of period (000 omitted)	$362	$362	$371	$555	$796	$447

Class R6	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$3.00	$3.31	$3.44	$3.44	$3.30	$3.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.15	$0.15	$0.16	$0.16	$0.17
Net realized and unrealized gain (loss)	(0.02)	(0.30)	(0.12)	0.00(w)	0.15	(0.13)
Total from investment operations	$0.07	$(0.15)	$0.03	$0.16	$0.31	$0.04
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.16)	$(0.16)	$(0.16)	$(0.17)	$(0.17)
Net asset value, end of period (x)	$2.98	$3.00	$3.31	$3.44	$3.44	$3.30
Total return (%) (r)(s)(t)(x)	2.39(n)	(4.25)	0.84	5.08	9.63	1.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52(a)	0.52	0.54	0.57	0.58	0.58
Expenses after expense reductions (f)	0.51(a)	0.51	0.53	0.56	0.57	0.57
Net investment income (loss)	5.90(a)	5.05	4.25	4.69	4.82	5.02
Portfolio turnover	25(n)	33	64	50	58	44
Net assets at end of period (000 omitted)	$954,045	$919,902	$1,048,137	$1,123,867	$942,482	$829,451

See Notes to Financial Statements
29

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
30

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the
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Notes to Financial Statements (unaudited) - continued
adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of
32

Notes to Financial Statements (unaudited) - continued
securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
33

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$182,940	$—	$1,157,552	$1,340,492
Luxembourg	—	1,338,218	—	1,338,218
United Kingdom	—	21,678	—	21,678
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	8,720,183	—	8,720,183
U.S. Corporate Bonds	—	1,355,049,691	—	1,355,049,691
Asset-Backed Securities (including CDOs)	—	347	—	347
Foreign Bonds	—	259,288,886	—	259,288,886
Mutual Funds	85,656,915	—	—	85,656,915
Total	$85,839,855	$1,624,419,003	$1,157,552	$1,711,416,410
Other Financial Instruments
Futures Contracts – Liabilities	$(774,721)	$—	$—	$(774,721)
Forward Foreign Currency Exchange Contracts – Assets	—	264,755	—	264,755
Forward Foreign Currency Exchange Contracts – Liabilities	—	(20,378)	—	(20,378)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/23	$1,402,657
Realized gain (loss)	391,535
Change in unrealized appreciation or depreciation	(245,105)
Sales	(391,535)
Balance as of 7/31/23	$1,157,552
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2023 is $68,672. At July 31, 2023, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses
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Notes to Financial Statements (unaudited) - continued
are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$182,940	$—
Interest Rate	Futures Contracts	—	(774,721)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	264,755	(20,378)
Total		$447,695	$(795,099)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$61,024	$—	$—
Foreign Exchange	—	(283,606)	—
Equity	—	—	(1,554,492)
Total	$61,024	$(283,606)	$(1,554,492)
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Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(809,891)	$—	$—
Foreign Exchange	—	298,909	—
Equity	—	—	(686,025)
Total	$(809,891)	$298,909	$(686,025)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
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Notes to Financial Statements (unaudited) - continued
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is added to the cost of the security or financial instrument purchased.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to
37

Notes to Financial Statements (unaudited) - continued
unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. For the six months ended July 31, 2023, custodian fees were not reduced.
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Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/23
Ordinary income (including any short-term capital gains)	$94,049,766
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/23
Cost of investments	$1,839,798,722
Gross appreciation	8,052,198
Gross depreciation	(136,434,510)
Net unrealized appreciation (depreciation)	$(128,382,312)
As of 1/31/23
Undistributed ordinary income	5,599,539
Capital loss carryforwards	(140,965,138)
Other temporary differences	(8,092,922)
Net unrealized appreciation (depreciation)	(170,348,872)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
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Notes to Financial Statements (unaudited) - continued
As of January 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(20,610,653)
Long-Term	(120,354,485)
Total	$(140,965,138)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/23	Year ended 1/31/23
Class A	$17,876,930	$31,925,762
Class B	69,661	160,560
Class C	281,299	569,072
Class I	4,700,222	9,621,986
Class R1	17,640	29,527
Class R2	41,118	86,874
Class R3	30,266	87,286
Class R4	10,351	18,781
Class R6	28,067,090	51,479,518
Total	$51,094,577	$94,049,766
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.4 billion	0.46%
In excess of $1.4 billion and up to $3 billion	0.44%
In excess of $3 billion	0.42%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2024. For the six months ended July 31, 2023, this management fee reduction amounted to $108,590, which is
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Notes to Financial Statements (unaudited) - continued
included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2023 was equivalent to an annual effective rate of 0.44% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $10,876 for the six months ended July 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 773,396
Class B	0.75%	0.25%	1.00%	1.00%	13,864
Class C	0.75%	0.25%	1.00%	1.00%	55,993
Class R1	0.75%	0.25%	1.00%	1.00%	3,507
Class R2	0.25%	0.25%	0.50%	0.50%	3,721
Class R3	—	0.25%	0.25%	0.25%	1,308
Total Distribution and Service Fees					$851,789
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended July 31, 2023, this rebate amounted to $1,073 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
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Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2023, were as follows:
Amount
Class A	$7,607
Class B	576
Class C	2,205
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2023, the fee was $96,679, which equated to 0.0113% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $485,380.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2023 was equivalent to an annual effective rate of 0.0151% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $827 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2023. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $957 at July 31, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
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Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended July 31, 2023, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, aggregated $404,870,466 and $456,796,677, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/23		Year ended 1/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,400,563	$45,612,045	34,239,361	$103,975,427
Class B	9,871	29,502	57,318	172,695
Class C	256,606	759,624	510,661	1,531,529
Class I	6,068,970	17,928,281	38,542,522	115,441,933
Class R1	12,334	36,518	26,943	81,037
Class R2	23,632	69,479	236,743	739,407
Class R3	34,924	103,055	222,741	712,439
Class R4	9,237	27,312	8,221	25,343
Class R6	15,479,463	45,800,215	21,815,819	66,118,697
Class 529A	—	—	194,427	621,092
Class 529C	—	—	4,009	13,074
	37,295,600	$110,366,031	95,858,765	$289,432,673
43

Notes to Financial Statements (unaudited) - continued
	Six months ended 7/31/23		Year ended 1/31/23
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	5,886,284	$17,443,078	10,385,501	$31,089,436
Class B	22,704	67,351	51,185	153,778
Class C	92,240	274,249	183,364	551,602
Class I	1,290,506	3,810,018	2,645,976	7,896,443
Class R1	5,945	17,639	9,847	29,511
Class R2	13,953	41,116	29,102	86,684
Class R3	10,238	30,261	28,937	87,242
Class R4	3,489	10,351	6,275	18,779
Class R6	9,425,012	27,929,686	17,115,265	51,246,373
Class 529A	—	—	17,073	54,383
Class 529B	—	—	61	251
Class 529C	—	—	379	1,239
	16,750,371	$49,623,749	30,472,965	$91,215,721
Shares reacquired
Class A	(17,347,773)	$(51,313,745)	(41,474,679)	$(124,583,060)
Class B	(142,081)	(420,901)	(542,109)	(1,625,622)
Class C	(657,020)	(1,946,306)	(1,756,772)	(5,346,479)
Class I	(24,617,889)	(72,606,639)	(41,165,559)	(125,307,188)
Class R1	(8,312)	(24,631)	(90,964)	(292,009)
Class R2	(93,902)	(276,944)	(344,291)	(1,055,962)
Class R3	(130,938)	(386,026)	(598,859)	(1,809,442)
Class R4	(12,055)	(35,453)	(6,028)	(18,457)
Class R6	(12,042,097)	(35,567,597)	(49,066,141)	(145,737,382)
Class 529A	—	—	(1,665,310)	(4,989,975)
Class 529B	—	—	(20,862)	(66,973)
Class 529C	—	—	(131,973)	(422,443)
	(55,052,067)	$(162,578,242)	(136,863,547)	$(411,254,992)
44

Notes to Financial Statements (unaudited) - continued
	Six months ended 7/31/23		Year ended 1/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	3,939,074	$11,741,378	3,150,183	$10,481,803
Class B	(109,506)	(324,048)	(433,606)	(1,299,149)
Class C	(308,174)	(912,433)	(1,062,747)	(3,263,348)
Class I	(17,258,413)	(50,868,340)	22,939	(1,968,812)
Class R1	9,967	29,526	(54,174)	(181,461)
Class R2	(56,317)	(166,349)	(78,446)	(229,871)
Class R3	(85,776)	(252,710)	(347,181)	(1,009,761)
Class R4	671	2,210	8,468	25,665
Class R6	12,862,378	38,162,304	(10,135,057)	(28,372,312)
Class 529A	—	—	(1,453,810)	(4,314,500)
Class 529B	—	—	(20,801)	(66,722)
Class 529C	—	—	(127,585)	(408,130)
	(1,006,096)	$(2,588,462)	(10,531,817)	$(30,606,598)
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 15%, 15%, 9%, 2%, 1%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2045 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an
45

Notes to Financial Statements (unaudited) - continued
agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2023, the fund’s commitment fee and interest expense were $4,339 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$64,030,541	$218,341,531	$196,711,010	$2,709	$(6,856)	$85,656,915

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,838,665	$—
46

Board Review of Investment Advisory Agreement
MFS High Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
47

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2022, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The Trustees further noted that the Fund’s five-year performance as compared to its Broadridge performance universe improved for the period ended December 31, 2022, as compared to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that
48

Board Review of Investment Advisory Agreement - continued
were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.4 billion and $3 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
49

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
50

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
51

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
52

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
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1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
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Kansas City, MO 64105-1407

Semiannual Report
July 31, 2023
MFS®  Municipal High
Income Fund
MMH-SEM

MFS® Municipal High
Income Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Long Term Care	14.8%
Healthcare Revenue - Hospitals	12.1%
Universities - Secondary Schools	9.5%
Miscellaneous Revenue - Other	7.5%
General Obligations - General Purpose	5.5%
Tax - Sales	5.4%
Multi-Family Housing Revenue	4.7%
Universities - Colleges	4.7%
Universities – Dormitories	3.7%
General Obligations - Schools	3.5%
Composition including fixed income credit quality (a)(i)
AAA	1.2%
AA	5.6%
A	13.8%
BBB	22.0%
BB	16.3%
B	2.1%
CCC	1.3%
CC	0.1%
C	1.1%
D	0.1%
Not Rated	36.6%
Cash & Cash Equivalents	0.1%
Other	(0.3)%
Portfolio facts
Average Duration (d)	9.6
Average Effective Maturity (m)	19.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.
Percentages are based on net assets as of July 31, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period, February 1, 2023 through July 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2023 through July 31, 2023.
Actual Expenses
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/23	Ending Account Value 7/31/23	Expenses Paid During Period (p) 2/01/23-7/31/23
A	Actual	0.60%	$1,000.00	$991.58	$2.96
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
B	Actual	1.35%	$1,000.00	$987.95	$6.65
	Hypothetical (h)	1.35%	$1,000.00	$1,018.10	$6.76
C	Actual	1.60%	$1,000.00	$986.72	$7.88
	Hypothetical (h)	1.60%	$1,000.00	$1,016.86	$8.00
I	Actual	0.60%	$1,000.00	$991.54	$2.96
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
R6	Actual	0.52%	$1,000.00	$993.29	$2.57
	Hypothetical (h)	0.52%	$1,000.00	$1,022.22	$2.61
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Expense ratios include 0.02% of investment related expenses from self-deposited inverse floaters (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 98.1%
Alabama - 1.3%
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	$1,825,000	$1,461,237
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2037	260,000	262,647
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2039	340,000	337,754
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	1,630,000	1,554,883
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,580,303
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	6,355,000	5,372,246
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,198,587
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	10,000,000	10,498,252
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	5,175,000	5,456,720
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028 (a)(d)	1,485,000	891,000
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043 (a)(d)	1,560,000	936,000
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2053	2,165,000	2,348,518
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	1,820,000	1,996,198
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	805,000	683,550
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,130,000	813,216
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,620,000	822,679
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,080,000	1,464,867
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040 (z)	4,200,000	3,150,000
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev., Taxable (Cherokee Industrial Landfill Project), “B”, 8%, 5/01/2029 (z)	1,297,641	973,231

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2044	$1,800,000	$794,356
Prichard, AL, Water Works & Sewer Board Rev., 4%, 11/01/2049	3,500,000	1,539,933
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	4,980,000	5,305,843
Sumter County, AL, Industrial Development Authority Exempt Facilities Rev. (Enviva Inc. Project), 6%, 7/15/2052 (Put Date 7/15/2032)	9,565,000	6,470,514
		$56,912,534
Alaska - 0.2%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$889,473
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,291,171
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Capital Appreciation, “B-2”, 0%, 6/01/2066	61,290,000	7,772,393
		$9,953,037
Arizona - 3.4%
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 4%, 7/01/2029 (n)	$725,000	$696,141
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2039 (n)	870,000	841,227
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.25%, 7/01/2043	120,000	116,391
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2049 (n)	1,395,000	1,268,800
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.375%, 7/01/2053	440,000	417,746
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5%, 7/01/2054 (n)	2,185,000	1,952,176
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	410,000	392,241
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “A”, 5%, 7/01/2052	1,140,000	1,144,093
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “B”, 5.5%, 7/01/2038 (n)	1,065,000	1,074,824
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “B”, 5.625%, 7/01/2048 (n)	2,050,000	2,043,079

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “B”, 5.75%, 7/01/2053 (n)	$3,190,000	$3,191,769
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037 (n)	450,000	440,273
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	740,000	671,890
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	1,970,000	1,755,744
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	770,000	753,356
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	770,000	699,129
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	735,000	655,062
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.25%, 7/01/2053	440,000	409,327
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.5%, 7/01/2058	440,000	415,299
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2047	375,000	367,066
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	475,000	455,506
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2062	665,000	625,965
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 4%, 12/15/2030 (n)	2,455,000	2,323,955
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2040 (n)	1,000,000	954,135
Arizona Industrial Development Authority Education Rev. (Mater Academy of Nevada - Bonanza Campus Project), “A”, 5%, 12/15/2050 (n)	1,700,000	1,531,610
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2030 (n)	955,000	907,012
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2040 (n)	1,425,000	1,187,081

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Cadence Campus Project), “A”, 4%, 7/15/2050 (n)	$1,600,000	$1,200,930
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5%, 7/15/2028 (n)	1,565,000	1,572,201
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2038 (n)	1,810,000	1,831,436
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Nevada - Inspirada and St. Rose Campus Projects), “A”, 5.75%, 7/15/2048 (n)	3,100,000	3,075,546
Arizona Industrial Development Authority Education Rev. (Pinecrest Academy of Northern Nevada Project), “A”, 4.5%, 7/15/2029	250,000	242,002
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 3%, 12/15/2031 (n)	605,000	519,672
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2041 (n)	1,090,000	875,299
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Aliante & Skye Canyon Campus Projects), “A”, 4%, 12/15/2051 (n)	435,000	316,610
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 3.75%, 12/15/2029 (n)	410,000	380,834
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2039 (n)	340,000	321,084
Arizona Industrial Development Authority Education Rev. (Somerset Academy of Las Vegas - Lone Mountain Campus Project), “A”, 5%, 12/15/2049 (n)	600,000	530,372
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	2,450,000	2,140,955
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 4%, 7/01/2028	300,000	276,218
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2033	250,000	229,229
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2038	300,000	260,526
Glendale, AZ, Industrial Development Authority Refunding Rev. (Terraces of Phoenix Project), “A”, 5%, 7/01/2048	1,800,000	1,437,112

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	$1,405,000	$1,151,770
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	2,705,000	2,378,376
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2041	1,000,000	922,302
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Royal Oaks - Inspirata Pointe Project), “A”, 5%, 5/15/2056	5,955,000	5,059,938
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation-Harmony Public Schools Project), “A”, 4%, 2/15/2041	430,000	372,349
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation-Harmony Public Schools Project), “A”, 4%, 2/15/2046	345,000	283,658
La Paz County, AZ, Industrial Development Authority (Harmony Education Foundation-Harmony Public Schools Project), “A”, 4%, 2/15/2051	580,000	459,259
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2038	800,000	803,357
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2048	435,000	419,056
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	215,000	214,915
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	380,000	392,814
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	1,115,000	1,059,732
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	705,000	715,894
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	590,000	533,818
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	895,000	905,443

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	$2,660,000	$2,352,156
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	855,000	756,952
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,537,202
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	3,980,000	3,914,886
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	2,070,000	2,071,404
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	700,000	700,475
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	3,065,000	2,816,238
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	1,770,000	1,616,729
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	6,388,310
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	820,014
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	660,066
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	3,914,213
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,207,016
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034 (n)	1,970,000	2,003,051
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	1,430,000	1,423,594
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044 (n)	3,255,000	3,298,396
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	1,570,000	1,449,992
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	3,935,000	3,613,121
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2041 (n)	2,605,000	2,159,284

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	$8,630,000	$6,607,215
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4.15%, 12/01/2057 (n)	3,245,000	2,431,897
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	8,330,000	6,581,873
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	540,000	543,788
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	1,325,000	1,325,613
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	1,085,000	1,067,163
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2030	150,000	157,240
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2031	570,000	596,735
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2033	315,000	327,775
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2037	500,000	509,788
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	555,000	559,785
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2034 (n)	630,000	631,968
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2039 (n)	655,000	627,269
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	510,000	418,067

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	$2,735,000	$2,241,985
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 5%, 6/15/2049 (n)	1,235,000	1,109,467
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	3,020,000	2,242,964
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	780,000	579,308
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	685,000	491,281
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	3,420,000	2,452,820
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.75%, 11/15/2042 (n)	1,825,000	1,844,799
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.875%, 11/15/2052 (n)	5,160,000	5,189,125
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	2,320,000	2,332,223
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	1,250,000	1,234,394
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,115,300
		$149,096,545
Arkansas - 0.3%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$800,000	$770,218
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	1,620,000	1,560,902
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	170,000	156,181
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2036	930,000	964,129
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	645,000	663,654

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	$520,000	$530,963
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	570,000	580,033
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	180,000	154,057
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	520,000	411,917
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	195,000	173,737
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.5%, 7/01/2046	1,185,000	789,790
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	850,000	657,554
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	365,000	369,257
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	540,000	546,746
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	6,455,000	2,161,292
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2039 (Prerefunded 12/01/2024)	4,510,000	4,610,676
		$15,101,106
California - 7.0%
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/2039	$7,550,000	$3,870,391
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	2,095,000	1,559,648
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	25,510,000	26,643,264
California Community College Financing Authority Student Housing Rev. (NCCD - Napa Valley Properties LLC - Napa Valley College Project), “A”, 5.75%, 7/01/2060 (n)	12,810,000	12,712,202
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	6,870,000	5,639,138
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	6,855,000	5,828,264
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	8,415,000	1,836,319

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2032	$160,000	$175,685
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2035	210,000	213,763
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2037	340,000	340,388
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	145,000	143,872
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	185,000	182,640
California Health Facilities Financing Authority Rev. (CommonSpirit Health), “A”, 4%, 4/01/2049	1,005,000	927,931
California Housing Finance Agency Municipal Certificates, “X”, 0.764%, 8/20/2036 (i)(n)	26,860,776	1,440,398
California Housing Finance Agency Municipal Certificates, “X”, 0.366%, 9/20/2036 (i)	146,163,443	3,657,609
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,403,843
California Municipal Finance Authority Rev. (California Baptist University), “A”, 5%, 11/01/2046 (n)	5,470,000	5,294,297
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,385,000	1,418,017
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2035	475,000	478,368
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,370,000	1,379,113
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,265,000	1,241,313
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	210,000	199,373
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	6,550,000	6,079,430
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,325,000	2,031,326
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 3.875%, 7/01/2028 (n)	900,000	860,872
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2049 (n)	1,600,000	1,461,321
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	3,370,000	3,594,054

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	$2,120,000	$1,939,420
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2033	310,000	319,763
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis II LLC - Orchard Park Student Housing Project), BAM, 4%, 5/15/2038	425,000	419,131
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	1,650,000	1,120,510
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,380,000	2,770,813
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032 (a)(d)(z)	2,250,000	112,500
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039 (a)(d)(z)	11,405,000	570,250
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039 (a)(d)(z)	12,890,000	644,500
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	215,000	222,281
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	435,000	442,342
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	435,000	435,929
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	1,670,000	1,620,966
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	4,770,000	4,291,036
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2051 (n)	2,350,000	2,063,442
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2056 (n)	3,445,000	2,977,211
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	2,200,000	2,089,327
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	1,465,000	1,417,027
California Public Finance Authority, Senior Living Rev. (Kendal at Ventura Project), “A”, 10%, 5/15/2028 (n)	7,490,000	7,398,929
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2036 (n)	790,000	797,918
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	51,824

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	$625,000	$626,857
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 5), “A”, 4%, 8/01/2061 (n)	1,145,000	897,939
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (n)	1,325,000	1,236,087
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project)., “A”, 5%, 7/01/2042 (n)	1,610,000	1,532,365
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project)., “A”, 5.25%, 7/01/2052 (n)	2,000,000	1,894,741
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project)., “A”, 5.375%, 7/01/2056 (n)	995,000	951,398
California School Finance Authority, Charter School Rev. (Hawking STEAM Charter School Project)., “A”, 5.5%, 7/01/2062 (n)	1,775,000	1,714,238
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024 (n)	730,000	729,053
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025 (n)	760,000	758,138
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	435,000	444,224
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,150,000	1,154,276
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	750,000	740,751
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	140,000	139,553
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	577,293
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	545,584

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	$1,320,000	$1,321,190
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5.125%, 7/01/2044	430,000	432,555
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 4%, 7/01/2050 (n)	3,360,000	2,958,812
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044 (n)	760,000	618,275
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049 (n)	945,000	753,961
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	100,000	100,062
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	1,370,000	1,403,570
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,608,400
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	2,045,000	2,030,334
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,340,351
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.25%, 8/15/2052	2,635,000	2,803,005
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	2,515,000	2,688,346
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	155,000	155,107
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	782,314
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,316,886
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	3,400,000	3,448,250
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	3,000,000	2,981,282
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	11,095,000	10,826,246
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	8,600,000	8,602,744
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	880,000	885,076

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	$725,000	$711,933
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	2,550,000	2,435,290
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	1,280,000	1,210,889
California Statewide Communities Development Authority, Essential Housing Rev. (Oceanaire-Long Beach), “A-2”, 4%, 9/01/2056 (n)	4,795,000	3,547,963
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,630,000	1,847,703
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2032	3,010,000	2,217,164
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	25,275,000	22,629,931
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	4,240,000	3,388,098
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	450,000	459,737
Los Angeles County, CA, Rio Hondo Community College District, “C”, Convertible Capital Appreciation, 0% to 8/01/2024, 6.85% to 8/01/2042	10,000,000	11,894,019
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2036	1,955,000	2,132,349
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,455,000	1,573,284
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2040	2,400,000	2,558,380
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2034	660,000	702,982
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2036	775,000	817,034
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	1,735,000	1,346,488
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	1,080,000	813,208
Morongo Band of Mission Indians California Rev., “A”, 5%, 10/01/2042 (n)	4,180,000	4,109,404

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Morongo Band of Mission Indians California Rev., “B”, 5%, 10/01/2042 (n)	$3,605,000	$3,544,115
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	7,025,000	6,443,052
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2027	1,585,000	1,385,221
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2024	380,000	367,864
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	205,000	182,147
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	100,000	88,852
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	180,000	159,934
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	285,000	240,641
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	170,000	143,540
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	235,000	193,098
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	170,000	138,728
Palomar Health, CA, Refunding Rev., 5%, 11/01/2042	10,000,000	10,037,528
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	940,000	743,768
Sacramento County, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Capital Appreciation, “A-1”, 0%, 6/01/2060	18,750,000	2,840,752
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2046	2,095,000	1,974,865
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	8,725,000	2,718,019
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	225,000	229,472
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	2,070,000	1,570,131
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	8,810,000	7,580,020
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	9,125,000	7,354,953

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	$12,970,000	$4,544,010
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	3,665,000	3,013,377
		$303,207,164
Colorado - 2.0%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2027	$73,000	$76,794
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2028	70,000	73,648
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2029	70,000	73,619
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2030	124,000	136,662
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2032	140,000	154,167
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	90,000	94,603
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2034	160,000	175,149
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2035	56,000	60,944
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	895,000	903,713
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	305,000	306,353
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	560,000	560,901
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	395,243
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	450,000	445,678
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,055,040
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	490,579
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	355,305
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	355,139

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	$1,770,000	$1,711,442
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	1,530,000	1,484,370
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	4,310,000	3,826,151
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	295,000	302,933
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	350,000	354,217
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	365,000	368,444
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,041,455
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,698,496
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Thomas MacLaren State Charter School Project), “A”, 5%, 6/01/2035	570,000	604,150
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	515,000	464,155
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	925,000	819,583
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2036	175,000	163,112
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2041	175,000	152,278
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2051	350,000	281,986
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Aspen View Academy Project), 4%, 5/01/2061	610,000	468,955
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2052	750,000	724,612
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2057	1,750,000	1,659,508

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (James Irwin Educational Foundation Project), 5%, 9/01/2062	$2,200,000	$2,047,015
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2031 (n)	450,000	425,660
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2041 (n)	600,000	494,065
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2051 (n)	715,000	533,287
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (New Summit Charter Academy Project), “A”, 4%, 7/01/2061 (n)	2,030,000	1,436,664
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	2,976,398
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2042	2,635,000	1,972,839
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.5%, 11/01/2047	3,210,000	3,431,705
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	4,870,000	5,073,310
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	3,880,000	3,530,760
Colorado Health Facilities Authority Rev. (Frasier Project), “A”, 4%, 5/15/2041	1,375,000	1,133,215
Colorado Health Facilities Authority Rev. (Frasier Project), “A”, 4%, 5/15/2048	2,600,000	1,988,518
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, “C”, 4.75%, 5/01/2049 (u)	4,540,000	4,573,461
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 1/15/2033	395,000	406,792
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 7/15/2033	395,000	409,972
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 7/15/2034	790,000	812,775
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 7/15/2036	660,000	667,901
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 7/15/2038	470,000	467,625
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	3,360,000	3,244,889

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	$3,150,000	$2,990,278
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	1,070,000	1,087,118
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	675,000	682,092
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,800,000	1,800,741
Denver, CO, Health & Hospital Authority Rev. (550 Acoma, Inc.), COP, 5%, 12/01/2048	2,670,000	2,621,752
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/2039	3,660,000	3,663,142
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	796,728
Loretto Heights, CO, Community Authority Special Rev., 4.875%, 12/01/2051 (n)	14,945,000	11,610,026
Tallyn's Reach, CO, Metropolitan District No. 3, 5%, 12/01/2033 (Prerefunded 12/01/2023)	358,000	359,778
		$85,077,890
Connecticut - 1.1%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical Issue), “E”, 5.25%, 7/15/2048	$1,790,000	$1,925,556
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical Issue), “E”, 4.25%, 7/15/2053	2,055,000	1,983,883
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2039 (n)	900,000	872,443
Connecticut Health & Educational Facilities Authority Rev. (Griffin Hospital), “G-1”, 5%, 7/01/2050 (n)	2,250,000	2,059,213
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	8,535,000	7,847,727
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2030 (n)	500,000	488,151
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2045 (n)	1,500,000	1,291,306
Connecticut Health & Educational Facilities Authority Rev. (McLean Issue), “A”, 5%, 1/01/2055 (n)	2,800,000	2,290,846
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.5%, 10/01/2042 (n)	2,120,000	2,121,206
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	5,740,000	5,743,185
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	18,190,000	18,189,525

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	$155,000	$147,501
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	255,000	231,050
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	300,000	261,543
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	860,000	702,932
		$46,156,067
Delaware - 0.6%
Delaware Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	$11,081,470	$10,800,383
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034 (Prerefunded 9/01/2024)	1,105,000	1,120,381
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044 (Prerefunded 9/01/2024)	1,030,000	1,048,402
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049 (Prerefunded 9/01/2024)	1,210,000	1,231,618
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2036	285,000	292,254
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	620,000	624,553
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2036	920,000	895,308
Delaware Economic Development Authority, Charter School Rev. (Aspira of Delaware Charter Operations, Inc. Project), “A”, 5%, 6/01/2046	1,635,000	1,455,339
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2043	4,230,000	4,316,406
Delaware Health Facilities Authority Rev. (Beebe Medical Center Project), 5%, 6/01/2048	2,115,000	2,143,708
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2040	750,000	723,414
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2048	1,025,000	945,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Delaware - continued
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2053	$895,000	$811,438
Kent County, DE, Student Housing and Dining Facility Rev. (CHF - Dover LLC - Delaware State University Project), “A”, 5%, 7/01/2058	1,165,000	1,041,979
		$27,450,633
District of Columbia - 0.6%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2039 (n)	$2,090,000	$1,950,998
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	1,330,000	1,162,657
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2051 (n)	1,000,000	866,620
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	1,680,000	1,431,596
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2061 (n)	1,100,000	923,378
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,745,000	1,744,984
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,605,000	5,510,922
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	9,810,000	9,366,659
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	860,000	885,375
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,670,000	2,529,116
		$26,372,305
Florida - 6.5%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2040	$645,000	$511,436
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2046	860,000	632,350
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 4.625%, 5/01/2028	680,000	683,671
Arborwood Community Development District, FL, Capital Improvement Refunding Rev. (Subordinate Lien), “A-2”, 5%, 5/01/2036	860,000	862,962

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	$230,000	$230,430
Arborwood Community Development District, FL, Capital Improvement Rev., “A-2”, 6.9%, 5/01/2036	20,000	20,006
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	694,814
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	321,646
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 5.5%, 5/15/2025 (a)(d)(z)	225,921	12,426
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	225,921	12,426
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	786,707	43,269
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	7,896,896	434,329
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	606,221	33,342
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	658,000
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	575,000	581,151
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	670,000	685,083
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	825,000	847,133
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	400,000	402,189
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	2,730,000	2,736,617
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 4.5%, 6/15/2028 (n)	875,000	846,708
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2038 (n)	1,005,000	965,655

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Capital Trust Agency, Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 5.375%, 6/15/2048 (n)	$1,700,000	$1,543,157
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 3.25%, 6/01/2031 (n)	240,000	205,314
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2041 (n)	325,000	291,984
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “A”, 5%, 6/01/2056 (n)	900,000	748,110
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2041 (n)	230,000	206,635
Florida Capital Trust Agency, Educational Facilities Rev. (Imagine School at North Manatee Project), “C”, 5%, 6/01/2056 (n)	520,000	432,241
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	100,000	98,522
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	165,000	165,442
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	515,000	494,346
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2039 (n)	3,090,000	2,881,139
Florida Capital Trust Agency, Educational Facilities Rev. (Renaissance Charter School, Inc. Project), “A”, 5%, 6/15/2049 (n)	11,995,000	10,428,157
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 4%, 10/15/2029 (n)	450,000	426,917
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2037 (n)	510,000	488,442
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2039 (n)	1,130,000	1,068,668
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2047 (n)	1,180,000	1,062,175
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2049 (n)	1,860,000	1,660,639
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2052 (n)	1,295,000	1,141,659
Florida Capital Trust Agency, Educational Facilities Rev. (Viera Charter Schools, Inc. Project), “A”, 5%, 10/15/2054 (n)	1,345,000	1,178,318
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	170,000	153,916

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	$1,005,000	$819,462
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.25%, 6/15/2036 (n)	1,155,000	1,185,308
Florida Development Finance Corp. Educational Facilities Rev. (Florida Charter Educational Foundation, Inc. Project), “A”, 6.375%, 6/15/2046 (n)	1,980,000	2,015,798
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2034 (n)	525,000	532,314
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2039 (n)	610,000	599,494
Florida Development Finance Corp. Educational Facilities Rev. (Imagine School at Broward Project), “A”, 5%, 12/15/2049 (n)	4,340,000	4,163,704
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	1,135,000	1,088,524
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,660,000	1,575,258
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “A”, 6.125%, 6/15/2044	5,000,000	5,042,680
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 4%, 9/15/2030 (n)	240,000	219,279
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2040 (n)	550,000	486,766
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2050 (n)	1,080,000	886,468
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	175,000	165,009
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	320,000	266,369
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	445,000	347,851
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	220,000	219,748
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	200,000	193,223
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	235,000	222,234
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	1,510,000	1,434,932

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	$4,365,000	$3,990,372
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	430,000	417,500
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	330,000	310,021
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	11,890,000	9,738,524
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	2,905,000	2,274,930
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.125%, 6/01/2040 (n)	3,760,000	3,252,611
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	2,730,000	1,973,914
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	3,755,000	2,528,114
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 5.25%, 6/01/2050 (n)	7,500,000	6,169,135
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2055 (n)	840,000	520,224
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-1”, 2.375%, 6/01/2027 (n)	235,000	225,757
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)	135,000	134,968
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	1,235,000	1,293,374
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	1,700,000	1,771,957
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	1,395,000	1,451,283
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2035	780,000	807,021
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	1,070,000	1,098,935

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	$1,490,000	$1,356,428
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	2,030,000	1,818,839
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	2,420,000	2,147,180
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	3,480,000	2,979,766
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	2,220,000	2,147,876
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	3,475,000	3,236,181
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	3,995,000	3,586,548
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, FHLMC, 4%, 7/01/2049	2,250,000	2,232,478
Hillsborough County FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	2,315,000	2,037,626
Jacksonville, FL, Cypress Bluff Community Development District, 3.75%, 5/01/2024	225,000	224,005
Jacksonville, FL, Cypress Bluff Community Development District, 4.125%, 5/01/2029	1,265,000	1,250,230
Jacksonville, FL, Cypress Bluff Community Development District, 4.9%, 5/01/2039	3,595,000	3,501,685
Jacksonville, FL, Cypress Bluff Community Development District, 5.1%, 5/01/2048	2,600,000	2,525,067
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	2,345,000	2,062,107
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	320,000	319,547
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,295,000	1,296,516
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,305,000	2,170,048
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	2,820,000	2,851,467
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	835,000	835,546
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.5%, 5/01/2036	3,770,000	3,611,658

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Live Oak Lake Community Development District, FL, Capital Improvement Rev., 4.625%, 5/01/2047	$2,720,000	$2,423,900
Marshall Creek, FL, Community Development District Rev. (St. John's County), “A”, 5%, 5/01/2032	1,265,000	1,270,883
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2046	2,000,000	1,837,658
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	4,030,000	3,607,153
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2032	1,000,000	1,019,235
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2037	1,215,000	1,219,778
Miami-Dade County, FL, Industrial Development Authority Rev. (Doral Academy Project), 5%, 1/15/2048	4,185,000	3,965,791
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	205,000	205,590
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	2,921,451
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,012,163
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	1,610,000	1,688,974
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,195,000	1,194,988
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	728,223
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,038,210
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (a)(d)	1,575,000	504,000
North Broward, FL, Hospital District Rev. (Broward Health), “B”, 5%, 1/01/2042	7,340,000	7,494,266
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	3,025,000	2,543,524
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	1,000,000	1,020,053
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	700,000	411,129
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	840,000	463,914

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	$320,000	$166,105
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	980,000	480,586
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	1,180,000	546,684
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	1,265,000	553,072
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	1,405,000	580,332
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	1,125,000	438,079
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2043	1,545,000	568,883
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2044	1,685,000	584,638
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2045	1,965,000	642,142
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031 (Prerefunded 12/01/2024)	1,000,000	1,022,323
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	940,000	943,064
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	1,220,000	1,203,760
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	985,000	942,616
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), “A”, 5%, 6/01/2055	2,770,000	2,347,436
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	1,015,000	938,026

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	$1,740,000	$1,488,934
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	1,450,000	1,141,748
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	4,960,000	3,582,882
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 4.25%, 6/01/2031 (n)	1,500,000	1,398,204
Palm Beach County, FL, Provident Group Rev. (Lynn University Housing Project), “A”, 5%, 6/01/2057 (n)	18,845,000	16,127,683
Palm Beach County, FL, Provident Group Rev., Taxable (Lynn University Housing Project), “B”, 5%, 6/01/2027 (n)	1,120,000	1,054,675
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	300,000	298,130
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,338,134
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,515,000	2,324,333
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.5%, 5/01/2032	1,435,000	1,385,558
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.625%, 5/01/2035	865,000	842,848
Pasco County, FL, Concord Station Community Development District, “A-1”, 3.75%, 5/01/2046	1,000,000	877,818
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	985,000	996,132
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	1,265,000	1,258,346
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	430,000	433,275
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,995,000	2,108,639
Pasco County, FL, Estancia at Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	370,000	370,315
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	5,175,000	3,933,287
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	3,925,000	2,960,140

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	$5,860,000	$4,288,451
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	810,000	724,530
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2047	1,020,000	869,788
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “A”, 5%, 1/01/2052	1,875,000	1,556,535
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2036 (n)	315,000	275,254
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2041 (n)	425,000	346,722
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2051 (n)	505,000	372,859
Seminole County, FL, Industrial Development Authority, Educational Facilities Rev. (Galileo Schools for Gifted Learning Project), “A”, 4%, 6/15/2056 (n)	1,310,000	935,811
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.5%, 5/01/2024 (n)	180,000	178,861
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 3.85%, 5/01/2029 (n)	700,000	681,364
St. John's & Duval County, FL, Tolomato Community Development District Special Assessment Refunding, “A-2”, 4.25%, 5/01/2037 (n)	1,000,000	931,671
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	110,000	104,440
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	105,000	98,875
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	120,000	112,209
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	105,000	97,362
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	110,000	101,129
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	525,000	448,875

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	$390,000	$308,662
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	390,000	291,044
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	380,000	274,022
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	498,907	254,443
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	155,868
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	145,779
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	316,855
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	936,702
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	5,935,189
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	2,666,998
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	7,125,000	7,112,700
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	977,783
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,570,000	987,551
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	865,000	511,278
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	1,340,000	744,798
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	630,000	328,998
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	865,000	427,073

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	$865,000	$403,642
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	1,180,000	520,117
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	525,000	218,716
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	525,000	206,174
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2038	340,000	333,426
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	345,000	334,447
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2040	525,000	544,402
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	1,835,000	1,696,692
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,255,000	2,278,124
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	3,970,000	3,984,333
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.85%, 5/01/2038	575,000	581,247
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5%, 5/01/2043	900,000	912,628
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	1,685,000	1,706,238
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	385,000	388,902
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	908,721
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,005,942
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,695,000	1,617,673
		$284,096,896

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - 1.1%
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	$2,175,000	$1,911,900
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	1,995,000	1,882,461
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	6,200,000	5,201,479
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	570,000	575,046
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030 (Prerefunded 7/15/2025)	10,000	10,345
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033 (Prerefunded 2/15/2025)	50,000	51,725
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	975,000	980,915
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2038 (Prerefunded 7/15/2025)	40,000	41,380
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2038	1,060,000	1,056,658
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2032	365,000	374,194
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2034	385,000	393,728
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 4%, 4/01/2036	340,000	343,303
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2037	350,000	372,223
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2038	370,000	390,878
Fulton County, GA, Development Authority Hospital Rev. (WellStar Health System, Inc. Project), “A”, 4%, 4/01/2050	3,705,000	3,460,207
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), 5%, 7/01/2042	5,030,000	4,725,098
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	35,000	34,929
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,378,835

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	$10,500,000	$10,861,065
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2044	3,880,000	3,964,705
Georgia Ports Authority Rev., 4%, 7/01/2047	2,340,000	2,302,870
Georgia Ports Authority Rev., 4%, 7/01/2052	3,670,000	3,543,235
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	380,000	369,106
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	415,000	395,938
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	285,000	266,615
		$45,888,838
Guam - 0.3%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$400,000	$416,016
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	300,000	313,692
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	400,000	419,836
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	1,710,000	1,511,525
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 3.625%, 2/01/2025	765,000	743,331
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 4.25%, 2/01/2030	1,750,000	1,729,595
Guam Government Department of Education (John F. Kennedy High School Energy Efficiency Project), “A”, COP, 5%, 2/01/2040	2,375,000	2,363,342
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2027	250,000	259,397
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2028	250,000	261,768
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2029	325,000	342,884
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2030	250,000	264,373

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - continued
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2035	$1,000,000	$1,042,040
Guam Government, Hotel Occupancy Tax Rev., “A”, 5%, 11/01/2040	1,000,000	1,007,322
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	930,000	735,951
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	1,070,000	799,676
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	355,000	362,329
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,634,800
		$14,207,877
Hawaii - 0.1%
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2030 (n)	$1,765,000	$1,701,144
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2035 (n)	1,125,000	1,033,804
Hawaii Department of Budget & Finance, Special Purpose Rev. (Chaminade University), 5%, 1/01/2045 (n)	1,140,000	971,779
Hawaii Harbor System Rev., “A”, 4%, 7/01/2033	525,000	532,858
Hawaii Harbor System Rev., “A”, 4%, 7/01/2034	460,000	465,743
Hawaii Harbor System Rev., “A”, 4%, 7/01/2035	330,000	332,237
		$5,037,565
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (Madison Memorial Hospital Project), 5%, 9/01/2037	$830,000	$831,665
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 4%, 3/01/2038	3,880,000	3,752,630
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 4.625%, 7/01/2029 (n)	160,000	160,981
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2039 (n)	1,100,000	1,151,243
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2049 (n)	515,000	533,313

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Idaho - continued
Idaho Housing and Finance Association Nonprofit Facilities Rev. (Compass Public Charter School, Inc. Project), “A”, 6%, 7/01/2054 (n)	$565,000	$583,855
		$7,013,687
Illinois - 10.4%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$12,665,000	$11,340,479
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035 (n)	2,170,000	2,155,164
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045 (n)	3,565,000	3,510,274
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	4,250,000	3,270,220
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,835,000	1,350,683
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	4,335,000	3,783,835
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	5,515,000	4,435,047
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	380,000	395,731
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	280,000	293,653
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	1,110,000	1,145,722
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	1,115,000	1,145,922
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	2,015,000	2,047,751
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	2,700,000	2,809,098
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	2,755,000	2,788,328
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	19,865,000	20,933,602
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	6,135,000	6,730,168
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	10,385,000	8,869,969
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,685,000	1,770,438

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	$1,030,000	$1,093,535
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	845,000	905,698
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	2,315,000	2,498,292
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2032	6,425,000	6,777,827
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2034	1,250,000	1,286,544
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2035	1,500,000	1,534,980
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	14,200,000	13,957,231
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 7%, 12/01/2046 (n)	7,105,000	7,656,079
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2030	800,000	844,536
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2031	800,000	844,483
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2032	800,000	843,932
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2033	715,000	753,571
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2034	715,000	752,201
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	515,000	539,838
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	1,215,000	1,139,468
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,920,000	1,751,371
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	1,255,000	1,134,542
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	2,270,000	2,037,586

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “G”, 5%, 12/01/2034	$5,735,000	$5,840,092
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	10,610,000	10,394,252
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2039	4,935,000	5,403,899
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2041	1,740,000	1,860,143
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2043	435,000	462,575
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	2,680,000	2,722,447
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	1,045,000	1,062,755
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	3,365,000	3,524,888
Chicago, IL, General Obligation, “A”, 5%, 1/01/2028	760,000	803,733
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	8,860,000	9,455,678
Chicago, IL, General Obligation, “A”, 5%, 1/01/2033	23,735,000	25,665,880
Chicago, IL, General Obligation, “A”, 5%, 1/01/2034	12,000,000	12,954,611
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	2,925,000	3,155,763
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	7,390,000	7,978,431
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	4,170,000	4,306,724
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2039	2,380,000	2,416,338
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	800,000	823,801
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2040	500,000	545,283
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	12,975,000	13,237,681
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	1,630,000	1,660,884
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	1,100,000	1,115,868
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	8,225,000	8,332,269
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	985,000	897,282
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B”, BAM, 0%, 12/15/2054	11,735,000	2,699,016
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2046	15,000,000	5,290,094
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2047	29,475,000	9,874,072
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	5,495,000	1,150,789

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2033	$745,000	$774,737
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	2,065,000	2,100,403
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2048	6,550,000	6,550,357
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	675,000	677,154
Chicago, IL, O'Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	335,000	336,071
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.5%, 1/01/2048	5,490,000	5,427,466
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	4,695,000	4,811,553
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.625%, 1/01/2053	6,585,000	6,547,629
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	723,000	714,591
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	405,000	415,088
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	500,000	492,091
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	310,000	299,823
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	565,000	538,321
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	490,000	457,051
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	3,570,000	2,960,901
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2040	3,020,000	3,059,192
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2041	400,000	341,755
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2042	1,745,000	1,788,754
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2047	2,530,000	2,564,856
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2051	1,000,000	792,073
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.625%, 5/15/2052	2,060,000	2,087,499

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 5%, 5/15/2056	$1,330,000	$1,027,007
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	2,735,000	2,781,753
Illinois Finance Authority Rev. (Presence Health Network), 4%, 2/15/2041 (Prerefunded 2/15/2027)	20,000	20,616
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041 (Prerefunded 2/15/2027)	435,000	448,405
Illinois Finance Authority Rev. (Presence Health Network), “C”, 4%, 2/15/2041	9,405,000	9,136,651
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	640,000	638,516
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	1,310,000	1,287,604
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	1,005,000	986,205
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	970,000	948,342
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	1,105,000	1,065,634
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	580,000	592,858
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	702,303
Illinois Finance Authority, Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,800,000	1,804,127
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	610,000	507,123
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	690,000	606,684
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	210,000	212,981
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	1,415,000	1,400,685
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	825,000	771,929

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	$415,000	$383,485
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	9,098,315	8,172,051
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,710,500	3,332,748
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,702,592	3,265,472
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035 (z)	3,378,609	2,966,840
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,326,354	2,033,993
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	2,064,000	2,065,564
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2039	445,000	429,717
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2041	430,000	404,555
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2043	260,000	240,732
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	755,000	750,317
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	850,000	825,570
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	810,000	769,447
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	385,000	362,543
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,415,141
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,500,000	1,493,890
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	1,130,000	971,306
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	1,120,000	918,393
State of Illinois, General Obligation, 5%, 11/01/2028	2,595,000	2,709,159
State of Illinois, General Obligation, 4.125%, 11/01/2031	2,195,000	2,205,087
State of Illinois, General Obligation, 5%, 1/01/2033	300,000	307,830
State of Illinois, General Obligation, 5.5%, 5/01/2039	8,810,000	9,628,785
State of Illinois, General Obligation, 4.5%, 11/01/2039	2,420,000	2,405,818
State of Illinois, General Obligation, 5%, 11/01/2040	10,180,000	10,292,227

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, General Obligation, 5.75%, 5/01/2045	$9,310,000	$10,174,622
State of Illinois, General Obligation, AGM, 4%, 2/01/2030	900,000	917,326
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	12,495,000	13,290,764
State of Illinois, General Obligation, “A”, 5%, 3/01/2034	2,000,000	2,195,351
State of Illinois, General Obligation, “A”, 5%, 4/01/2036	2,295,000	2,295,587
State of Illinois, General Obligation, “B”, 5%, 12/01/2033	2,000,000	2,215,078
State of Illinois, General Obligation, “B”, 4%, 11/01/2038	1,665,000	1,637,031
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	3,465,000	3,776,914
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2044	1,055,000	1,016,454
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2050	1,205,000	1,122,831
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2043	8,455,000	8,520,244
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2048	8,460,000	8,487,787
		$451,440,493
Indiana - 0.8%
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.21%, 11/15/2028	$785,000	$690,288
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.26%, 11/15/2029	930,000	799,150
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.3%, 11/15/2030	720,000	605,294
Indiana Finance Authority Refunding Rev., Taxable (BHI Senior Living), “B”, 3.39%, 11/15/2031	570,000	471,093
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	461,574
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,119,700
Indiana Finance Authority Student Housing Rev. (CHF - Tippecanoe, LLC - Student Housing Project), “A”, 5%, 6/01/2053	960,000	971,839
Indiana Finance Authority Student Housing Rev. (CHF - Tippecanoe, LLC - Student Housing Project), “A”, 5.125%, 6/01/2058	790,000	804,299
Indiana Finance Authority Student Housing Rev. (CHF - Tippecanoe, LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	2,360,000	2,400,381
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 4%, 7/01/2030	210,000	197,258
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2040	340,000	324,663

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority, Educational Facilities Multipurpose Rev. (KIPP Indianapolis, Inc. Project), “A”, 5%, 7/01/2055	$915,000	$824,987
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2044	470,000	403,068
Indiana Finance Authority, Educational Facilities Tax-Exempt Rev. (Marian University Project), 4%, 9/15/2049	460,000	379,490
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,460,000	2,376,787
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2035	550,000	581,332
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	4,600,000	4,072,628
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	4,370,000	4,421,956
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	10,875,000	11,011,275
		$32,917,062
Iowa - 0.7%
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$1,095,000	$1,060,931
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	865,000	796,684
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	1,590,000	1,345,487
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	530,000	525,578
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	775,000	775,929
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	820,000	830,057
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	910,000	939,257
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	285,000	269,958
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	7,710,000	6,291,354
Iowa Tobacco Settlement Authority Asset-Backed, Senior Capital Appreciation, “B-2”, 0%, 6/01/2065	157,900,000	18,217,460
		$31,052,695

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - 1.2%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,600,000	$3,696,470
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,500,000	1,540,196
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,405,000	1,364,486
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	615,000	566,908
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2030	1,085,000	1,085,375
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2032	985,000	978,706
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2039	1,280,000	1,205,215
Lenexa, KS, Health Care Facility Rev. (Lakeview Village, Inc.), “A”, 5%, 5/15/2043	4,000,000	3,674,434
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2036	1,000,000	833,009
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2046	890,000	642,155
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2052	4,390,000	3,011,178
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	1,360,000	1,344,097
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	1,430,000	1,413,715
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	1,500,000	1,489,008
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	1,660,000	1,656,720
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,835,000	1,793,109
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	2,615,000	2,514,202
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	5,640,000	5,346,156

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Overland Park, KS, Sales Tax Special Rev. (Bluhawk STAR Bond Project), “A”, 5.5%, 11/15/2028 (n)	$750,000	$765,774
Overland Park, KS, Sales Tax Special Rev. (Bluhawk STAR Bond Project), “A”, 6%, 11/15/2034 (n)	2,415,000	2,489,371
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.25%, 12/01/2042	1,320,000	1,308,175
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	2,420,000	2,394,698
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	3,612,197
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	605,000	525,286
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	710,000	556,136
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	605,000	430,490
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	1,860,000	1,298,740
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “III”, 5%, 5/15/2034	1,750,000	1,497,377
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 6.5%, 5/15/2048	1,500,000	1,282,949
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	1,235,000	1,137,437
		$51,453,769
Kentucky - 1.2%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$4,005,000	$3,856,564
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6%, 11/15/2036	2,385,000	1,996,980
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.25%, 11/15/2046	5,105,000	3,943,151
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Baptist Life Communities Project), “A”, 6.375%, 11/15/2051	5,415,000	4,137,987
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	2,404,124

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority Healthcare Facilities Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	$1,325,000	$1,084,233
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	1,250,000	1,296,882
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	5,245,000	5,360,214
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,995,000	1,980,444
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,555,000	1,589,916
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	2,490,000	2,443,757
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2036	2,505,000	2,114,154
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2046	6,945,000	5,140,183
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - Meadow Project and Grove Pointe Project), “A”, 5%, 5/15/2051	1,755,000	1,258,015
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	8,965,000	9,200,980
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2036	80,000	82,218
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2038	170,000	170,042
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2041	130,000	129,054
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	275,000	265,240
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2034	1,440,000	1,372,559
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 5%, 5/01/2035	2,290,000	2,169,552
		$51,996,249

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - 2.4%
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Cameron Parish GOMESA Project), 5.65%, 11/01/2037 (n)	$1,260,000	$1,324,829
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	10,650,000	8,806,361
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Jefferson Parish GOMESA Project), 4%, 11/01/2044 (n)	4,810,000	4,312,509
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Lafourche Parish GOMESA Project), 3.95%, 11/01/2043 (n)	3,718,658	3,289,897
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2043	560,000	574,067
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Bernard Parish GOMESA Project), 4%, 11/01/2045 (n)	4,220,000	3,729,578
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Parish GOMESA Project), 3.9%, 11/01/2044 (n)	4,400,000	3,833,355
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Mary's Parish GOMESA Project), 4.4%, 11/01/2044 (n)	3,295,000	3,128,852
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. Tammany Parish GOMESA Project), 3.875%, 11/01/2045 (n)	5,500,000	4,701,058
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Tangipahoa Parish GOMESA Project), 5.375%, 11/01/2038 (n)	1,920,000	1,996,349
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Terrebonne Parish GOMESA Project), 5.5%, 11/01/2039 (n)	1,410,000	1,473,803
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Vermilion Parish GOMESA Project), 4.625%, 11/01/2038 (n)	1,525,000	1,535,850
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 5.75%, 2/01/2032 (n)	900,000	855,928
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.125%, 2/01/2037 (n)	3,480,000	3,286,580

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Habilitation Center Project), “A”, 6.25%, 2/01/2047 (n)	$2,830,000	$2,573,373
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	635,000	608,003
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	1,660,000	1,399,219
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	2,635,000	2,001,070
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 5.25%, 11/15/2025	890,000	880,886
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,124,417
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	5,405,000	5,154,872
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2031 (n)	580,000	531,104
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2041 (n)	1,330,000	1,053,483
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2051 (n)	3,545,000	2,527,758
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “A”, 4%, 6/01/2056 (n)	2,200,000	1,519,749
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2031 (n)	485,000	444,113
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2041 (n)	880,000	697,041
Louisiana Public Facilities Authority Rev. (BBR Schools - Materra Campus Project), “C”, 4%, 6/01/2056 (n)	1,160,000	801,322
Louisiana Public Facilities Authority Rev. (BBR Schools - Mid City Campus Project), “C”, 4%, 6/01/2051 (n)	1,250,000	891,311

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 5.625%, 6/01/2037 (n)	$415,000	$411,035
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 6.125%, 6/01/2052 (n)	1,030,000	1,018,893
Louisiana Public Facilities Authority Rev. (GEO Academies EBR - GEO Prep Mid-City Project), 6.25%, 6/01/2062 (n)	1,425,000	1,410,471
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6%, 6/01/2037 (n)	500,000	478,241
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.25%, 6/01/2052 (n)	1,000,000	943,980
Louisiana Public Facilities Authority Rev. (Jefferson Rise Charter School Project), “A”, 6.375%, 6/01/2062 (n)	1,545,000	1,443,543
Louisiana Public Facilities Authority Rev. (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	8,470,000	8,404,649
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	4,365,000	4,210,314
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,995,000	2,793,864
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	10,045,000	8,606,242
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-2”, 7%, 1/01/2057 (n)	10,000,000	9,377,810
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2043	1,100,000	1,151,712
		$105,307,491
Maine - 0.2%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$2,685,000	$2,667,536
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	6,170,000	6,205,573
		$8,873,109
Maryland - 1.3%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,550,000	$1,534,937
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	520,000	515,492
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	3,595,000	3,610,905

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	$2,375,000	$2,219,939
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	1,480,000	1,351,468
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	2,680,000	2,686,287
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	500,000	489,160
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	550,000	556,491
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	1,020,000	985,804
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	1,225,000	1,094,252
Howard County, MD, Retirement Community Rev. (Vantage House Facility), 5%, 4/01/2036	3,930,000	3,510,537
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	850,000	809,738
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	745,000	702,851
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	2,190,000	1,988,742
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	4,465,000	4,476,852
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	3,635,000	3,618,975
Maryland Economic Development Corp., Senior Student Housing Rev. (Morgan State University Project), “A”, 6%, 7/01/2058	2,250,000	2,486,782
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	265,000	248,472
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	920,000	822,937
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	175,000	147,816
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	525,000	395,803
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,800,000	1,280,440
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2036	810,000	841,679
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	2,290,000	2,375,755

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	$860,000	$891,026
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2051	6,160,000	1,696,437
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2052	9,235,000	2,410,432
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	4,515,000	1,117,186
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	6,775,000	1,594,716
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2055	4,185,000	936,895
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.125%, 7/01/2039 (n)	790,000	781,077
Prince George's County, MD, Special Obligation (Westphalia Town Center Project), 5.25%, 7/01/2048 (n)	775,000	762,582
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	890,000	802,316
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	1,530,000	1,323,611
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	1,605,000	1,345,513
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	2,600,000	2,638,232
		$55,052,137
Massachusetts - 2.2%
Collegiate Charter School of Lowell, MA, Rev., 4%, 6/15/2024	$100,000	$99,339
Collegiate Charter School of Lowell, MA, Rev., 5%, 6/15/2029	905,000	912,642
Collegiate Charter School of Lowell, MA, Rev., 5%, 6/15/2049	750,000	701,462
Collegiate Charter School of Lowell, MA, Rev., 5%, 6/15/2054	580,000	534,694
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	7,684,178	76,842
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	2,815,000	2,693,595
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	835,000	849,750

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	$2,930,000	$2,892,203
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	870,000	724,195
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,003,459
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2042	3,000,000	2,924,983
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2040	1,075,000	922,290
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	495,000	401,636
Massachusetts Development Finance Agency Rev. (Lowell General Hospital), “G”, 5%, 7/01/2037	2,085,000	2,068,293
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	400,000	382,745
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	3,140,000	2,819,192
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	7,070,000	6,157,448
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033 (Prerefunded 11/15/2023) (n)	1,350,000	1,360,018
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	160,000	160,100
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	515,000	469,834
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,355,000	1,168,310
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2025	800,000	808,857
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2037 (w)	545,000	564,337
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2038 (w)	550,000	566,771
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5.25%, 10/01/2039 (w)	580,000	597,156
Massachusetts Development Finance Agency Rev. (Simmons University), “N”, 5%, 10/01/2043 (w)	1,750,000	1,736,134
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2041	2,750,000	2,409,505
Massachusetts Development Finance Agency Rev. (Springfield College), “B”, 4%, 6/01/2050	2,700,000	2,195,615

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	$480,000	$500,853
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	645,000	670,165
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2039	1,435,000	1,429,248
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	1,520,000	1,492,893
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	985,000	965,135
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	967,968
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	270,000	268,560
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	485,000	409,402
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	90,000	86,674
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	9,285,000	8,115,434
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	10,430,000	8,719,156
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	415,000	415,069
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	430,000	430,086
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	10,920,000	10,628,188
Massachusetts Educational Financing Authority, Education Loan Rev., Issue L, “C”, 5%, 7/01/2053	4,500,000	4,430,850
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	3,215,000	2,207,622
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	10,360,000	8,612,361
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	150,000	148,938
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	5,905,000	4,731,651
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	3,715,000	2,857,524
		$96,289,182

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - 0.5%
Detroit, MI, General Obligation, 5.5%, 4/01/2045	$1,250,000	$1,300,612
Detroit, MI, General Obligation, 5.5%, 4/01/2050	1,850,000	1,911,884
Detroit, MI, Unlimited Tax General Obligation, “C”, 6%, 5/01/2043	1,500,000	1,673,004
Downriver, MI, Utility Wastewater Authority, Sewer System Rev., AGM, 5%, 4/01/2038	665,000	700,662
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2037	1,155,000	1,000,333
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2047	2,660,000	2,081,642
Grand Rapids, MI, Economic Development Corp. Rev. (Beacon Hill at Eastgate Project), “A”, 5%, 11/01/2052	1,185,000	903,442
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	1,685,000	1,633,991
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	635,000	634,437
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	800,000	795,028
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033 (Prerefunded 8/01/2024)	20,000	20,299
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	875,000	895,106
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-2”, 5%, 7/01/2034	885,000	905,171
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2007 Sold Tobacco Receipts), “B-1”, 5%, 6/01/2049	740,000	758,659
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2046 (n)	1,000,000	602,812
Michigan Strategic Fund Ltd. (Canterbury Health Care, Inc.), 5%, 7/01/2051 (n)	900,000	520,696
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2046 (n)	2,070,000	1,247,821
Waterford Township, MI, Economic Development Corp. (Canterbury Health Care, Inc.), “A”, 5%, 7/01/2051 (n)	2,070,000	1,197,600
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	759,617
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	576,453

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	$1,240,000	$1,239,918
		$21,359,187
Minnesota - 0.6%
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	$500,000	$495,806
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	2,991,481
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	1,370,000	1,251,054
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	3,335,000	2,789,116
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	2,755,000	2,149,923
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,500,000	2,412,163
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,895,000	2,731,508
Duluth, MN, Independent School District No. 709, “A”, 4%, 3/01/2032	1,570,000	1,509,173
Duluth, MN, Independent School District No. 709, “A”, 4.2%, 3/01/2034	420,000	404,332
Minnesota Higher Educational Facilities Authority Rev. (St. Catherine University), 5%, 10/01/2052	3,000,000	3,007,519
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	150,000	149,129
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	1,655,000	1,625,251
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	2,840,000	2,566,372
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 4.75%, 7/01/2029 (n)	150,000	147,943
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.25%, 7/01/2033 (n)	420,000	424,266
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	705,000	682,188
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2031	690,000	630,510

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2041	$1,150,000	$912,467
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2051	660,000	476,600
Woodbury, MN Charter School Lease Rev. (Woodbury Leadership Academy Project), “A”, 4%, 7/01/2056	575,000	400,113
		$27,756,914
Mississippi - 0.3%
Mississippi Development Bank Special Obligation (Hancock County GOMESA Project), 4.55%, 11/01/2039 (n)	$3,700,000	$3,670,391
Mississippi Development Bank Special Obligation (Jackson County GOMESA Project), 3.625%, 11/01/2036 (n)	2,165,000	1,953,220
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	1,430,000	1,418,460
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	2,635,000	2,642,376
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2036	1,155,000	1,159,032
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	1,040,000	1,028,827
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	1,040,000	998,660
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	575,000	545,446
		$13,416,412
Missouri - 1.1%
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (SoutheastHealth), 4%, 3/01/2041	$460,000	$393,479
Cape Girardeau County, MO, Industrial Development Authority, Health Facilities Rev. (SoutheastHealth), 4%, 3/01/2046	520,000	425,587
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	2,495,000	1,197,600
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	2,140,000	1,698,436
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	4,845,000	3,537,955

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	$1,300,000	$1,246,377
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	415,000	388,582
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	520,000	466,272
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,480,000	1,247,681
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039 (Prerefunded 10/01/2023)	465,000	466,190
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,568,381
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,102,270
Missouri Health & Educational Facilities Authority Rev. (Capital Regional Medical Center), 5%, 11/01/2035	1,700,000	1,600,954
Missouri Health & Educational Facilities Authority Rev. (Capital Regional Medical Center), 5%, 11/01/2040	2,000,000	1,759,677
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	235,000	232,958
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “B”, FNMA, 4.75%, 5/01/2049	2,345,000	2,364,432
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	345,000	311,911
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	240,000	200,006
Poplar Bluff, MO, Transportation Development District Convertible Transporation Sales Tax Refunding & Improvement Rev., “B”, 4%, 12/01/2037	1,090,000	1,063,663
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	662,461
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	446,058
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,355,000	1,143,066
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 5%, 11/15/2030	1,015,000	1,007,927
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Ranken-Jordan Project), 4%, 11/15/2036	1,165,000	1,047,759

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
St. Louis County, MO, Industrial Development Authority Rev. (Friendship Village St. Louis Obligated Group), “A”, 5.25%, 9/01/2053	$11,920,000	$10,155,347
St. Louis County, MO, Industrial Development Authority Rev. (St. Andrew's Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	3,620,000	3,269,830
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	1,025,000	889,458
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	2,110,000	1,687,180
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	4,220,000	3,107,691
St. Louis, MO, Land Clearance Redevelopment Authority Rev. (Kiel Opera House Renovation Project), 3.875%, 10/01/2035	2,280,000	1,867,985
		$47,557,173
Montana - 0.2%
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2043	$3,840,000	$3,872,665
Montana Finance Authority, Health Care Facilities Rev. (Kalispell Regional Medical Center), “B”, 5%, 7/01/2048	5,530,000	5,542,236
		$9,414,901
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$1,200,000	$1,297,809
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2036	1,940,000	2,050,655
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	260,000	258,987
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, FHLMC, 4%, 9/01/2048	2,560,000	2,539,342
		$6,146,793
Nevada - 0.3%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	$525,000	$508,855
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	1,715,000	1,682,356
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	1,825,000	1,736,488

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - continued
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	$2,205,000	$2,024,820
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	4,760,000	4,226,923
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2037 (n)	1,000,000	992,459
Nevada Department of Business & Industry Charter School Rev. (Doral Academy of Nevada), “A”, 5%, 7/15/2047 (n)	2,015,000	1,875,471
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 5%, 6/01/2038	110,000	116,390
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	435,000	407,358
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	545,000	508,252
		$14,079,372
New Hampshire - 1.3%
National Finance Authority, New Hampshire Municipal Certificates, “A-2”, 4%, 10/20/2036	$7,748,685	$7,400,815
National Finance Authority, New Hampshire Municipal Certificates, “X-2”, 0.674%, 10/20/2036 (i)	34,320,000	1,708,611
National Finance Authority, New Hampshire Resource Recovery Refunding Rev. (Covanta Project), “C”, 4.875%, 11/01/2042 (n)	7,730,000	6,898,464
National Finance Authority, New Hampshire Resource Recovery Refunding Rev., “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	3,090,000	2,410,089
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	1,210,000	1,001,099
National Finance Authority, NV, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	2,290,000	2,460,518
National Finance Authority, NV, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 4.5%, 6/01/2053	1,020,000	998,548
New Hampshire Health & Education Facilities Authority Rev., 4%, 7/01/2037	12,080,000	10,991,487
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	11,806,598	11,663,357
New Hampshire National Finance Authority Municipal Certificates, “1-X”, 0.334%, 9/20/2036 (i)	74,424,160	1,709,709

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - continued
New Hampshire National Finance Authority Municipal Certificates, “2-X”, 0.813%, 1/20/2038 (i)	$124,250,707	$7,154,356
		$54,397,053
New Jersey - 3.2%
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2035	$170,000	$188,998
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2038	275,000	277,125
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2039	235,000	236,477
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 4%, 7/01/2040	340,000	341,041
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	490,000	506,856
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	1,955,000	1,671,877
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2042	245,000	262,596
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2047	665,000	706,596
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2052	600,000	634,013
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	2,000,000	2,101,714
New Jersey Economic Development Authority (Motor Vehicle Surcharges Subordinate Refunding Rev.), “A”, 3.125%, 7/01/2029	705,000	672,099
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5.25%, 6/15/2036 (w)	535,000	589,696
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5.25%, 6/15/2037 (w)	535,000	583,501
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5.25%, 6/15/2038 (w)	705,000	763,438
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5.25%, 6/15/2039 (w)	640,000	689,695
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	327,107
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	326,501
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	980,195

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	$530,000	$531,304
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2028	3,344,938	3,328,664
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Reclamation Project), 6.5%, 4/01/2031	7,370,000	7,432,979
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	3,485,000	3,434,187
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,465,217
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	2,155,000	2,155,447
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	3,370,000	3,376,369
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	6,850,000	6,948,038
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	3,685,000	3,800,042
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2034	1,455,000	1,554,684
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2035	1,285,000	1,360,861
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2036	1,490,000	1,568,829
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	4,890,000	4,635,839
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	14,385,000	14,218,102
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	2,330,000	1,951,644
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	960,000	689,434
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “B”, 4%, 12/01/2044	12,080,000	11,756,080
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5%, 12/01/2053	1,380,000	1,339,977

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, “A”, 5%, 12/15/2039	$625,000	$663,543
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	6,515,000	7,137,203
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2038	1,580,000	1,577,266
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2038	1,690,000	1,817,500
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	1,755,000	1,728,631
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2040	1,185,000	1,265,848
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	3,070,000	2,981,730
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	2,520,000	2,780,877
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “A”, 0%, 12/15/2037	50,000,000	27,287,955
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	4,750,000	2,923,972
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	12,405,000	7,192,264
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, 4%, 7/15/2034	413,000	427,360
		$141,191,371
New Mexico - 0.1%
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2040	$575,000	$550,901
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	810,000	803,469
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	355,000	335,698
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	275,000	244,080
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	285,000	242,656
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	735,000	601,055
		$2,777,859

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - 5.9%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,022,352
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	12,455,000	12,366,213
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2052	355,000	352,972
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	2,700,000	2,609,942
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046 (z)	1,315,000	1,317,678
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,860,000	3,848,251
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	4,024,678
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2057	1,695,000	1,714,112
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	2,125,000	2,141,387
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	535,000	502,206
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	785,000	804,333
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,154,139
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	997,461
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4%, 5/01/2045	5,630,000	5,345,262
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	800,000	804,951
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	1,500,000	1,501,677
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2040 (n)	1,000,000	975,687
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	620,000	596,025
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	24,500,000	23,995,249
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	5,850,000	5,857,762

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Power Authority, Green Transmission Project Rev., “A”, AGM, 4%, 11/15/2047	$2,015,000	$1,968,502
New York State Thruway Authority, Personal Income Tax Rev., “C”, 4.125%, 3/15/2057	7,385,000	7,206,886
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	765,000	678,663
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	1,760,000	1,824,936
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	4,205,000	4,255,069
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	1,415,000	1,480,732
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,270,000	1,238,382
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	7,245,000	7,437,779
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4.375%, 10/01/2045	19,055,000	18,436,330
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2030	395,000	425,997
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2034	710,000	760,365
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2035	345,000	366,588
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	55,000	57,948
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2037	570,000	596,430
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	235,000	227,256

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	$570,000	$548,339
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	6,002,643	5,896,568
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	46,653,261	45,824,345
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	925,000	925,212
New York, NY, Transitional Finance Authority Building Aid Rev., “S-3”, 5%, 7/15/2043	975,000	1,040,382
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 4.75%, 11/01/2042 (n)	6,865,000	6,027,882
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	4,115,000	2,993,311
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	2,460,000	1,862,915
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	6,600,000	5,237,312
Port Authority of NY & NJ (214th Series), 4%, 9/01/2037	2,780,000	2,798,209
Port Authority of NY & NJ (214th Series), 4%, 9/01/2039	1,245,000	1,232,362
Port Authority of NY & NJ (214th Series), 4%, 9/01/2043	2,015,000	1,951,957
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,570,000	1,507,365
Port Authority of NY & NJ (223th Series), 4%, 7/15/2040	930,000	910,442
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,905,000	1,483,336
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	2,955,000	2,294,200
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	2,135,000	1,654,289
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	5,765,000	4,460,687
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	7,900,000	6,106,325
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	4,625,000	3,553,977
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	17,535,000	13,287,560
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	13,015,000	9,718,712

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	$4,435,000	$3,310,271
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	825,000	855,473
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	410,000	423,269
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	3,020,000	3,073,466
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 4%, 9/15/2025	1,615,000	1,531,278
Ulster County, NY, Capital Resource Corp. Rev. (Woodland Pond at New Paltz Project), 5%, 9/15/2037	7,780,000	6,207,109
		$256,610,753
North Carolina - 0.9%
Greater Ashville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	$690,000	$737,961
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2030	285,000	262,987
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	1,435,000	1,211,098
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	505,000	390,660
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	8,915,000	6,142,292
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	635,000	535,922
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	240,000	182,873
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	650,000	650,175
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,320,000	1,310,508
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	765,000	743,893

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	$975,000	$976,097
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	925,000	904,331
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	595,000	571,064
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,760,000	1,258,364
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (United Church Homes and Services), “C”, 5%, 9/01/2041 (Prerefunded 9/01/2023)	1,745,000	1,799,449
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Galloway Ridge), “A”, 5%, 1/01/2039	1,000,000	923,954
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2040	1,075,000	991,000
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Pennybyrn at Maryfield Project), “A”, 5%, 10/01/2045	1,000,000	881,552
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2026	2,500,000	2,482,536
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne), “A”, 5%, 10/01/2030	1,500,000	1,461,161
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2039	1,540,000	1,410,025
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Sharon Towers), “A”, 5%, 7/01/2044	1,030,000	898,166
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,700,000	2,522,770
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	1,265,000	1,288,952
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “C”, 5%, 9/01/2046 (Prerefunded 9/01/2023)	1,815,000	1,871,633
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	505,000	514,440
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	990,000	1,004,294

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	$2,015,000	$2,040,947
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	1,665,000	1,685,148
		$37,654,252
North Dakota - 0.4%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “B”, 4%, 1/01/2036	$185,000	$184,368
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	3,805,000	3,792,930
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	5,445,000	5,156,282
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	3,050,000	2,715,709
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	710,000	575,259
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	5,310,000	4,167,582
		$16,592,130
Ohio - 4.1%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2032	$385,000	$410,376
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2035	550,000	590,720
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2039	550,000	538,594
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	7,300,000	6,718,202
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	73,080,000	67,922,160
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2035	1,500,000	1,368,645
Butler County, OH, Hospital Facilities Rev. (UC Health), 4%, 11/15/2037	1,250,000	1,112,439
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2037	920,000	861,980
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2047	2,480,000	2,152,747
Centerville, OH, Health Care Improvement and Refunding Rev. (Graceworks Lutheran Services), 5.25%, 11/01/2050	915,000	783,166
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2037	1,250,000	1,267,689

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2042	$3,915,000	$3,922,574
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	5,240,000	4,973,278
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	3,160,000	3,179,698
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2057	3,355,000	3,248,750
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	14,395,000	14,606,523
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	910,000	772,540
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	520,000	456,667
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2040	860,000	741,964
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 4%, 9/01/2045	1,545,000	1,255,512
Darke County, OH, Hospital Facilities Rev. (Wayne Healthcare Project), “A”, 5%, 9/01/2049	1,725,000	1,580,141
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2034	1,380,000	1,384,156
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, Inc.), 5%, 11/15/2044	2,055,000	2,028,342
Hickory Chase, OH, Community Authority Infrastructure Improvement Rev. (Hickory Chase Project), “A”, 5%, 12/01/2040 (n)	1,875,000	1,684,952
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	3,455,000	3,189,624
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	2,075,000	1,839,319
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	2,210,000	2,066,554
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	1,100,000	971,767
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 5%, 11/15/2035	1,000,000	1,035,365
Northeast Ohio Medical University, General Receipts and Refunding Bonds, “A”, 4%, 12/01/2035	160,000	156,551
Northeast Ohio Medical University, General Receipts and Refunding Bonds, “A”, 4%, 12/01/2045	120,000	105,847

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	$3,355,000	$3,324,412
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	3,800,000	3,771,539
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	2,325,000	2,301,019
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	3,115,000	3,001,727
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5%, 12/01/2038	1,360,000	1,274,006
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2043	1,390,000	1,304,024
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.25%, 12/01/2048	1,600,000	1,460,093
Ohio Educational Facility Commission Rev. (Cleveland Institute of Art Project), 5.5%, 12/01/2053	1,000,000	930,446
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	1,455,000	1,466,269
Ohio Higher Educational Facility Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	2,115,000	2,132,987
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	5,570,000	5,579,969
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.8%, 9/01/2048	8,565,000	8,609,954
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	4,105,000	4,152,730
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2035	825,000	860,234
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2037	675,000	630,676
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	660,000	608,952
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	725,000	654,640
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	2,295,000	2,294,801
		$177,285,320
Oklahoma - 1.2%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$140,000	$135,359
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	2,790,000	2,333,305
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	3,740,000	3,679,915

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	$1,390,000	$1,190,464
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	3,295,000	3,166,744
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	3,340,000	3,184,053
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	4,935,000	4,785,143
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	4,280,000	4,236,689
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	4,930,000	4,784,440
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	14,300,000	14,061,034
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	6,254,000	5,431,798
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	2,385,000	2,403,181
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045 (Prerefunded 6/01/2024)	660,000	666,736
		$50,058,861
Oregon - 0.8%
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2040 (n)	$1,000,000	$946,682
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.25%, 11/15/2050 (n)	2,000,000	1,834,678
Clackamas County, OR, Hospital Facility Authority Senior Living Rev. (Rose Villa Project), “A”, 5.375%, 11/15/2055 (n)	3,000,000	2,761,492
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2041	2,860,000	2,140,425
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	7,725,000	5,193,606
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2056	10,440,000	6,775,420
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	860,000	729,244
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	2,225,000	1,945,571

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Multnomah County, OR, Hospital Facilities Authority Refunding Rev., Taxable (Terwilliger Plaza - Parkview Project), “C”, 1.25%, 6/01/2026	$1,065,000	$966,754
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,160,000	1,183,304
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2036	795,000	710,085
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	2,625,000	2,081,462
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	725,000	556,052
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	3,115,000	2,389,108
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	6,520,000	4,818,838
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-1”, 2.5%, 11/15/2028	965,000	826,111
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-2”, 2.125%, 11/15/2027	385,000	348,162
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-3”, 1.75%, 11/15/2026	525,000	492,190
		$36,699,184
Pennsylvania - 6.2%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$3,110,000	$2,801,206
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028 (n)	900,000	918,001
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	765,000	779,209
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	2,175,000	2,166,971
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	6,405,000	6,404,456
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.375%, 5/01/2042 (n)	6,700,000	6,742,365
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2032 (n)	2,505,000	2,549,305
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042 (n)	1,990,000	1,990,331

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2038	$990,000	$611,821
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 4%, 11/01/2047	1,840,000	1,098,018
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	12,200,000	7,889,713
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2050	22,365,000	14,458,277
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	8,255,000	5,654,504
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-3”, 5%, 2/01/2040 (Put Date 2/01/2030)	2,690,000	1,752,558
Blythe, PA, Solid Waste Authority Rev., 7.75%, 12/01/2037 (Prerefunded 12/01/2027)	5,195,000	5,930,817
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2035	6,355,000	5,100,141
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2040	5,915,000	4,405,470
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2044	4,455,000	3,162,930
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 4%, 12/01/2051	3,445,000	2,292,451
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	4,550,000	3,691,042
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	765,782
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	1,000,000	907,160
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,505,918
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	885,000	868,771
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	2,040,000	1,982,607
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	610,000	584,824
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	335,000	338,309

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	$1,185,000	$1,196,707
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	865,000	814,301
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	40,000	40,943
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	155,000	158,655
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	190,000	190,171
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	4,310,000	4,013,172
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	715,000	662,571
Doylestown, PA, Hospital Rev. (Doylestown Hospital), “A”, 4%, 7/01/2045	765,000	571,436
Doylestown, PA, Hospital Rev. (Doylestown Hospital), “A”, 5%, 7/01/2049	770,000	657,706
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030 (Prerefunded 7/01/2025)	330,000	340,853
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035 (Prerefunded 7/01/2025)	420,000	433,813
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039 (Prerefunded 7/01/2024)	325,000	329,710
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046 (Prerefunded 7/01/2024)	180,000	182,609
Erie County, PA, Water Authority Rev., “D”, BAM, 4%, 12/01/2038	750,000	748,897
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2029	175,000	165,527
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2032	1,250,000	1,159,038

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2038	$2,795,000	$2,438,366
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2039	385,000	331,551
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2043	3,685,000	3,029,937
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2048	3,730,000	2,935,029
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2049	510,000	398,678
Franklin County, PA, Industrial Development Authority Rev. (Menno-Haven, Inc. Project), 5%, 12/01/2053	5,560,000	4,258,300
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	7,745,000	7,197,504
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2046	3,450,000	3,122,775
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), “B”, 5%, 7/01/2051	5,280,000	4,704,484
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2040	500,000	427,713
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2045	750,000	611,435
Lancaster County, PA, Hospital Authority Rev. (Saint Anne's Retirement Community, Inc. Project), 5%, 3/01/2050	1,500,000	1,185,344
Lehigh County, PA, Water & Sewer Authority Rev., “A”, 5%, 12/01/2043 (Prerefunded 12/01/2023)	4,115,000	4,138,167
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	265,000	257,773
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2040	930,000	894,691
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2041	685,000	654,289
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2042	710,000	673,914
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 4.5%, 1/01/2045	2,440,000	2,118,461
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	2,765,000	2,628,659
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	2,635,000	2,458,066
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 4%, 9/01/2049	1,920,000	1,791,076

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	$2,975,000	$2,199,614
Montgomery County, PA, Higher Education & Health Authority Rev., Taxable (Thomas Jefferson University), 4%, 9/01/2051	4,795,000	4,435,012
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,525,000	1,442,587
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	14,730,000	12,650,287
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,810,000	1,722,373
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	1,095,000	1,017,582
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2030	1,600,000	1,544,562
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2033	1,750,000	1,661,745
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2041	1,050,000	892,229
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), 4%, 7/01/2046	2,000,000	1,614,038
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2035	1,460,000	906,636
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2036	1,540,000	902,926
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2037	1,490,000	818,663
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2038	1,535,000	786,304
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2039	1,675,000	811,584
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2040	1,615,000	732,632

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2041	$1,555,000	$663,412
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2042	1,490,000	595,940
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2043	1,425,000	539,859
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	7,090,000	1,293,288
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	5,000,000	5,207,509
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	14,325,000	14,814,901
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	1,985,000	1,819,761
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	1,360,000	1,151,640
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	1,015,000	1,017,961
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 3.125%, 6/01/2048	1,800,000	1,365,730
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “B”, 5%, 6/01/2050	775,000	775,819
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	3,365,000	3,359,898
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042	415,000	387,604
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052	470,000	431,495
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	225,000	206,529
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Philadelphia Performing Arts: A String Theory Charter School Project), 5%, 6/15/2050 (n)	1,700,000	1,613,277

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5%, 6/15/2033 (n)	$2,000,000	$2,006,066
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5.375%, 6/15/2038 (n)	1,500,000	1,488,533
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Tacony Academy School Project), 5.5%, 6/15/2043 (n)	550,000	541,474
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 4%, 4/01/2026	665,000	649,701
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2046	3,500,000	3,190,158
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	885,000	904,166
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	2,515,000	2,548,064
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,910,000	1,934,902
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	3,000,000	3,051,680
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2030	455,000	466,623
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2040	600,000	601,257
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Community Charter School II Project), 5%, 8/01/2050	575,000	556,458
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	895,000	933,648
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	2,615,000	2,680,380
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	3,245,000	2,897,345
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	4,690,000	4,215,142
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	2,290,000	1,992,259
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	3,665,000	3,042,767

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	$3,790,000	$3,015,968
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038 (Prerefunded 9/01/2026)	5,000	5,303
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	240,000	244,880
Philadelphia, PA, School District, “A”, 5%, 9/01/2036	510,000	546,273
Philadelphia, PA, School District, “A”, 4%, 9/01/2037	1,560,000	1,536,805
Philadelphia, PA, School District, “A”, 5%, 9/01/2037	510,000	543,170
Philadelphia, PA, School District, “A”, 4%, 9/01/2038	2,410,000	2,347,560
Philadelphia, PA, School District, “A”, 5%, 9/01/2038	510,000	539,583
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	980,000	1,001,344
Scranton-Lackawanna, PA, Health and Welfare Authority, University Rev. (Marywood University Project), 5%, 6/01/2046	10,015,000	8,857,205
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	355,000	349,046
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2041	655,000	659,060
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2043	695,000	696,032
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2046	1,175,000	1,163,371
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	395,000	393,614
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	390,000	379,408
		$270,637,920
Puerto Rico - 6.3%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	$431,512	$414,352
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	3,413,676	2,080,117
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	2,954,287	3,021,740
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	2,927,530	3,076,536
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	2,880,036	3,077,324
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	5,443,355	5,932,030

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	$2,652,627	$2,516,826
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	4,289,927	3,962,730
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	2,046,409	1,833,425
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	5,782,333	4,961,542
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	2,893,588	2,407,895
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	525,000	195,563
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	8,560,000	3,188,600
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	14,860,000	5,535,350
Puerto Rico Electric Power Authority Refunding Rev., “NN”, NPFG, 4.75%, 7/01/2033	1,530,000	1,486,350
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2024	270,000	270,055
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2025	260,000	260,053
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2025	475,000	470,019
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2026	1,260,000	1,243,449
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2029	5,090,000	5,035,325
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2030	5,270,000	5,209,094
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	630,000	620,112
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	27,420,000	10,213,950
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	2,965,000	1,104,462
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	1,075,000	400,438
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	500,000	186,250
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	6,605,000	2,460,362

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	$2,345,000	$2,319,069
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	185,000	186,233
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	515,000	498,190
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	2,425,000	903,312
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	3,275,000	1,219,937
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	425,000	158,313
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	11,890,000	4,429,025
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	1,230,000	1,230,727
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	65,000	65,038
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,705,000	1,663,602
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	445,000	165,763
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	1,010,000	376,225
Puerto Rico Electric Power Authority Rev., “XX”, 5.75%, 7/01/2036 (a)(d)	4,890,000	1,821,525
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	4,720,000	1,758,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	5,265,000	1,961,212
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	1,180,000	439,550
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	3,705,000	1,380,112
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	10,450,000	3,892,625
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026 (a)(d)	4,335,000	3,034,500
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	4,165,000	4,083,866

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	$525,000	$525,489
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	1,330,000	1,332,939
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	215,000	216,433
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	1,542,000	1,490,651
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	8,003,000	7,578,699
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	98,138,000	95,514,133
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	14,758,000	13,892,215
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	9,598,000	9,034,929
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	298,000	272,447
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	3,802,000	3,579,645
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	175,000	168,787
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	2,598,000	2,217,431
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	825,000	644,176
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	20,100,000	14,328,882
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	20,115,000	13,053,151
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	25,857,000	7,375,645
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	595,000	595,645
		$274,572,270
Rhode Island - 0.1%
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	$2,290,000	$1,909,357
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,120,000	1,084,915
		$2,994,272

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - 1.0%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4%, 11/01/2030 (n)	$425,000	$401,876
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.25%, 11/01/2040 (n)	1,000,000	866,846
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	500,000	413,271
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	520,000	433,995
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	330,000	234,668
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,195,000	778,575
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	639,674
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2037	925,000	803,847
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	5,735,000	5,311,202
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	6,215,000	6,032,347
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 4%, 11/01/2029	3,240,000	3,241,621
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2033	3,570,000	3,652,525
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	1,380,000	1,382,514
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2042	3,515,000	3,252,937
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2046	1,905,000	1,736,612

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	$3,480,000	$2,923,324
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2048	1,500,000	1,252,472
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	2,610,000	2,132,670
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5.25%, 4/01/2053	4,060,000	3,437,957
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	1,485,000	1,528,132
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	1,330,000	1,356,250
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	1,200,000	1,145,879
		$42,959,194
Tennessee - 1.0%
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	$680,000	$707,522
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2031	800,000	832,449
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	1,380,000	1,423,073
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 4.75%, 7/01/2027	590,000	500,523
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.5%, 7/01/2037	3,425,000	2,379,137
Memphis-Shelby County, TN, Economic Development Growth Engine Industrial Development Board, Senior Tax Rev. (Graceland Project), “A”, 5.625%, 1/01/2046	250,000	149,490
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev., Refunding & Improvement (Trevecca Nazarene University Project), 5%, 10/01/2034	240,000	247,581
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	475,848

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	$1,000,000	$906,987
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	610,000	438,699
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	875,000	602,298
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2034	520,000	342,168
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2035	680,000	424,133
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2036	650,000	381,481
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	780,000	429,338
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	650,000	335,311
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	13,735,000	14,568,109
Tennessee Energy Acquisition Corp., Gas Project Rev., “A-1”, 5%, 5/01/2053 (Put Date 5/01/2028)	15,000,000	15,451,799
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	1,380,000	1,373,806
		$41,969,752
Texas - 7.0%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2030 (n)	$985,000	$912,019
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2040 (n)	3,620,000	2,921,248
Arlington, TX, Higher Education Finance Corp. Education Rev. (Basis Texas Charter Schools, Inc.), “A”, 4%, 6/15/2050 (n)	5,810,000	4,231,765
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 4%, 6/15/2031 (n)	4,035,000	3,713,057
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2041 (n)	8,445,000	7,611,951

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Arlington, TX, Higher Education Finance Corp. Education Rev. (Brooks Academies of Texas), “A”, 5%, 6/15/2051 (n)	$3,500,000	$2,954,001
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 4%, 8/15/2031	355,000	321,209
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2041	900,000	800,713
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5%, 8/15/2051	1,500,000	1,260,312
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2038	1,060,000	998,988
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2048	1,750,000	1,555,712
Arlington, TX, Higher Education Finance Corp. Education Rev. (UME Preparatory Academy), “A”, 5%, 8/15/2053	1,695,000	1,481,488
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	900,000	890,898
Arlington, TX, Higher Education Finance Corp. Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	820,000	789,053
Arlington, TX, Higher Education Finance Corp. Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,404,336
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2037	800,000	850,556
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2038	655,000	692,625
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	930,000	942,520
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	890,000	907,697
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,325,000	1,353,532
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	260,000	259,931
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	615,000	609,834
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	400,000	398,389
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	585,000	584,317
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	50,000	49,723
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	1,100,000	831,974
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	95,000	94,474

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045 (Prerefunded 7/01/2025)	$1,315,000	$1,360,726
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	846,688
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	1,852,665
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	125,000	122,633
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	470,000	396,173
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	1,540,000	1,233,773
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 3.5%, 10/01/2031 (n)	385,000	327,749
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	730,000	598,759
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2041	310,000	305,130
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	365,000	345,748
Cypress-Fairbanks, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2048	1,970,000	1,931,536
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2033	550,000	580,262
Ector County, TX, Hospital District General Obligation Refunding, 4%, 9/15/2034	1,270,000	1,247,235
Fredericksburg, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2052	4,945,000	4,733,463
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,845,000	2,836,087
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/2028	875,000	875,739
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	10,140,000	9,706,075
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	185,000	187,473
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	450,000	455,913
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2034	5,165,000	3,019,974
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2038	40,280,000	17,745,092

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	$745,000	$314,510
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,865,000	597,341
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	7,703,740
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	160,000	160,411
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	730,000	737,317
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	16,260,000	16,364,898
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	1,005,000	1,015,272
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	260,000	223,102
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	880,000	742,838
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2035	190,000	199,015
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2037	285,000	293,146
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	310,000	316,871
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	565,000	570,183
Mission, TX, Economic Development Corp. (NatGasoline Project), 4.625%, 10/01/2031 (n)	4,240,000	4,128,678
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 6/01/2048 (Put Date 6/03/2024)	2,855,000	2,858,246
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2038	460,000	469,554
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,685,000	1,695,009
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 3.375%, 8/15/2029 (n)	705,000	636,678
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2039 (n)	2,550,000	2,436,161
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Beta Academy), “A”, 5%, 8/15/2049 (n)	1,555,000	1,396,565

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2040 (n)	$3,500,000	$3,192,356
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Cumberland Academy), “A”, 5%, 8/15/2050 (n)	3,000,000	2,572,562
New Hope, TX, Cultural Education Facilities Finance Corp., Education Rev. (Jubilee Academic Center), 4%, 8/15/2046 (n)	3,040,000	2,320,591
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2037	2,000,000	1,871,636
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Longhorn Village Project), 5%, 1/01/2042	3,000,000	2,705,313
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032	430,000	366,908
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037	585,000	458,934
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042	925,000	677,142
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047	1,505,000	1,038,932
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057	3,225,000	2,114,635
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057	2,100,000	1,614,669
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5%, 11/15/2026	270,000	260,319
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.375%, 11/15/2036	1,250,000	1,095,653
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2046	835,000	683,799
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - Langford Project), “A”, 5.5%, 11/15/2052	960,000	764,700

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 3%, 1/01/2024	$75,000	$73,976
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 4%, 1/01/2029	440,000	385,495
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,180,979
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2039	655,000	520,018
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	3,630,000	2,963,654
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,145,092
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2050	780,000	556,445
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Wesleyan Homes, Inc. Project), 5%, 1/01/2055	2,050,000	1,421,330
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2030 (Prerefunded 4/01/2025)	310,000	318,729
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2035 (Prerefunded 4/01/2025)	310,000	318,729
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III LLC - Tarleton State University Project), 5%, 4/01/2047 (Prerefunded 4/01/2025)	770,000	791,681
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035 (n)	1,530,000	1,572,185
Newark, TX, Higher Education Finance Corp. Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045 (n)	2,250,000	2,296,980
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2051	3,250,000	2,436,182

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	$23,050,000	$18,313,640
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	3,655,000	2,917,513
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	1,940,000	1,133,080
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	11,680,000	8,325,671
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. Taxable (Jefferson Gulf Coast Energy Project), “A”, 6%, 1/01/2025 (n)	10,945,000	10,310,881
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	9,170,000	9,363,913
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.5%, 11/15/2034 (Prerefunded 11/15/2024)	1,075,000	1,130,912
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 7.75%, 11/15/2044 (Prerefunded 11/15/2024)	1,970,000	2,078,607
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC Crossings Project), “A”, 8%, 11/15/2049 (Prerefunded 11/15/2024)	1,680,000	1,776,767
SA Energy Acquisition Public Facility Corp. (Gas Supply Revenue Bonds), 5.5%, 8/01/2027	4,000,000	4,170,253
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2031	540,000	581,410
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2032	540,000	580,959
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2031	485,000	522,192
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2032	595,000	640,131
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	11,230,000	10,521,212
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	1,500,000	1,483,669
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	3,345,000	3,211,193

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054 (a)(d)	$22,954,217	$14,920,241
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	2,525,000	2,470,048
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2040	415,000	413,258
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	3,855,000	3,883,071
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	2,045,000	2,056,681
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2030	1,135,000	1,171,353
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	3,255,000	3,370,443
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,375,000	1,378,319
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,105,000	1,107,312
Texas Rockwall Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	2,130,000	2,037,262
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.5%, 8/01/2042	1,595,000	1,794,942
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.75%, 8/01/2047	2,275,000	2,576,185
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	2,185,000	2,496,446
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	4,605,000	2,517,927
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	5,725,000	5,768,632
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	640,000	339,022
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	470,000	233,984
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	520,000	244,375
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	520,000	230,504
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	1,040,000	435,784

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	$1,430,000	$569,128
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	1,170,000	440,710
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 4%, 8/15/2052	2,475,000	2,333,687
		$302,561,691
U.S. Virgin Islands - 0.0%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$370,000	$375,046
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	1,755,000	1,776,017
		$2,151,063
Utah - 0.4%
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2031 (n)	$550,000	$492,826
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4%, 6/15/2041 (n)	890,000	677,815
Utah Charter School Finance Authority, Charter School Rev. (Bridge Elementary Project), “A”, 4.25%, 6/15/2051 (n)	1,315,000	941,528
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2041 (n)	2,770,000	2,092,106
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2051 (n)	4,120,000	2,801,215
Utah Charter School Finance Authority, Charter School Rev. (Mountain Sunrise Academy), “A”, 4%, 12/15/2056 (n)	2,770,000	1,811,600
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2036 (n)	1,530,000	1,493,786
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), 5%, 2/15/2046 (n)	1,285,000	1,191,597
Utah Charter School Finance Authority, Charter School Rev. (Reagan Academy Project), “A”, 3.5%, 2/15/2026 (n)	185,000	178,549
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	650,000	663,951
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	947,423	933,661
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	586,415	572,646
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	934,145	900,826
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 2.5%, 8/21/2051	3,759,649	3,214,089

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - continued
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	$1,263,191	$1,188,841
		$19,155,036
Vermont - 0.2%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$2,445,000	$2,410,075
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	195,000	192,870
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	220,000	217,645
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	200,000	198,028
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	220,000	217,849
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	990,000	909,002
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	1,600,000	1,608,138
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	755,000	648,733
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	1,740,000	1,424,426
		$7,826,766
Virginia - 0.8%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$440,000	$398,179
Cherry Hill Community Development Authority, Prince William County, VA (Potomac Shores Project), 5.4%, 3/01/2045 (n)	1,770,000	1,776,287
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	2,220,000	2,236,502
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2041	1,250,000	943,458
James City County, VA, Economic Development Authority, Residential Care Facility Rev. (United Methodist Homes of Williamsburg, Inc.), “A”, 4%, 6/01/2047	2,055,000	1,440,373
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4%, 9/01/2023 (n)	240,000	239,850

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	$580,000	$574,857
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	1,105,000	1,084,161
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	3,675,000	3,246,887
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,905,000	1,779,381
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2032	1,140,000	1,189,906
Roanoke, VA, Economic Development Authority, Educational Facilities Rev. (Lynchburg College), “A”, 5%, 9/01/2034	490,000	510,755
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	2,810,000	2,833,249
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	2,590,000	2,600,154
Virginia Small Business Financing Authority Rev., 5%, 6/01/2047	1,500,000	1,385,975
Virginia Small Business Financing Authority Rev., 5%, 6/01/2052	3,880,000	3,533,119
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2039	6,020,000	5,638,999
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2040	3,000,000	2,782,907
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2045	1,965,000	1,748,298
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	715,000	657,711
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	769,496	8
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/2019 (a)(d)	6,569,570	66
		$36,601,082
Washington - 2.0%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$12,345,000	$11,710,725
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	2,675,000	2,816,068
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	3,415,000	3,517,593
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	6,565,000	6,698,433

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Kalispel Tribe of Indians, WA, Priority District Rev., “A”, 5.25%, 1/01/2038 (n)	$2,500,000	$2,566,916
Kalispel Tribe of Indians, WA, Priority District Rev., “B”, 5%, 1/01/2032 (n)	700,000	718,723
Kalispel Tribe of Indians, WA, Priority District Rev., “B”, 5.25%, 1/01/2038 (n)	900,000	924,090
Port of Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	4,000,000	4,001,453
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	1,460,000	1,348,558
Washington Health Care Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2044	5,000,000	5,154,025
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2034	1,215,000	1,248,777
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	560,000	572,620
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,805,000	1,821,073
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	4,925,000	4,336,218
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2038 (n)	830,000	671,181
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2048 (n)	1,420,000	1,033,447
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Hearthstone Project), “A”, 5%, 7/01/2053 (n)	1,375,000	972,189
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 4%, 7/01/2028 (n)	225,000	207,163
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2033 (n)	225,000	206,777
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2038 (n)	325,000	281,954
Washington Housing Finance Commission Nonprofit Housing Refunding Rev. (Judson Park Project), 5%, 7/01/2048 (n)	450,000	361,589
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036 (n)	2,460,000	2,148,766
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046 (n)	4,675,000	3,691,148
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051 (n)	2,970,000	2,264,570

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2036 (n)	$1,000,000	$884,601
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2041 (n)	2,000,000	1,668,382
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2046 (n)	2,385,000	1,908,661
Washington Housing Finance Commission Nonprofit Housing Rev. (Wesley Homes at Lea Hill Project), 5%, 7/01/2051 (n)	3,635,000	2,813,949
Washington State Housing Finance Commission Municipal Certificates, “A”, 3.5%, 12/20/2035	17,249,377	15,935,260
Washington State Housing Finance Commission Municipal Certificates, “X”, 0.725%, 12/20/2035 (i)	66,985,259	3,137,221
		$85,622,130
West Virginia - 0.5%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,430,000	$1,283,636
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	3,660,000	3,548,876
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4.75%, 6/01/2031	1,000,000	987,887
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), “A”, 5%, 1/01/2043	8,615,000	8,270,674
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	1,160,000	1,180,310
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	350,000	352,786
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	6,660,000	6,293,923
West Virginia Housing Development Fund, “A”, FHA, 3.45%, 11/01/2033	610,000	602,934
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	585,000	559,672
Wheeling, WV, Combined Waterworks and Sewerage System Rev., “A”, BAM, 4%, 6/01/2046	650,000	636,140
		$23,716,838

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - 6.5%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	$725,000	$503,939
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	1,105,000	733,508
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	1,050,000	664,634
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	1,580,000	945,862
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,620,000	913,783
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2037	2,630,000	1,403,408
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,845,000	1,443,155
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	3,095,000	1,487,481
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	1,340,000	611,898
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2031	545,000	396,530
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	740,000	514,365
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	710,000	471,304
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	655,000	414,605
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	840,000	504,084
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	815,000	460,916
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	815,000	434,896
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	840,000	426,099
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	790,000	379,680
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	195,000	89,045
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2027	2,025,000	1,896,583
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2032	2,315,000	2,011,122

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2037	$1,265,000	$1,018,248
Wisconsin Health & Educational Facilities Authority Refunding Rev. (American Baptist Homes), 5%, 8/01/2039	1,315,000	1,028,096
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	530,000	463,137
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2036	800,000	699,075
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2041	770,000	627,031
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Saint John's Communities, Inc.), 4%, 9/15/2045	650,000	505,195
Wisconsin Health & Educational Facilities Authority Rev. (American Baptist Homes of the Midwest Obligated Group), 4.375%, 8/01/2027	100,000	91,504
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2037	1,110,000	1,008,516
Wisconsin Health & Educational Facilities Authority Rev. (Benevolent Corp. Cedar Community), 5%, 6/01/2041	1,910,000	1,675,844
Wisconsin Health & Educational Facilities Authority Rev. (Cedar Crest, Inc. Project), 5.125%, 4/01/2057	13,945,000	10,228,013
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	675,000	653,699
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.75%, 3/15/2043	465,000	451,532
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 5%, 3/15/2053	460,000	444,100
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	2,085,000	1,702,714
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	2,685,000	1,936,642
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	4,580,000	3,080,801
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	4,554,262
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	4,866,303
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	1,060,000	908,464
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,995,000	1,606,557

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	$11,510,000	$8,863,218
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2040 (Prerefunded 9/15/2023)	1,195,000	1,197,063
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2045 (Prerefunded 9/15/2023)	1,595,000	1,597,753
Wisconsin Health & Educational Facilities Authority Rev. (St. John's Community, Inc.), “A”, 5%, 9/15/2050 (Prerefunded 9/15/2023)	6,430,000	6,441,098
Wisconsin Housing & Economic Development Authority Home Ownership, “D”, 4%, 3/01/2047	3,840,000	3,808,914
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,855,000	17,854,536
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	2,870,000	2,869,925
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 4.25%, 6/15/2031 (n)	170,000	150,466
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2041 (n)	515,000	434,489
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2051 (n)	930,000	723,842
Wisconsin Public Finance Authority Charter School Rev. (Alamance Community School Project), “A”, 5%, 6/15/2056 (n)	900,000	681,550
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 4%, 6/15/2030 (n)	475,000	453,499
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2040 (n)	815,000	779,150
Wisconsin Public Finance Authority Charter School Rev. (Eno River Academy Project), “A”, 5%, 6/15/2054 (n)	1,380,000	1,233,007
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	285,000	286,184
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	865,000	838,474
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	580,000	555,657
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2037	665,000	666,557

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Education Rev. (Mountain Island Charter School), 5%, 7/01/2047	$1,015,000	$990,800
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	1,025,000	1,032,443
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	1,005,000	1,016,363
Wisconsin Public Finance Authority Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2041 (n)	1,945,000	1,721,716
Wisconsin Public Finance Authority Education Rev. (Signature Preparatory), “A”, 5%, 6/15/2051 (n)	2,435,000	2,038,243
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2042	520,000	501,559
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2050	675,000	676,809
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2052	735,000	709,811
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.375%, 6/15/2057	705,000	688,262
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	1,100,000	1,085,937
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 4.125%, 6/15/2029 (n)	395,000	373,545
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2039 (n)	500,000	476,270
Wisconsin Public Finance Authority Education Rev. (Wilson Preparatory Academy), “A”, 5%, 6/15/2049 (n)	1,100,000	984,121
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 3.75%, 10/01/2023 (n)	75,000	74,889
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2033 (n)	670,000	659,996
Wisconsin Public Finance Authority Educational Facilities Rev. (Community School of Davidson Project), 5%, 10/01/2048 (n)	3,265,000	3,035,321
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B2”, 2.25%, 6/01/2027 (n)	2,165,000	2,009,725
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), “C”, 2.75%, 6/01/2026 (n)	1,295,000	1,253,948
Wisconsin Public Finance Authority Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 5%, 7/01/2039	500,000	515,704

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Healthcare Facility Rev. (Appalachian Regional Healthcare System Obligated Group), “A”, 4%, 7/01/2046	$2,200,000	$1,805,422
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	715,000	671,600
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	345,000	340,242
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	920,000	869,539
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	1,215,000	1,061,534
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	595,000	576,028
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	650,000	614,170
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	2,040,000	1,829,303
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,860,000	1,544,350
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	5,480,000	4,150,267
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	2,665,000	1,953,236
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	27,380,000	20,911,475
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	5,730,000	4,376,287
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	8,355,000	7,502,308
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	7,930,000	7,208,192
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	1,115,000	1,073,520

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (Galloway Ridge Project), “A”, 6.875%, 1/01/2043	$5,125,000	$5,237,679
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	265,000	214,165
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	360,000	273,819
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	1,010,000	731,571
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2039 (n)	770,000	649,669
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2049 (n)	1,455,000	1,105,484
Wisconsin Public Finance Authority Retirement Facilities Rev. (Penick Village), 5%, 9/01/2054 (n)	1,365,000	1,011,382
Wisconsin Public Finance Authority Rev. (McLemore Hotel & Conference Center), “B”, 6.5%, 6/01/2056 (n)	6,165,000	5,018,156
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	360,000	307,776
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	490,000	401,480
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2030 (n)	600,000	614,495
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2032 (n)	915,000	871,052
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	2,862,668
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (Prerefunded 4/01/2030) (n)	95,000	107,532
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2040 (n)	1,055,000	1,029,301
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2042 (n)	1,000,000	835,548
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (Prerefunded 4/01/2030) (n)	100,000	113,191
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5%, 4/01/2050 (n)	1,900,000	1,762,777

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (n)	$1,950,000	$1,495,724
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 4%, 4/01/2052 (Prerefunded 4/01/2032) (n)	105,000	115,383
Wisconsin Public Finance Authority Rev., Subordinate-Social Certificates, “B-1”, 4%, 12/28/2044 (n)	13,297,280	10,464,934
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	2,415,000	2,287,695
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	4,080,000	3,711,926
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	4,360,000	3,833,123
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	10,880,000	9,395,399
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	1,905,000	1,936,781
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	1,730,000	1,766,924
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	1,685,000	1,726,198
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	3,465,000	3,559,165
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	17,295,000	12,939,176
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	520,000	534,332
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	995,000	945,819
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	855,000	785,929
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	965,000	866,445

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2034	$2,380,000	$2,437,835
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2039	1,490,000	1,488,282
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2044	1,770,000	1,718,588
Wisconsin Public Finance Authority Student Housing Rev. (NC A&T Real Estate Foundation LLC Project), “B”, 5%, 6/01/2049	2,540,000	2,409,327
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	365,000	306,789
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,835,000	1,407,952
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	3,235,000	2,357,330
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “B”, 5.25%, 7/01/2061 (n)	1,795,000	1,424,163
Wisconsin Public Finance Authority Student Housing Rev. (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,356,853
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	365,000	316,111
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	1,575,000	1,280,225
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2035	1,295,000	1,411,837
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2038	1,140,000	1,198,162
Wisconsin Public Finance Authority, Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.25%, 7/01/2053	1,000,000	996,897
		$280,647,996
Wyoming - 0.0%
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2035	$255,000	$259,785
Laramie County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2037	225,000	224,079
		$483,864
Total Municipal Bonds (Identified Cost, $4,734,417,186)		$4,264,851,740

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 0.8%
Consumer Services – 0.7%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$8,970,000	$8,005,863
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	8,338,000	6,962,320
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	1,149,000	896,552
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,923,000	2,122,902
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	4,735,000	2,439,589
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (z)	32,524,990	10,435,753
		$30,862,979
Medical & Health Technology & Services – 0.1%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$2,215,000	$1,799,688
Total Bonds (Identified Cost, $35,951,941)		$32,662,667
Other Municipal Bonds – 0.3%
Multi-Family Housing Revenue – 0.3%
FRETE 2021-ML10 Trust, “X-CA”, FHLMC, 1.517%, 6/25/2038 (i)(n)	$30,049,700	$3,516,770
FRETE 2021-ML10 Trust, “X-US”, FHLMC, 2.057%, 1/25/2038 (i)(n)	28,334,349	4,421,890
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.219%, 7/25/2041 (i)(n)	17,502,906	1,717,754
FRETE 2022-ML13 Trust, “X-CA”, 0.953%, 7/25/2036 (i)	38,206,952	2,150,089
Total Other Municipal Bonds (Identified Cost, $13,524,084)		$11,806,503
Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043 (Identified Cost, $7,419,461)	$12,559,518	$6,436,753
Investment Companies (h) - 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 5.25% (v) (Identified Cost, $10,535,590)	10,535,610	$10,535,610

Other Assets, Less Liabilities - 0.5%		21,877,262
Net Assets - 100.0%		$4,348,170,535

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $10,535,610 and $4,315,757,663, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,001,153,965, representing 23.0% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Build NYC Resource Corp. Rev. (International Leadership Charter High School Project), “A”, 6.25%, 7/01/2046	7/14/2016	$1,315,227	$1,317,678
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 7/01/2032	10/8/2020	1,800,000	112,500
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 8%, 7/01/2039	5/25/2017-6/1/2018	11,564,858	570,250
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (CalPlant I Project), 7.5%, 12/01/2039	7/26/2019	11,288,456	644,500
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 5.5%, 5/15/2025	6/30/2015	161,096	12,426
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035	6/30/2015	152,256	12,426
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	11/15/2017	529,197	43,269

Portfolio of Investments (unaudited) – continued
Restricted Securities - continued	Acquisition Date	Cost	Value
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	12/16/2013-8/29/2018	$4,775,334	$434,329
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	6/30/2015	400,648	33,342
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/4/2021	10,653,516	8,172,051
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/4/2021	4,344,746	3,332,748
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	2/4/2021	4,335,486	3,265,472
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035	2/4/2021	3,956,125	2,966,840
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/4/2021	2,724,005	2,033,993
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev. (Cherokee Industrial Landfill Project), “A”, 6%, 5/01/2040	6/10/2020	4,200,000	3,150,000
Muscle Shoals, Sheffield, and Tuscumbia, AL, Solid Waste Disposal Authority Rev., Taxable (Cherokee Industrial Landfill Project), “B”, 8%, 5/01/2029	6/10/2020	1,297,641	973,231
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043	9/26/2019-10/4/2019	11,886,483	10,435,753
Total Restricted Securities			$37,510,808
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 7/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $4,791,312,672)	$4,315,757,663
Investments in affiliated issuers, at value (identified cost, $10,535,590)	10,535,610
Cash	123,792
Receivables for
Investments sold	3,223,055
Fund shares sold	9,929,556
Interest	43,964,106
Other assets	29,275
Total assets	$4,383,563,057
Liabilities
Payables for
Distributions	$2,257,023
When-issued investments purchased	6,040,128
Fund shares reacquired	9,951,618
Interest expense and fees	179,191
Payable to the holders of the floating rate certificates	15,634,965
Payable to affiliates
Investment adviser	4,200
Administrative services fee	6,779
Shareholder servicing costs	975,622
Distribution and service fees	8,982
Payable for independent Trustees' compensation	852
Accrued expenses and other liabilities	333,162
Total liabilities	$35,392,522
Net assets	$4,348,170,535
Net assets consist of
Paid-in capital	$5,032,649,404
Total distributable earnings (loss)	(684,478,869)
Net assets	$4,348,170,535
Shares of beneficial interest outstanding	602,270,765

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,537,884,200	212,928,891	$7.22
Class B	2,260,513	312,675	7.23
Class C	80,370,166	11,115,998	7.23
Class I	1,838,625,411	254,715,225	7.22
Class R6	889,030,245	123,197,976	7.22

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.54 [100 / 95.75 x $7.22]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 7/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$100,537,235
Dividends from affiliated issuers	1,334,494
Other	1,175
Total investment income	$101,872,904
Expenses
Management fee	$11,534,868
Distribution and service fees	438,918
Shareholder servicing costs	1,498,216
Administrative services fee	311,115
Independent Trustees' compensation	37,873
Custodian fee	198,756
Shareholder communications	98,840
Audit and tax fees	37,264
Legal fees	42,776
Interest expense and fees	410,383
Miscellaneous	213,252
Total expenses	$14,822,261
Fees paid indirectly	(910)
Reduction of expenses by investment adviser and distributor	(1,638,129)
Net expenses	$13,183,222
Net investment income (loss)	$88,689,682
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$643,315
Affiliated issuers	8,338
Net realized gain (loss)	$651,653
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(125,893,135)
Affiliated issuers	(8,810)
Net unrealized gain (loss)	$(125,901,945)
Net realized and unrealized gain (loss)	$(125,250,292)
Change in net assets from operations	$(36,560,610)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23
Change in net assets
From operations
Net investment income (loss)	$88,689,682	$189,937,105
Net realized gain (loss)	651,653	(140,029,078)
Net unrealized gain (loss)	(125,901,945)	(605,332,618)
Change in net assets from operations	$(36,560,610)	$(555,424,591)
Total distributions to shareholders	$(94,537,390)	$(200,636,156)
Change in net assets from fund share transactions	$55,501,219	$(1,635,060,219)
Total change in net assets	$(75,596,781)	$(2,391,120,966)
Net assets
At beginning of period	4,423,767,316	6,814,888,282
At end of period	$4,348,170,535	$4,423,767,316
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$7.44	$8.42	$8.62	$8.66	$8.09	$8.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.26	$0.30	$0.32	$0.35
Net realized and unrealized gain (loss)	(0.21)	(0.97)	(0.21)	(0.04)	0.56	(0.08)
Total from investment operations	$(0.06)	$(0.69)	$0.05	$0.26	$0.88	$0.27
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.29)	$(0.25)	$(0.30)	$(0.31)	$(0.34)
Net asset value, end of period (x)	$7.22	$7.44	$8.42	$8.62	$8.66	$8.09
Total return (%) (r)(s)(t)(x)	(0.84)(n)	(8.11)	0.58	3.24	11.06	3.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68(a)	0.67	0.63	0.65	0.67	0.67
Expenses after expense reductions (f)	0.60(a)	0.62	0.62	0.64	0.66	0.66
Net investment income (loss)	4.07(a)	3.67	2.94	3.65	3.82	4.35
Portfolio turnover	4(n)	18	17	30	12	24
Net assets at end of period (000 omitted)	$1,537,884	$1,585,048	$2,066,744	$1,971,228	$1,999,299	$1,623,004
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58(a)	0.60	0.61	0.62	0.63	0.64
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$7.45	$8.42	$8.63	$8.67	$8.10	$8.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.19	$0.25	$0.26	$0.29
Net realized and unrealized gain (loss)	(0.21)	(0.95)	(0.21)	(0.05)	0.56	(0.07)
Total from investment operations	$(0.09)	$(0.73)	$(0.02)	$0.20	$0.82	$0.22
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.24)	$(0.19)	$(0.24)	$(0.25)	$(0.28)
Net asset value, end of period (x)	$7.23	$7.45	$8.42	$8.63	$8.67	$8.10
Total return (%) (r)(s)(t)(x)	(1.21)(n)	(8.67)	(0.28)	2.49	10.24	2.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68(a)	1.67	1.63	1.66	1.67	1.67
Expenses after expense reductions (f)	1.35(a)	1.37	1.37	1.40	1.41	1.41
Net investment income (loss)	3.31(a)	2.89	2.21	3.00	3.12	3.61
Portfolio turnover	4(n)	18	17	30	12	24
Net assets at end of period (000 omitted)	$2,261	$2,792	$5,096	$6,519	$13,733	$17,392
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.33(a)	1.35	1.36	1.38	1.38	1.40
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$7.45	$8.42	$8.63	$8.67	$8.10	$8.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.20	$0.17	$0.22	$0.24	$0.27
Net realized and unrealized gain (loss)	(0.21)	(0.95)	(0.21)	(0.04)	0.56	(0.08)
Total from investment operations	$(0.10)	$(0.75)	$(0.04)	$0.18	$0.80	$0.19
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.17)	$(0.22)	$(0.23)	$(0.25)
Net asset value, end of period (x)	$7.23	$7.45	$8.42	$8.63	$8.67	$8.10
Total return (%) (r)(s)(t)(x)	(1.33)(n)	(8.90)	(0.53)	2.23	9.96	2.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68(a)	1.67	1.63	1.66	1.67	1.67
Expenses after expense reductions (f)	1.60(a)	1.62	1.62	1.64	1.66	1.66
Net investment income (loss)	3.07(a)	2.65	1.95	2.69	2.84	3.35
Portfolio turnover	4(n)	18	17	30	12	24
Net assets at end of period (000 omitted)	$80,370	$92,366	$148,124	$167,087	$242,387	$230,387
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.58(a)	1.60	1.61	1.63	1.63	1.64
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$7.44	$8.41	$8.62	$8.66	$8.09	$8.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.25	$0.30	$0.32	$0.35
Net realized and unrealized gain (loss)	(0.21)	(0.96)	(0.21)	(0.04)	0.56	(0.08)
Total from investment operations	$(0.06)	$(0.68)	$0.04	$0.26	$0.88	$0.27
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.29)	$(0.25)	$(0.30)	$(0.31)	$(0.33)
Net asset value, end of period (x)	$7.22	$7.44	$8.41	$8.62	$8.66	$8.09
Total return (%) (r)(s)(t)(x)	(0.85)(n)	(8.01)	0.46	3.24	11.06	3.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68(a)	0.67	0.63	0.65	0.67	0.67
Expenses after expense reductions (f)	0.60(a)	0.62	0.62	0.64	0.66	0.66
Net investment income (loss)	4.07(a)	3.64	2.94	3.64	3.82	4.34
Portfolio turnover	4(n)	18	17	30	12	24
Net assets at end of period (000 omitted)	$1,838,625	$1,832,629	$2,792,475	$2,831,021	$2,687,508	$2,145,125
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.58(a)	0.60	0.61	0.62	0.63	0.64
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$7.43	$8.41	$8.62	$8.65	$8.08	$8.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.28	$0.26	$0.31	$0.33	$0.36
Net realized and unrealized gain (loss)	(0.20)	(0.96)	(0.21)	(0.03)	0.56	(0.09)
Total from investment operations	$(0.05)	$(0.68)	$0.05	$0.28	$0.89	$0.27
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.30)	$(0.26)	$(0.31)	$(0.32)	$(0.34)
Net asset value, end of period (x)	$7.22	$7.43	$8.41	$8.62	$8.65	$8.08
Total return (%) (r)(s)(t)(x)	(0.67)(n)	(8.06)	0.54	3.44	11.16	3.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59(a)	0.58	0.54	0.57	0.59	0.58
Expenses after expense reductions (f)	0.52(a)	0.54	0.53	0.56	0.58	0.57
Net investment income (loss)	4.15(a)	3.71	3.01	3.73	3.89	4.41
Portfolio turnover	4(n)	18	17	30	12	24
Net assets at end of period (000 omitted)	$889,030	$910,932	$1,802,449	$1,398,315	$1,195,880	$856,776
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.50(a)	0.52	0.52	0.54	0.55	0.56

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(l)	Interest expense and fees include payments made to the holders of the floating rate certificates.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Municipal High Income Fund (the fund) is a diversified series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Notes to Financial Statements (unaudited) - continued
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the

Notes to Financial Statements (unaudited) - continued
value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$4,283,094,996	$—	$4,283,094,996
U.S. Corporate Bonds	—	32,662,667	—	32,662,667
Mutual Funds	10,535,610	—	—	10,535,610
Total	$10,535,610	$4,315,757,663	$—	$4,326,293,273
For further information regarding security characteristics, see the Portfolio of Investments.
Inverse Floaters — The fund invests in municipal inverse floating rate securities in the form of self-deposited secondary market inverse floaters which have variable rates of interest that typically move in the opposite direction of short-term rates. A self-deposited secondary market inverse floater is created when the fund transfers a municipal bond from its portfolio to a special purpose trust (“the trust”) and causes the trust to issue (a) inverse floaters to be held by the fund and (b) floating rate certificates to be held by third parties. The floating rate certificates usually pay tax-exempt interest at short-term rates that reset weekly and the holders of those certificates typically have the option to tender at par plus accrued interest. Self-deposited secondary market inverse floaters are accounted for as secured borrowings, with the municipal bonds transferred to the trust being reflected as fund investments and the amounts owed to floating rate certificate holders being reflected as fund liabilities in the Statement of Assets and Liabilities as “Payable to the holders of the floating rate certificates”. The carrying value of that liability as reported in the fund’s Statement of Assets and Liabilities approximates its fair value which would be considered level 2 under the fair value hierarchy.
At July 31, 2023, the fund’s payable to the holders of the floating rate certificates was $15,634,965 and the related weighted average interest rate on the settled floating rate certificates issued by the trust was 4.01%. For the six months ended July 31, 2023, the average payable to the holders of the settled floating rate certificates was $25,336,381 at a weighted average interest rate of 3.45%. Interest expense and fees, which are recorded as incurred, include interest payments made to the holders of the floating rate

Notes to Financial Statements (unaudited) - continued
certificates and associated fees. For the six months ended July 31, 2023, the related interest expense and fees amounted to $396,826 which is included in “Interest expense and fees” in the Statement of Operations.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as

Notes to Financial Statements (unaudited) - continued
additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/23
Ordinary income (including any short-term capital gains)	$11,156,872
Tax-exempt income	189,479,284
Total distributions	$200,636,156

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/23
Cost of investments	$4,821,771,138
Gross appreciation	48,504,289
Gross depreciation	(559,617,119)
Net unrealized appreciation (depreciation)	$(511,112,830)
As of 1/31/23
Undistributed tax-exempt income	57,484,336
Capital loss carryforwards	(212,307,070)
Other temporary differences	(16,066,777)
Net unrealized appreciation (depreciation)	(382,491,358)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(113,570,573)
Long-Term	(98,736,497)
Total	$(212,307,070)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/23	Year ended 1/31/23
Class A	$33,416,145	$66,743,480
Class B	44,317	116,915
Class C	1,422,643	3,246,712
Class I	40,072,503	83,213,404
Class R6	19,581,782	47,315,645
Total	$94,537,390	$200,636,156

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.45%
In excess of $10 billion	0.425%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2024. For the six months ended July 31, 2023, this management fee reduction amounted to $277,947, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2023 was equivalent to an annual effective rate of 0.52% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
		Classes
A	B	C	I	R6
0.59%	1.34%	1.59%	0.59%	0.50%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2025. For the six months ended July 31, 2023, this reduction amounted to $1,357,086, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $18,893 for the six months ended July 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.

Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.75%	$ 12,374
Class C	0.75%	0.25%	1.00%	1.00%	426,544
Total Distribution and Service Fees					$438,918
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2023 based on each class's average daily net assets. MFD has agreed in writing to reduce the Class B service fee rate to 0.00% for all Class B shares. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least May 31, 2025. For the six months ended July 31, 2023, this waiver amounted to $3,093, which is included in the reduction of total expenses in the Statement of Operations. MFD has also voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended July 31, 2023, this rebate amounted to $3 for Class C shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2023, were as follows:
Amount
Class A	$35,640
Class B	648
Class C	1,780
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2023, the fee was $43,878, which equated to 0.0020% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,454,338.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on

Notes to Financial Statements (unaudited) - continued
average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2023 was equivalent to an annual effective rate of 0.0143% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $965 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2023. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $852 at July 31, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On August 3, 2022, MFS redeemed 14 shares of Class R6 for an aggregate amount of $108.
During the six months ended July 31, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $583,035.
(4) Portfolio Securities
For the six months ended July 31, 2023, purchases and sales of investments, other than short-term obligations, aggregated $271,771,560 and $180,360,192, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/23		Year ended 1/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	17,928,952	$130,618,069	55,296,913	$414,788,041
Class B	336	2,456	12,223	95,384
Class C	660,552	4,806,219	1,461,463	11,017,590
Class I	55,408,071	403,571,200	196,100,976	1,461,595,281
Class R6	13,356,291	97,101,763	85,433,027	659,248,790
	87,354,202	$636,099,707	338,304,602	$2,546,745,086
Shares issued to shareholders in reinvestment of distributions
Class A	4,313,843	$31,245,254	8,257,045	$62,030,038
Class B	4,947	35,881	11,938	89,991
Class C	183,179	1,328,649	399,183	3,004,239
Class I	4,891,582	35,422,575	9,731,779	73,224,857
Class R6	1,896,098	13,730,134	4,603,741	34,704,834
	11,289,649	$81,762,493	23,003,686	$173,053,959
Shares reacquired
Class A	(22,345,251)	$(162,481,635)	(96,110,584)	$(722,064,548)
Class B	(67,503)	(490,430)	(254,286)	(1,911,981)
Class C	(2,128,624)	(15,478,766)	(7,042,549)	(53,126,048)
Class I	(52,037,955)	(377,940,248)	(291,406,893)	(2,179,451,919)
Class R6	(14,591,791)	(105,969,902)	(181,867,637)	(1,398,304,768)
	(91,171,124)	$(662,360,981)	(576,681,949)	$(4,354,859,264)
Net change
Class A	(102,456)	$(618,312)	(32,556,626)	$(245,246,469)
Class B	(62,220)	(452,093)	(230,125)	(1,726,606)
Class C	(1,284,893)	(9,343,898)	(5,181,903)	(39,104,219)
Class I	8,261,698	61,053,527	(85,574,138)	(644,631,781)
Class R6	660,598	4,861,995	(91,830,869)	(704,351,144)
	7,472,727	$55,501,219	(215,373,661)	$(1,635,060,219)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks

Notes to Financial Statements (unaudited) - continued
under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2023, the fund’s commitment fee and interest expense were $11,591 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$89,056,536	$269,544,077	$348,064,531	$8,338	$(8,810)	$10,535,610

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,334,494	$—

Board Review of Investment Advisory Agreement
MFS Municipal High Income Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that

Board Review of Investment Advisory Agreement - continued
were in effect during the Fund's last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
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1-800-343-2829
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1-800-637-1255
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Semiannual Report
July 31, 2023
MFS®  High Yield Pooled Portfolio
HYP-SEM

MFS® High Yield Pooled Portfolio

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	8.7%
Medical & Health Technology & Services	4.6%
Midstream	4.4%
Consumer Services	4.4%
Energy - Independent	3.8%
Composition including fixed income credit quality (a)(i)
BBB	1.8%
BB	42.3%
B	40.2%
CCC	12.8%
U.S. Government	0.5%
Not Rated	2.1%
Non-Fixed Income	(0.4)%
Cash & Cash Equivalents	1.8%
Other	(1.1)%
Portfolio facts
Average Duration (d)	3.7
Average Effective Maturity (m)	4.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
1

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(f)	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of July 31, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
February 1, 2023 through July 31, 2023
As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2023 through July 31, 2023.
Actual Expenses
The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Annualized Expense Ratio	Beginning Account Value 2/01/23	Ending Account Value 7/31/23	Expenses Paid During Period (p) 2/01/23-7/31/23
Actual	0.02%	$1,000.00	$1,030.65	$0.10
Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.3%
Aerospace & Defense – 2.9%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$567,000	$568,994
Bombardier, Inc., 7.125%, 6/15/2026 (n)		1,404,000	1,392,916
Bombardier, Inc., 7.5%, 2/01/2029 (n)		629,000	623,167
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		2,450,000	2,252,119
Moog, Inc., 4.25%, 12/15/2027 (n)		2,461,000	2,280,461
Spirit AeroSystems, Inc., 4.6%, 6/15/2028		2,503,000	2,129,523
TransDigm, Inc., 6.25%, 3/15/2026 (n)		2,352,000	2,339,337
TransDigm, Inc., 6.375%, 6/15/2026		1,650,000	1,633,123
TransDigm, Inc., 5.5%, 11/15/2027		2,707,000	2,565,736
TransDigm, Inc., 6.75%, 8/15/2028 (n)		1,991,000	1,996,941
TransDigm, Inc., 4.625%, 1/15/2029		2,377,000	2,121,472
			$19,903,789
Airlines – 0.5%
Air Canada, 3.875%, 8/15/2026 (n)		$2,464,000	$2,286,494
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)		1,486,960	1,439,554
			$3,726,048
Automotive – 2.7%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$2,237,000	$2,264,933
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		1,045,000	1,049,664
Dana, Inc., 5.375%, 11/15/2027		1,897,000	1,816,575
Dana, Inc., 4.25%, 9/01/2030		1,495,000	1,277,499
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		2,072,000	1,776,425
Ford Motor Co., 5.113%, 5/03/2029		3,005,000	2,805,978
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		6,547,000	6,244,506
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		1,705,000	1,375,408
			$18,610,988
Broadcasting – 1.1%
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		$3,580,000	$2,498,106
Gray Television, Inc., 5.875%, 7/15/2026 (n)		425,000	382,586
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		2,674,000	2,275,213
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		2,545,000	2,167,360
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	215,351	190,607
			$7,513,872
4

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.6%
AG Issuer LLC, 6.25%, 3/01/2028 (n)		$428,000	$412,848
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		2,748,000	2,833,460
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		2,578,000	2,321,654
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		1,657,000	1,456,843
NFP Corp., 4.875%, 8/15/2028 (n)		2,230,000	2,006,762
NFP Corp., 6.875%, 8/15/2028 (n)		2,327,000	2,059,658
			$11,091,225
Building – 3.3%
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$2,495,000	$2,160,952
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		3,006,000	2,684,959
Interface, Inc., 5.5%, 12/01/2028 (n)		3,784,000	3,173,087
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		2,149,000	1,815,905
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		2,007,000	1,975,237
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		2,885,000	2,834,513
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		1,545,000	1,355,657
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	655,000	641,884
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$1,364,000	1,270,808
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		2,673,000	2,320,391
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		2,494,000	2,246,874
			$22,480,267
Business Services – 1.4%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$1,220,000	$1,169,966
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		1,835,000	1,721,156
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		1,590,000	1,491,440
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		2,992,000	3,000,515
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)		2,551,000	2,191,141
			$9,574,218
Cable TV – 8.5%
Cable One, Inc., 4%, 11/15/2030 (n)		$3,729,000	$2,945,910
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		1,920,000	1,801,340
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		8,358,000	7,244,438
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		4,337,000	3,674,727
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		3,089,000	2,539,442
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		2,113,000	1,624,095
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		3,050,000	2,546,959
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		1,700,000	1,050,289
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		2,990,000	1,547,855
5

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		$975,000	$704,950
DISH DBS Corp., 7.75%, 7/01/2026		1,380,000	892,170
DISH DBS Corp., 5.25%, 12/01/2026 (n)		1,815,000	1,486,494
DISH DBS Corp., 5.125%, 6/01/2029		2,015,000	1,012,537
DISH Network Corp., 11.75%, 11/15/2027 (n)		1,067,000	1,074,019
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		2,919,000	2,730,113
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		930,000	769,040
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		2,037,000	1,772,357
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		4,846,000	4,427,640
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		1,868,000	1,462,563
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		4,400,000	4,022,480
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,597,000	1,539,943
Videotron Ltd., 3.625%, 6/15/2029 (n)		1,483,000	1,290,210
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		3,640,000	2,986,810
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		3,178,000	2,796,749
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		4,730,000	3,736,696
			$57,679,826
Chemicals – 3.2%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$2,274,000	$2,168,702
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		1,580,000	1,352,217
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		3,322,000	2,935,869
Ingevity Corp., 3.875%, 11/01/2028 (n)		4,108,000	3,545,666
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		2,508,000	2,094,107
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		2,608,000	2,160,410
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		1,681,000	1,460,653
SCIL IV LLC/SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)	EUR	1,857,000	2,078,238
Tronox, Inc., 4.625%, 3/15/2029 (n)		$621,000	514,796
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		3,143,000	3,158,715
			$21,469,373
Computer Software – 1.2%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$1,788,000	$1,686,368
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		745,000	664,072
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		1,489,000	1,322,681
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		2,329,000	2,050,012
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		2,503,000	2,302,396
			$8,025,529
Computer Software - Systems – 1.7%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$4,021,000	$3,945,606
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)		1,057,000	953,942
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		1,075,000	951,052
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		4,327,000	4,180,231
6

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – continued
Virtusa Corp., 7.125%, 12/15/2028 (n)		$2,086,000	$1,747,307
			$11,778,138
Conglomerates – 3.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$1,658,000	$1,509,086
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		4,316,000	3,873,610
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		2,543,000	2,727,367
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		3,644,000	3,621,225
Gates Global LLC, 6.25%, 1/15/2026 (n)		3,101,000	3,062,379
Griffon Corp., 5.75%, 3/01/2028		2,691,000	2,532,663
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		2,165,000	1,815,972
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		1,752,000	1,749,127
TriMas Corp., 4.125%, 4/15/2029 (n)		4,734,000	4,177,852
			$25,069,281
Construction – 0.9%
Empire Communities Corp., 7%, 12/15/2025 (n)		$1,744,000	$1,676,232
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		1,110,000	1,049,601
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,727,000	1,514,916
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		1,810,000	1,624,554
			$5,865,303
Consumer Products – 2.3%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	1,290,000	$1,156,547
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$2,661,000	2,306,608
Mattel, Inc., 3.375%, 4/01/2026 (n)		2,210,000	2,054,683
Mattel, Inc., 5.875%, 12/15/2027 (n)		673,000	659,919
Newell Brands, Inc., 6.375%, 9/15/2027		2,912,000	2,864,680
Newell Brands, Inc., 6.625%, 9/15/2029		1,169,000	1,167,731
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		2,200,000	2,101,000
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		1,351,000	1,134,840
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		1,445,000	1,191,773
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		1,362,000	841,071
			$15,478,852
Consumer Services – 4.3%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$2,737,000	$2,510,072
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		1,480,000	1,128,981
ANGI Group LLC, 3.875%, 8/15/2028 (n)		3,064,000	2,573,133
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		2,113,000	1,819,821
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		1,908,000	1,748,949
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		4,304,000	3,700,998
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		2,049,000	2,005,674
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		2,251,000	2,132,930
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)	$3,115,000	$2,873,495
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)	810,000	698,990
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	245,000	201,684
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	1,772,000	1,311,204
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	1,760,000	1,268,111
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	3,712,000	3,238,720
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	2,073,000	1,928,796
		$29,141,558
Containers – 3.1%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)	$859,000	$697,938
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	1,450,000	1,252,464
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	3,777,000	3,089,228
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	3,001,000	2,575,626
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	4,405,000	3,539,905
Crown Americas LLC, 5.25%, 4/01/2030	1,203,000	1,147,746
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	3,670,000	3,470,229
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	1,280,000	1,237,367
LABL, Inc., 5.875%, 11/01/2028 (n)	2,099,000	1,914,600
Mauser Packaging Solutions, 7.875%, 8/15/2026 (n)	1,031,000	1,028,218
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	1,115,000	1,072,589
		$21,025,910
Electrical Equipment – 0.2%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$1,661,000	$1,107,875
Electronics – 1.6%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$1,696,000	$1,542,793
Entegris, Inc., 3.625%, 5/01/2029 (n)	1,382,000	1,196,067
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	930,000	924,365
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,575,000	3,485,037
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	1,340,000	1,291,329
Synaptics, Inc., 4%, 6/15/2029 (n)	2,690,000	2,313,530
		$10,753,121
Energy - Independent – 3.8%
Callon Petroleum Co., 8%, 8/01/2028 (n)	$1,891,000	$1,917,336
Callon Petroleum Co., 7.5%, 6/15/2030 (n)	629,000	610,644
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	1,975,000	2,031,406
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	1,042,000	1,078,470
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	$3,249,000	$3,030,565
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	2,955,000	2,778,712
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	1,890,000	1,733,655
Matador Resources Co., 6.875%, 4/15/2028 (n)	2,371,000	2,356,316
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	1,869,000	1,745,587
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	445,000	449,380
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	3,291,000	3,136,489
SM Energy Co., 6.75%, 9/15/2026	632,000	620,940
SM Energy Co., 6.5%, 7/15/2028	1,673,000	1,635,320
Southwestern Energy Co., 8.375%, 9/15/2028	1,015,000	1,054,456
Southwestern Energy Co., 5.375%, 3/15/2030	1,413,000	1,322,057
		$25,501,333
Entertainment – 2.7%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$1,978,000	$1,951,326
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	2,988,000	2,763,931
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	1,583,000	1,655,012
Carnival Corp. PLC, 4%, 8/01/2028 (n)	638,000	567,251
Merlin Entertainments, 5.75%, 6/15/2026 (n)	1,161,000	1,129,505
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	1,535,000	1,418,609
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	1,535,000	1,452,506
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	1,616,000	1,536,532
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	2,920,000	2,752,092
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	1,444,000	1,299,600
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	831,000	773,021
VOC Escrow Ltd., 5%, 2/15/2028 (n)	1,281,000	1,190,225
		$18,489,610
Financial Institutions – 4.7%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$2,402,290	$2,094,354
Castlelake Aviation Finance Designated Activity Co., 5%, 4/15/2027 (n)	477,000	440,032
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	2,692,000	2,637,725
Credit Acceptance Corp., 6.625%, 3/15/2026	296,000	290,470
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	5,255,595	4,952,925
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	3,592,000	3,035,276
Macquarie AirFinance Ltd., 8.375%, 5/01/2028 (n)	2,667,000	2,715,513
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	3,669,000	3,506,170
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031 (n)	532,000	451,455
OneMain Finance Corp., 6.875%, 3/15/2025	2,011,000	2,004,322
OneMain Finance Corp., 7.125%, 3/15/2026	2,876,000	2,848,991
OneMain Finance Corp., 5.375%, 11/15/2029	419,000	363,000
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	$1,755,000	$1,496,104
SLM Corp., 3.125%, 11/02/2026	2,978,000	2,620,432
UWM Holdings Corp., 5.5%, 4/15/2029 (n)	3,022,000	2,656,723
		$32,113,492
Food & Beverages – 2.9%
B&G Foods, Inc., 5.25%, 4/01/2025	$1,735,000	$1,652,940
B&G Foods, Inc., 5.25%, 9/15/2027	650,000	560,528
BellRing Brands, Inc., 7%, 3/15/2030 (n)	3,036,000	3,047,476
Performance Food Group Co., 5.5%, 10/15/2027 (n)	2,993,000	2,898,112
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	2,368,000	2,288,293
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	3,229,000	2,845,482
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	3,892,000	3,417,332
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	3,115,000	2,865,044
		$19,575,207
Gaming & Lodging – 2.8%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$458,000	$403,188
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	1,784,000	1,801,878
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	2,284,000	2,342,637
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	2,340,000	2,279,739
International Game Technology PLC, 6.25%, 1/15/2027 (n)	830,000	826,887
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	2,122,000	1,752,719
Sands China Ltd., 4.875%, 6/18/2030	1,784,000	1,625,791
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,858,000	2,615,629
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	2,229,000	2,014,459
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	1,123,000	997,164
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	2,655,000	2,402,452
		$19,062,543
Industrial – 1.4%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$980,000	$923,650
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	1,530,000	1,417,561
APi Escrow Corp., 4.75%, 10/15/2029 (n)	3,525,000	3,139,154
Brand Industrial Service, Inc., 10.375%, 8/01/2030 (n)	1,238,000	1,262,785
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	3,362,000	3,092,089
		$9,835,239
Insurance - Property & Casualty – 2.5%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$1,467,000	$1,416,633
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	1,065,000	918,300
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	2,293,000	1,966,027
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	$1,090,000	$1,032,452
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	3,111,000	2,752,782
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	2,118,000	1,943,130
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	2,140,000	1,868,050
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	1,401,000	1,387,566
Hub International Ltd., 5.625%, 12/01/2029 (n)	2,482,000	2,215,255
Hub International Ltd., 7.25%, 6/15/2030 (n)	1,725,000	1,757,792
		$17,257,987
Machinery & Tools – 1.1%
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)	$1,885,000	$1,908,563
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	3,378,000	3,520,565
Terex Corp., 5%, 5/15/2029 (n)	2,487,000	2,314,079
		$7,743,207
Major Banks – 0.4%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$2,545,000	$2,614,478
Medical & Health Technology & Services – 4.5%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$2,775,000	$2,429,602
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	3,749,000	3,478,447
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	3,224,000	2,844,867
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	1,400,000	1,368,913
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	2,934,000	1,849,366
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	2,548,000	2,035,944
Encompass Health Corp., 5.75%, 9/15/2025	832,000	829,802
Encompass Health Corp., 4.75%, 2/01/2030	2,633,000	2,393,222
Encompass Health Corp., 4.625%, 4/01/2031	435,000	386,547
IQVIA, Inc., 5%, 5/15/2027 (n)	3,940,000	3,799,351
IQVIA, Inc., 6.5%, 5/15/2030 (n)	817,000	824,958
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	895,000	771,938
Tenet Healthcare Corp., 6.125%, 10/01/2028	1,804,000	1,718,472
Tenet Healthcare Corp., 4.375%, 1/15/2030	853,000	760,779
Tenet Healthcare Corp., 6.125%, 6/15/2030	2,430,000	2,361,352
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	1,053,000	1,045,962
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	1,950,000	1,703,968
		$30,603,490
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 1.1%
Embecta Corp., 5%, 2/15/2030 (n)	$2,514,000	$2,074,050
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	2,895,000	3,124,363
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	1,515,000	1,344,076
Teleflex, Inc., 4.625%, 11/15/2027	1,223,000	1,154,206
		$7,696,695
Metals & Mining – 3.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$2,859,000	$2,773,230
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	2,377,000	1,972,292
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	1,115,000	998,055
Ero Copper Corp., 6.5%, 2/15/2030 (n)	830,000	730,375
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	4,915,000	4,226,474
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	3,119,000	2,592,606
GrafTech International Ltd., 9.875%, 12/15/2028 (n)	417,000	423,580
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	3,771,000	3,384,774
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	1,455,000	1,189,463
Novelis Corp., 3.25%, 11/15/2026 (n)	1,250,000	1,135,847
Novelis Corp., 4.75%, 1/30/2030 (n)	2,527,000	2,271,164
Novelis Corp., 3.875%, 8/15/2031 (n)	1,367,000	1,138,305
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	1,481,632	1,333,469
		$24,169,634
Midstream – 4.3%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$2,436,000	$2,159,814
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	3,288,000	2,854,446
EQM Midstream Partners LP, 5.5%, 7/15/2028	5,375,000	5,171,681
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	857,000	843,423
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030	1,426,000	1,422,342
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	2,247,000	2,159,929
NuStar Logistics, LP, 6.375%, 10/01/2030	2,099,000	2,024,380
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)	914,000	866,137
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	3,620,000	3,330,400
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	3,165,000	2,740,596
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	1,028,000	1,005,202
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	1,990,000	1,687,984
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	1,537,000	1,562,178
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	1,413,000	1,433,795
		$29,262,307
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.5%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)	$693,000	$664,145
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	3,007,000	2,823,096
		$3,487,241
Oil Services – 0.7%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)	$2,761,000	$2,658,180
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	1,864,000	1,827,419
		$4,485,599
Oils – 1.0%
Parkland Corp., 4.625%, 5/01/2030 (n)	$4,552,000	$3,994,617
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	1,999,000	1,887,536
Puma International Financing S.A., 5%, 1/24/2026	1,001,000	912,829
		$6,794,982
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)	$2,879,000	$2,604,309
NCR Corp., 5.125%, 4/15/2029 (n)	1,559,000	1,394,134
		$3,998,443
Pharmaceuticals – 1.6%
1375209 BC Ltd., 9%, 1/30/2028 (n)	$1,495,000	$1,485,723
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	1,582,000	1,166,332
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	375,000	237,297
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	4,010,000	3,565,346
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	2,634,000	2,360,437
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	2,351,000	1,992,915
		$10,808,050
Pollution Control – 1.1%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$550,000	$533,389
GFL Environmental, Inc., 4%, 8/01/2028 (n)	2,405,000	2,152,335
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	957,000	872,940
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	985,000	878,291
Stericycle, Inc., 3.875%, 1/15/2029 (n)	3,173,000	2,785,228
		$7,222,183
Precious Metals & Minerals – 0.6%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$2,750,000	$2,117,500
Taseko Mines Ltd., 7%, 2/15/2026 (n)	2,069,000	1,913,932
		$4,031,432
Printing & Publishing – 0.4%
Cimpress PLC, 7%, 6/15/2026	$2,965,000	$2,798,219
13

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 0.993%, 10/15/2026	EUR	655,000	$556,981
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$3,066,000	2,687,144
			$3,244,125
Real Estate - Other – 0.6%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		$1,415,000	$1,436,264
XHR LP, REIT, 4.875%, 6/01/2029 (n)		2,978,000	2,590,566
			$4,026,830
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$2,085,000	$1,788,932
Retailers – 1.8%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$2,967,000	$2,624,918
Bath & Body Works, Inc., 5.25%, 2/01/2028		4,244,000	4,042,990
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		2,055,000	1,908,992
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)		1,362,000	1,272,949
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		2,896,000	2,172,910
			$12,022,759
Specialty Stores – 1.3%
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		$2,063,000	$1,776,530
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		1,315,000	1,117,803
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,855,000	1,321,687
Penske Automotive Group Co., 3.75%, 6/15/2029		2,935,000	2,538,554
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		2,415,000	2,355,736
			$9,110,310
Supermarkets – 0.4%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$990,000	$938,172
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		2,190,000	1,906,508
			$2,844,680
Telecommunications - Wireless – 0.9%
Altice France S.A., 6%, 2/15/2028 (n)		$3,210,000	$1,194,623
SBA Communications Corp., 3.875%, 2/15/2027		1,776,000	1,636,177
SBA Communications Corp., 3.125%, 2/01/2029		4,014,000	3,384,196
			$6,214,996
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)		$1,268,000	$1,101,937
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 0.5%
U.S. Treasury Notes, 3%, 6/30/2024	$3,500,000	$3,424,668
Utilities - Electric Power – 3.3%
Calpine Corp., 4.5%, 2/15/2028 (n)	$3,148,000	$2,889,522
Calpine Corp., 5.125%, 3/15/2028 (n)	3,057,000	2,772,203
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,747,000	1,620,609
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	5,162,000	4,278,242
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	188,000	184,475
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	488,000	468,480
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	2,075,000	1,943,653
Pacific Gas & Electric Co., 6.1%, 1/15/2029	985,000	979,327
Pacific Gas & Electric Co., 6.4%, 6/15/2033	1,230,000	1,236,115
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,955,000	1,909,507
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	3,345,000	3,104,252
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	1,478,000	1,304,212
		$22,690,597
Total Bonds (Identified Cost, $702,426,954)		$654,316,378
Common Stocks – 0.3%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	35,390	$760,885
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	3,300	$1,175,361
Total Common Stocks (Identified Cost, $2,353,280)		$1,936,246
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	3,704	$23,150
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	3,704	14,816
Total Contingent Value Rights (Identified Cost, $0)		$37,966

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	6/24/22	42,350	$14,674

15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 5.25% (v) (Identified Cost, $11,252,810)	11,252,910	$11,252,910

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Fixed Income ETFs – 0.0%
iShares iBoxx $ High Yield Corporate Bond ETF – September 2023 @ $73 (Premiums Paid, $360,335)	Put	Goldman Sachs International	$ 28,637,150	3,793	$75,860

Other Assets, Less Liabilities – 1.7%	11,513,608
Net Assets – 100.0%	$679,147,642

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,252,910 and $656,381,124, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $553,043,138, representing 81.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
16

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	5,262,953	EUR	4,669,349	State Street Bank Corp.	10/20/2023	$108,762
Liability Derivatives
EUR	127,247	USD	142,265	Barclays Bank PLC	10/20/2023	$(1,805)
EUR	103,308	USD	116,020	Morgan Stanley Capital Services, Inc.	10/20/2023	(1,985)
EUR	134,740	USD	152,025	State Street Bank Corp.	10/20/2023	(3,295)
GBP	197,752	USD	255,127	Barclays Bank PLC	10/20/2023	(1,287)
						$(8,372)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	30	$3,733,125	September – 2023	$(80,904)
U.S. Treasury Ultra Note 10 yr	Long	USD	75	8,773,828	September – 2023	(222,348)
						$(303,252)
At July 31, 2023, the fund had cash collateral of $327,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
17

Financial Statements
Statement of Assets and Liabilities
At 7/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $705,140,569)	$656,381,124
Investments in affiliated issuers, at value (identified cost, $11,252,810)	11,252,910
Deposits with brokers for
Futures contracts	327,000
Receivables for
Forward foreign currency exchange contracts	108,762
Net daily variation margin on open futures contracts	12,655
Investments sold	3,056,204
Fund shares sold	56,060
Interest and dividends	10,477,210
Other assets	905
Total assets	$681,672,830
Liabilities
Payables for
Distributions	$400
Forward foreign currency exchange contracts	8,372
Investments purchased	1,246,511
Fund shares reacquired	1,204,805
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	12
Accrued expenses and other liabilities	64,896
Total liabilities	$2,525,188
Net assets	$679,147,642
Net assets consist of
Paid-in capital	$831,454,163
Total distributable earnings (loss)	(152,306,521)
Net assets	$679,147,642
Shares of beneficial interest outstanding	84,626,845
Net asset value per share (net assets of $679,147,642 / 84,626,845 shares of beneficial interest outstanding)	$8.03
See Notes to Financial Statements
18

Financial Statements
Statement of Operations
Six months ended 7/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$22,114,904
Dividends from affiliated issuers	414,831
Other	23,126
Total investment income	$22,552,861
Expenses
Shareholder servicing costs	$20
Administrative services fee	8,679
Custodian fee	24,971
Shareholder communications	1,882
Audit and tax fees	25,748
Legal fees	1,754
Pricing service fees	4,075
Form N-CEN/N-PORT preparation fees	4,860
Miscellaneous	8,927
Total expenses	$80,916
Fees paid indirectly	(4)
Net expenses	$80,912
Net investment income (loss)	$22,471,949
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(20,638,429)
Affiliated issuers	1,998
Futures contracts	219,603
Forward foreign currency exchange contracts	(113,294)
Foreign currency	(595)
Net realized gain (loss)	$(20,530,717)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$17,914,602
Affiliated issuers	(1,221)
Futures contracts	(196,914)
Forward foreign currency exchange contracts	124,964
Translation of assets and liabilities in foreign currencies	(2,488)
Net unrealized gain (loss)	$17,838,943
Net realized and unrealized gain (loss)	$(2,691,774)
Change in net assets from operations	$19,780,175
See Notes to Financial Statements
19

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23
Change in net assets
From operations
Net investment income (loss)	$22,471,949	$46,442,609
Net realized gain (loss)	(20,530,717)	(35,574,607)
Net unrealized gain (loss)	17,838,943	(55,397,358)
Change in net assets from operations	$19,780,175	$(44,529,356)
Total distributions to shareholders	$(22,910,143)	$(47,089,882)
Change in net assets from fund share transactions	$(44,337,471)	$(179,131,688)
Total change in net assets	$(47,467,439)	$(270,750,926)
Net assets
At beginning of period	726,615,081	997,366,007
At end of period	$679,147,642	$726,615,081
See Notes to Financial Statements
20

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$8.05	$8.88	$9.25	$9.33	$8.94	$9.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.47	$0.47	$0.50	$0.51	$0.52
Net realized and unrealized gain (loss)	(0.02)	(0.82)	(0.34)	(0.06)(g)	0.39	(0.36)
Total from investment operations	$0.24	$(0.35)	$0.13	$0.44	$0.90	$0.16
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.48)	$(0.50)	$(0.52)	$(0.51)	$(0.53)
Net asset value, end of period (x)	$8.03	$8.05	$8.88	$9.25	$9.33	$8.94
Total return (%) (s)(x)	3.06(n)	(3.84)	1.39	5.02	10.29	1.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.02(a)	0.02	0.02	0.02	0.02	0.02
Net investment income (loss)	6.49(a)	5.77	5.09	5.58	5.51	5.77
Portfolio turnover	23(n)	25	60	66	59	38
Net assets at end of period (000 omitted)	$679,148	$726,615	$997,366	$1,228,318	$889,031	$788,437

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the
22

Notes to Financial Statements (unaudited) - continued
Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets;
23

Notes to Financial Statements (unaudited) - continued
the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$75,860	$—	$1,175,361	$1,251,221
Luxembourg	—	798,851	—	798,851
United Kingdom	—	14,674	—	14,674
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	3,424,668	—	3,424,668
U.S. Corporate Bonds	—	545,994,440	—	545,994,440
Foreign Bonds	—	104,897,270	—	104,897,270
Mutual Funds	11,252,910	—	—	11,252,910
Total	$11,328,770	$655,129,903	$1,175,361	$667,634,034
Other Financial Instruments
Futures Contracts – Liabilities	$(303,252)	$—	$—	$(303,252)
Forward Foreign Currency Exchange Contracts – Assets	—	108,762	—	108,762
Forward Foreign Currency Exchange Contracts – Liabilities	—	(8,372)	—	(8,372)
For further information regarding security characteristics, see the Portfolio of Investments.
24

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/23	$1,339,032
Realized gain (loss)	275,672
Change in unrealized appreciation or depreciation	(163,671)
Sales	(275,672)
Balance as of 7/31/23	$1,175,361
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2023 is $69,729. At July 31, 2023, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
25

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$—	$(303,252)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	108,762	(8,372)
Equity	Purchased Option Contracts	75,860	—
Total		$184,622	$(311,624)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$219,603	$—	$—
Foreign Exchange	—	(113,294)	—
Equity	—	—	(644,276)
Total	$219,603	$(113,294)	$(644,276)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(196,914)	$—	$—
Foreign Exchange	—	124,964	—
Equity	—	—	(284,475)
Total	$(196,914)	$124,964	$(284,475)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions
26

Notes to Financial Statements (unaudited) - continued
traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
27

Notes to Financial Statements (unaudited) - continued
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
28

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net
29

Notes to Financial Statements (unaudited) - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/23
Ordinary income (including any short-term capital gains)	$47,089,882
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/23
Cost of investments	$716,829,413
Gross appreciation	4,050,457
Gross depreciation	(53,245,836)
Net unrealized appreciation (depreciation)	$(49,195,379)
As of 1/31/23
Undistributed ordinary income	3,909,051
Capital loss carryforwards	(79,955,813)
Other temporary differences	(3,872,570)
Net unrealized appreciation (depreciation)	(69,257,221)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(12,341,397)
Long-Term	(67,614,416)
Total	$(79,955,813)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2023, these costs amounted to $20.
30

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2023 was equivalent to an annual effective rate of 0.0025% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended July 31, 2023, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, aggregated $156,122,988 and $203,872,911, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/23		Year ended 1/31/23
	Shares	Amount	Shares	Amount
Shares sold	2,120,450	$16,884,998	4,236,645	$34,051,394
Shares issued to shareholders in reinvestment of distributions	2,875,789	22,910,143	5,845,303	47,089,882
Shares reacquired	(10,595,742)	(84,132,612)	(32,206,489)	(260,272,964)
Net change	(5,599,503)	$(44,337,471)	(22,124,541)	$(179,131,688)
The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising
31

Notes to Financial Statements (unaudited) - continued
management or control. At the end of the period, the MFS Diversified Income Fund, the MFS Global High Yield Fund, and the MFS Income Portfolio were the owners of record of approximately 81%, 18%, and 1%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2023, the fund’s commitment fee and interest expense were $1,848 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$16,165,324	$89,914,765	$94,827,956	$1,998	$(1,221)	$11,252,910

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$414,831	$—
32

Board Review of Investment Advisory Agreement
MFS High Yield Pooled Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’
33

Board Review of Investment Advisory Agreement - continued
financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group
34

Board Review of Investment Advisory Agreement - continued
based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
35

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
36

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
37

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
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Kansas City, MO 64105-1407

Semiannual Report
July 31, 2023
MFS®  Global High Yield Fund
HYO-SEM

MFS® Global High Yield Fund

Contact information	back cover

Appendix A: MFS High Yield Pooled Portfolio Semiannual Report	Enclosed
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	6.8%
Utilities - Electrical Power	6.6%
Wireless Communications	4.0%
Medical & Health Technology & Services	3.5%
Consumer Services	3.3%
Composition including fixed income credit quality (a)(i)
BBB	1.7%
BB	43.5%
B	38.6%
CCC	11.3%
CC	0.1%
U.S. Government	0.3%
Not Rated	1.4%
Non-Fixed Income	(0.2)%
Cash & Cash Equivalents	3.5%
Other	(0.2)%
Portfolio facts
Average Duration (d)	3.6
Average Effective Maturity (m)	5.0 yrs.
Issuer country weightings (i)(x)
United States	58.7%
Canada	3.9%
United Kingdom	3.7%
France	2.9%
Mexico	2.9%
Netherlands	2.7%
Brazil	2.3%
Spain	2.1%
India	1.8%
Other Countries	19.0%

1

Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(f)	For purposes of this presentation, ETFs includes indirect exposure to Exchange-Traded Funds (ETFs) or Options on ETFs held by the MFS High Yield Pooled Portfolio.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings, including investments in money market funds and Other, of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
Cash & Cash Equivalents includes any direct exposure to cash, direct and indirect exposure to investments in money market funds, cash equivalents, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s direct cash position and other assets and liabilities.
Other includes the direct and indirect equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of July 31, 2023.
2

Portfolio Composition - continued
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
February 1, 2023 through July 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the MFS High Yield Pooled Portfolio, an underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2023 through July 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/23	Ending Account Value 7/31/23	Expenses Paid During Period (p) 2/01/23-7/31/23
A	Actual	1.05%	$1,000.00	$1,025.37	$5.27
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
B	Actual	1.80%	$1,000.00	$1,021.55	$9.02
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.80%	$1,000.00	$1,021.53	$9.02
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
I	Actual	0.80%	$1,000.00	$1,026.62	$4.02
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R1	Actual	1.80%	$1,000.00	$1,021.54	$9.02
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
R2	Actual	1.30%	$1,000.00	$1,022.11	$6.52
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R3	Actual	1.05%	$1,000.00	$1,025.35	$5.27
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R4	Actual	0.80%	$1,000.00	$1,026.63	$4.02
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R6	Actual	0.70%	$1,000.00	$1,027.14	$3.52
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
5

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 32.4%
Automotive – 1.2%
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)	GBP	699,000	$706,768
RENK AG, 5.75%, 7/15/2025	EUR	345,000	377,306
Renk GmbH (Frankfurt), 5.75%, 7/15/2025 (n)		465,000	508,542
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)		815,000	743,314
			$2,335,930
Basic Industry – 0.2%
Peoplecert Wisdom Issuer PLC, 5.75%, 9/15/2026 (n)	EUR	435,000	$460,825
Broadcasting – 0.8%
Banijay Group S.A.S., 3.5%, 3/01/2025	EUR	315,000	$338,993
Banijay Group S.A.S., 6.5%, 3/01/2026		475,000	514,428
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027		292,842	259,194
WMG Acquisition Corp., 2.25%, 8/15/2031 (n)		510,000	453,551
			$1,566,166
Building – 0.5%
Standard Industries, Inc., 2.25%, 11/21/2026 (n)	EUR	430,000	$421,390
Victoria PLC, 3.625%, 8/24/2026		553,000	502,045
			$923,435
Business Services – 0.6%
Nexi S.p.A., 2.125%, 4/30/2029	EUR	1,160,000	$1,096,019
Cable TV – 1.2%
Summer BidCo B.V., 9%, 11/15/2025	EUR	906,087	$907,842
United Group B.V., 3.125%, 2/15/2026		220,000	211,956
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/2028	GBP	370,000	386,504
Ziggo B.V., 2.875%, 1/15/2030 (n)	EUR	760,000	699,103
Ziggo B.V., 2.875%, 1/15/2030		100,000	91,987
			$2,297,392
Chemicals – 1.0%
HT Troplast GmbH, 9.375%, 7/15/2028 (n)	EUR	364,000	$399,610
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		$940,000	774,663
SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/01/2026 (n)	EUR	715,000	724,293
			$1,898,566
6

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.7%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$805,000	$724,500
Industria Macchine Automatiche S.p.A., 3.75%, 1/15/2028	EUR	585,000	585,190
			$1,309,690
Consumer Products – 0.3%
Natura & Co. Luxembourg Holdings S.à r.l., 6%, 4/19/2029 (n)		$510,000	$485,231
Consumer Services – 0.5%
Verisure Holding AB, 3.25%, 2/15/2027	EUR	315,000	$313,043
Verisure Midholding AB, 5.25%, 2/15/2029		710,000	682,947
			$995,990
Containers – 1.3%
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029 (n)	EUR	180,000	$150,137
Ardagh Metal Packaging Finance USA LLC, 3%, 9/01/2029		300,000	250,228
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		$834,000	670,211
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		840,000	717,859
Titan Holdings II B.V., 5.125%, 7/15/2029 (n)	EUR	635,000	582,982
			$2,371,417
Emerging Market Quasi-Sovereign – 1.9%
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028	EUR	870,000	$802,993
Petroleos Mexicanos, 6.5%, 3/13/2027		$545,000	484,668
Petroleos Mexicanos, 6.84%, 1/23/2030		450,000	360,765
Petroleos Mexicanos, 10%, 2/07/2033 (n)		560,000	521,493
Petroleos Mexicanos, 6.5%, 6/02/2041		1,335,000	865,263
Petroleos Mexicanos, 7.69%, 1/23/2050		740,000	514,983
			$3,550,165
Energy - Independent – 0.4%
Kosmos Energy Ltd., 7.125%, 4/04/2026		$440,000	$413,160
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		459,000	361,658
			$774,818
Entertainment – 0.1%
Motion Finco S.à r.l., 7.375%, 6/15/2030 (n)	EUR	210,000	$228,298
Financial Institutions – 1.0%
Encore Capital Group, Inc., 5.375%, 2/15/2026 (n)	GBP	635,000	$718,016
Encore Capital Group, Inc., 4.25%, 6/01/2028 (n)		390,000	380,385
Globalworth Ltd., REIT, 2.95%, 7/29/2026	EUR	315,000	261,264
Samhallsbyggnadsbolaget i Norden AB, 1.125%, 9/04/2026		373,000	274,354
7

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/32, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/47, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171	EUR	805,000	$167,062
			$1,801,081
Food & Beverages – 0.9%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$400,000	$272,840
Central America Bottling Co., 5.25%, 4/27/2029 (n)		716,000	660,514
Coca-Cola Icecek A.S., 4.5%, 1/20/2029 (n)		920,000	827,264
			$1,760,618
Gaming & Lodging – 0.9%
Allwyn International, 3.875%, 2/15/2027 (n)	EUR	665,000	$686,383
Allwyn International A.S., 3.875%, 2/15/2027		345,000	356,094
NH Hotel Group S.A., 4%, 7/02/2026 (n)		415,000	439,465
NH Hotel Group S.A., 4%, 7/02/2026		175,000	185,317
			$1,667,259
Industrial – 0.4%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)		$738,000	$680,312
International Market Quasi-Sovereign – 0.5%
Electricite de France S.A., 3.375% to 9/15/2030, FLR (EUR Swap Rate - 5yr. + 3.97%) to 9/15/50, FLR (EUR Swap Rate - 5yr. + 4.72%) to 9/15/2071	EUR	800,000	$692,175
Electricite de France S.A., 9.125% to 6/15/2033, FLR (CMT - 5yr. + 5.411%) to 12/15/2171 (n)		$280,000	294,350
			$986,525
Machinery & Tools – 0.3%
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	555,000	$514,509
Major Banks – 0.3%
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	645,000	$565,973
Medical & Health Technology & Services – 0.5%
Chrome Holdco S.A.S., 5%, 5/31/2029 (n)	EUR	465,000	$394,484
Chrome Holdco S.A.S., 5%, 5/31/2029		200,000	169,670
Laboratoire Eimer Selas, 5%, 2/01/2029		475,000	399,291
			$963,445
8

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$140,000	$135,800
Ero Copper Corp., 6.5%, 2/15/2030 (n)		193,000	169,834
First Quantum Minerals Ltd., 8.625%, 6/01/2031 (n)		634,000	649,058
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	460,000	443,805
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)(p)		$359,667	294,619
			$1,693,116
Midstream – 0.3%
Peru LNG, 5.375%, 3/22/2030		$645,000	$519,974
Network & Telecom – 1.0%
Iliad Holding S.A.S., 5.625%, 10/15/2028 (n)	EUR	580,000	$604,578
Kaixo Bondco Telecom S.A., 5.125%, 9/30/2029 (n)		835,000	810,208
Total Play Telecomunicaciones S.A. de C.V., 6.375%, 9/20/2028 (n)		$695,000	398,704
			$1,813,490
Oil Services – 0.2%
MV24 Capital B.V., 6.748%, 6/01/2034 (n)		$462,325	$427,115
Oils – 0.3%
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		$736,284	$477,975
Puma International Financing S.A., 5%, 1/24/2026		200,000	182,383
			$660,358
Other Banks & Diversified Financials – 0.6%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031		$755,000	$628,537
Intesa Sanpaolo S.p.A., 4.125% to 2/27/2030, FLR (EUR Swap Rate - 5yr. + 4.274%) to 2/27/2070	EUR	645,000	529,224
			$1,157,761
Pharmaceuticals – 0.5%
Organon Finance 1 LLC, 2.875%, 4/30/2028 (n)	EUR	235,000	$227,654
Teva Pharmaceutical Finance Netherlands III B.V., 4.75%, 5/09/2027		$825,000	769,038
			$996,692
Restaurants – 0.3%
MIDCO GB, 7.75%, 11/01/2027 (n)	EUR	465,000	$478,035
Retailers – 1.0%
Grupo Axo S.A.P.I. de C.V., 5.75%, 6/08/2026 (n)		$844,000	$738,762
Marks & Spencer PLC, 4.5%, 7/10/2027	GBP	505,000	583,896
Mobilux Finance S.A.S., 4.25%, 7/15/2028 (n)	EUR	575,000	548,387
			$1,871,045
9

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.4%
CTEC II GmbH, 5.25%, 2/15/2030 (n)	EUR	453,000	$414,558
CTEC II GmbH, 5.25%, 2/15/2030		325,000	297,421
			$711,979
Specialty Stores – 0.5%
Dufry One B.V., 3.375%, 4/15/2028	EUR	990,000	$990,540
Supermarkets – 0.3%
Ocado Group PLC, 3.875%, 10/08/2026	GBP	462,000	$503,938
Telecommunications - Wireless – 3.4%
Altice France Holding S.A., 4%, 2/15/2028	EUR	100,000	$35,734
Altice France S.A., 4%, 2/15/2028 (n)		380,000	135,788
Cellnex Finance Co. S.A., 1.5%, 6/08/2028		800,000	766,534
Cellnex Finance Co. S.A., 2%, 2/15/2033		700,000	609,752
Millicom International Cellular S.A., 5.125%, 1/15/2028 (n)		$977,400	875,760
PLT VII Finance S.à r.l., 4.625%, 1/05/2026	EUR	642,000	687,350
PPF Telecom Group B.V., 2.125%, 1/31/2025		270,000	286,475
PPF Telecom Group B.V., 3.25%, 9/29/2027		733,000	757,800
Turkcell Iletisim Hizmetleri A.S., 5.8%, 4/11/2028		$465,000	421,406
VMED O2 UK Financing I PLC, 4%, 1/31/2029	GBP	449,000	468,118
Vodafone Group PLC, 3% to 8/27/2030, FLR (EUR Swap Rate - 5yr. + 3.477%) to 8/27/2050, FLR (EUR Swap Rate - 5yr. + 4.227%) to 8/27/2080	EUR	705,000	641,038
WP/AP Telecom Holdings III B.V., 5.5%, 1/15/2030 (n)		730,000	680,878
			$6,366,633
Transportation – 0.2%
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		$440,000	$354,208
Transportation - Services – 1.5%
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028 (n)	EUR	1,180,000	$1,079,014
Cliffton Ltd., 6.25%, 10/25/2025 (n)		$663,000	643,110
Q-Park Holding I B.V., 1.5%, 3/01/2025 (n)	EUR	915,000	968,260
Q-Park Operations Holding B.V., 1.5%, 3/01/2025		200,000	211,641
			$2,902,025
Utilities - Electric Power – 4.4%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$761,000	$726,819
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079		595,000	569,237
Azure Power Energy Ltd., 3.575%, 8/19/2026 (n)		489,028	378,068
Azure Power Solar Energy Private Ltd., 5.65%, 12/24/2024 (n)		302,000	260,173
10

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	640,000	$649,453
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028		258,000	235,348
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		$752,000	668,663
Empresa Generadora de Electricidad Haina S.A., 5.625%, 11/08/2028 (n)		570,000	503,738
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		694,660	630,404
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		718,000	673,125
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)		687,000	635,298
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		689,000	620,082
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)		729,000	625,261
SCC Power PLC, 8% (8% Cash or 4% Cash and 4% PIK) to 6/15/2024, 8% Cash to 12/31/2028 (n)(p)		820,291	268,645
SCC Power PLC, 4% (4% Cash or 4% PIK) to 6/15/2024, 4% Cash to 5/17/2032 (n)(p)		444,324	43,766
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		836,000	816,546
			$8,304,626
Utilities - Gas – 0.5%
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	346,000	$294,970
EP Infrastructure A.S., 1.816%, 3/02/2031		917,000	690,706
			$985,676
Utilities - Water – 0.6%
Aegea Finance S.à r.l., 6.75%, 5/20/2029 (n)		$1,136,000	$1,075,476
Total Bonds (Identified Cost, $69,646,441)			$61,046,351
Investment Companies (h) – 66.8%
Bond Funds – 64.3%
MFS High Yield Pooled Portfolio (v)(y)		15,093,213	$121,198,498
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 5.25% (v)		4,725,651	$4,725,651
Total Investment Companies (Identified Cost, $138,395,682)			$125,924,149

Other Assets, Less Liabilities – 0.8%			1,467,438
Net Assets – 100.0%			$188,437,938

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $125,924,149 and $61,046,351, respectively.
11

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $34,691,197, representing 18.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The unaudited semiannual report for MFS High Yield Pooled Portfolio as of July 31, 2023 has been included as Appendix A.

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 7/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	750,728	EUR	665,365	Morgan Stanley Capital Services, Inc.	10/20/2023	$16,275
USD	31,928,663	EUR	28,327,424	State Street Bank Corp.	10/20/2023	659,862
USD	468,367	GBP	358,142	State Street Bank Corp.	10/20/2023	8,644
USD	4,202,236	GBP	3,256,831	UBS AG	10/20/2023	21,670
						$706,451
Liability Derivatives
EUR	186,550	USD	210,362	Citibank N.A.	10/20/2023	$(4,441)
GBP	627,463	USD	823,022	Brown Brothers Harriman	10/20/2023	(17,593)
						$(22,034)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Long Gilt 10 yr	Short	GBP	2	$246,737	September – 2023	$(2,805)
12

Portfolio of Investments (unaudited) – continued
At July 31, 2023, the fund had cash collateral of $13,582 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
13

Financial Statements
Statement of Assets and Liabilities
At 7/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $69,646,441)	$61,046,351
Investments in affiliated issuers, at value (identified cost, $138,395,682)	125,924,149
Foreign currency, at value (identified cost, $10,245)	10,219
Deposits with brokers for
Futures contracts	13,582
Receivables for
Forward foreign currency exchange contracts	706,451
Investments sold	147,426
Fund shares sold	142,326
Interest and dividends	891,735
Receivable from investment adviser	19,509
Other assets	72,948
Total assets	$188,974,696
Liabilities
Payable to custodian	$16,343
Payables for
Distributions	26,246
Forward foreign currency exchange contracts	22,034
Net daily variation margin on open futures contracts	483
Fund shares reacquired	327,713
Payable to affiliates
Administrative services fee	407
Shareholder servicing costs	68,591
Distribution and service fees	3,500
Accrued expenses and other liabilities	71,441
Total liabilities	$536,758
Net assets	$188,437,938
Net assets consist of
Paid-in capital	$279,273,731
Total distributable earnings (loss)	(90,835,793)
Net assets	$188,437,938
Shares of beneficial interest outstanding	36,255,980
14

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$104,779,146	20,159,342	$5.20
Class B	691,594	132,746	5.21
Class C	4,510,388	868,801	5.19
Class I	53,979,791	10,387,960	5.20
Class R1	70,471	13,559	5.20
Class R2	455,575	87,530	5.20
Class R3	1,535,463	293,759	5.23
Class R4	7,250,916	1,388,747	5.22
Class R6	15,164,594	2,923,536	5.19

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $5.43 [100 / 95.75 x $5.20]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
15

Financial Statements
Statement of Operations
Six months ended 7/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends from affiliated issuers	$4,231,855
Interest	1,925,865
Other	3,182
Foreign taxes withheld	(95)
Total investment income	$6,160,807
Expenses
Management fee	$624,663
Distribution and service fees	162,683
Shareholder servicing costs	129,672
Administrative services fee	19,032
Independent Trustees' compensation	2,606
Custodian fee	13,548
Shareholder communications	14,021
Audit and tax fees	48,238
Legal fees	488
Registration fees	71,360
Miscellaneous	16,540
Total expenses	$1,102,851
Fees paid indirectly	(22)
Reduction of expenses by investment adviser	(178,724)
Net expenses	$924,105
Net investment income (loss)	$5,236,702
16

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,946,045)
Affiliated issuers	(3,625,895)
Forward foreign currency exchange contracts	(970,617)
Foreign currency	23,412
Net realized gain (loss)	$(6,519,145)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$2,043,174
Affiliated issuers	3,280,795
Futures contracts	(2,805)
Forward foreign currency exchange contracts	860,816
Translation of assets and liabilities in foreign currencies	(17,367)
Net unrealized gain (loss)	$6,164,613
Net realized and unrealized gain (loss)	$(354,532)
Change in net assets from operations	$4,882,170
See Notes to Financial Statements
17

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23
Change in net assets
From operations
Net investment income (loss)	$5,236,702	$10,559,857
Net realized gain (loss)	(6,519,145)	(14,777,410)
Net unrealized gain (loss)	6,164,613	(11,546,247)
Change in net assets from operations	$4,882,170	$(15,763,800)
Total distributions to shareholders	$(5,328,297)	$(17,296,566)
Change in net assets from fund share transactions	$(1,219,293)	$(45,953,868)
Total change in net assets	$(1,665,420)	$(79,014,234)
Net assets
At beginning of period	190,103,358	269,117,592
At end of period	$188,437,938	$190,103,358
See Notes to Financial Statements
18

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$5.21	$5.94	$6.24	$6.28	$6.00	$6.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.26	$0.27	$0.28	$0.28
Net realized and unrealized gain (loss)	(0.01)	(0.54)	(0.24)	(0.04)	0.28	(0.25)
Total from investment operations	$0.13	$(0.29)	$0.02	$0.23	$0.56	$0.03
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.44)	$(0.32)	$(0.27)	$(0.28)	$(0.28)
Net asset value, end of period (x)	$5.20	$5.21	$5.94	$6.24	$6.28	$6.00
Total return (%) (r)(s)(t)(x)	2.54(n)	(4.59)	0.31	3.86	9.59	0.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24(a)	1.20	1.16	1.17	1.15	1.14
Expenses after expense reductions (f)(h)	1.05(a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	5.37(a)	4.68	4.16	4.47	4.50	4.70
Portfolio turnover	11(n)	14	38	22	26	13
Net assets at end of period (000 omitted)	$104,779	$108,712	$133,193	$182,411	$203,428	$191,590
See Notes to Financial Statements
19

Financial Highlights – continued
Class B	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$5.22	$5.95	$6.25	$6.29	$6.01	$6.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.21	$0.22	$0.23	$0.24
Net realized and unrealized gain (loss)	(0.01)	(0.54)	(0.23)	(0.04)	0.29	(0.26)
Total from investment operations	$0.11	$(0.33)	$(0.02)	$0.18	$0.52	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.40)	$(0.28)	$(0.22)	$(0.24)	$(0.23)
Net asset value, end of period (x)	$5.21	$5.22	$5.95	$6.25	$6.29	$6.01
Total return (%) (r)(s)(t)(x)	2.16(n)	(5.28)	(0.44)	3.09	8.77	(0.25)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.99(a)	1.95	1.91	1.92	1.90	1.90
Expenses after expense reductions (f)(h)	1.80(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	4.62(a)	3.89	3.42	3.74	3.78	3.94
Portfolio turnover	11(n)	14	38	22	26	13
Net assets at end of period (000 omitted)	$692	$924	$1,831	$3,032	$5,741	$7,941

Class C	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$5.20	$5.93	$6.23	$6.28	$5.99	$6.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.21	$0.22	$0.23	$0.24
Net realized and unrealized gain (loss)	(0.01)	(0.54)	(0.23)	(0.05)	0.30	(0.26)
Total from investment operations	$0.11	$(0.33)	$(0.02)	$0.17	$0.53	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.40)	$(0.28)	$(0.22)	$(0.24)	$(0.23)
Net asset value, end of period (x)	$5.19	$5.20	$5.93	$6.23	$6.28	$5.99
Total return (%) (r)(s)(t)(x)	2.15(n)	(5.33)	(0.45)	2.92	8.96	(0.26)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.99(a)	1.95	1.91	1.92	1.90	1.90
Expenses after expense reductions (f)(h)	1.80(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	4.62(a)	3.92	3.42	3.74	3.79	3.93
Portfolio turnover	11(n)	14	38	22	26	13
Net assets at end of period (000 omitted)	$4,510	$5,314	$7,408	$8,855	$21,084	$29,122
See Notes to Financial Statements
20

Financial Highlights – continued
Class I	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$5.21	$5.94	$6.24	$6.28	$6.00	$6.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.26	$0.27	$0.28	$0.29	$0.30
Net realized and unrealized gain (loss)	(0.00)(w)	(0.53)	(0.23)	(0.04)	0.29	(0.26)
Total from investment operations	$0.14	$(0.27)	$0.04	$0.24	$0.58	$0.04
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.46)	$(0.34)	$(0.28)	$(0.30)	$(0.29)
Net asset value, end of period (x)	$5.20	$5.21	$5.94	$6.24	$6.28	$6.00
Total return (%) (r)(s)(t)(x)	2.66(n)	(4.34)	0.56	4.12	9.86	0.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.98(a)	0.95	0.91	0.91	0.90	0.89
Expenses after expense reductions (f)(h)	0.80(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	5.59(a)	4.87	4.42	4.69	4.75	4.93
Portfolio turnover	11(n)	14	38	22	26	13
Net assets at end of period (000 omitted)	$53,980	$49,233	$96,925	$73,648	$65,250	$63,671

Class R1	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$5.21	$5.94	$6.24	$6.28	$6.00	$6.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.21	$0.22	$0.23	$0.24
Net realized and unrealized gain (loss)	(0.01)	(0.54)	(0.23)	(0.04)	0.29	(0.27)
Total from investment operations	$0.11	$(0.33)	$(0.02)	$0.18	$0.52	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.40)	$(0.28)	$(0.22)	$(0.24)	$(0.23)
Net asset value, end of period (x)	$5.20	$5.21	$5.94	$6.24	$6.28	$6.00
Total return (%) (r)(s)(t)(x)	2.15(n)	(5.30)	(0.45)	3.09	8.78	(0.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.99(a)	1.94	1.91	1.92	1.90	1.90
Expenses after expense reductions (f)(h)	1.80(a)	1.80	1.80	1.80	1.80	1.80
Net investment income (loss)	4.61(a)	3.95	3.42	3.72	3.75	3.95
Portfolio turnover	11(n)	14	38	22	26	13
Net assets at end of period (000 omitted)	$70	$68	$68	$70	$67	$61
See Notes to Financial Statements
21

Financial Highlights – continued
Class R2	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$5.22	$5.95	$6.25	$6.29	$6.01	$6.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.24	$0.25	$0.26	$0.27
Net realized and unrealized gain (loss)	(0.02)	(0.54)	(0.23)	(0.04)	0.29	(0.26)
Total from investment operations	$0.11	$(0.30)	$0.01	$0.21	$0.55	$0.01
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.43)	$(0.31)	$(0.25)	$(0.27)	$(0.26)
Net asset value, end of period (x)	$5.20	$5.22	$5.95	$6.25	$6.29	$6.01
Total return (%) (r)(s)(t)(x)	2.21(n)	(4.79)	0.06	3.60	9.31	0.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.49(a)	1.45	1.41	1.41	1.40	1.39
Expenses after expense reductions (f)(h)	1.30(a)	1.30	1.30	1.30	1.30	1.29
Net investment income (loss)	5.11(a)	4.44	3.92	4.17	4.26	4.46
Portfolio turnover	11(n)	14	38	22	26	13
Net assets at end of period (000 omitted)	$456	$427	$443	$519	$308	$297

Class R3	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$5.24	$5.97	$6.28	$6.32	$6.00	$6.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.26	$0.27	$0.29	$0.28
Net realized and unrealized gain (loss)	(0.01)	(0.53)	(0.24)	(0.04)	0.32	(0.25)
Total from investment operations	$0.13	$(0.28)	$0.02	$0.23	$0.61	$0.03
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.45)	$(0.33)	$(0.27)	$(0.29)	$(0.28)
Net asset value, end of period (x)	$5.23	$5.24	$5.97	$6.28	$6.32	$6.00
Total return (%) (r)(s)(t)(x)	2.53(n)	(4.51)	0.17	3.87	10.28	0.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24(a)	1.20	1.16	1.17	1.15	1.14
Expenses after expense reductions (f)(h)	1.05(a)	1.05	1.05	1.05	1.05	1.05
Net investment income (loss)	5.39(a)	4.70	4.18	4.47	4.62	4.70
Portfolio turnover	11(n)	14	38	22	26	13
Net assets at end of period (000 omitted)	$1,535	$2,328	$2,567	$2,286	$2,347	$10,444
See Notes to Financial Statements
22

Financial Highlights – continued
Class R4	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$5.23	$5.97	$6.27	$6.31	$6.03	$6.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.27	$0.28	$0.28	$0.30	$0.30
Net realized and unrealized gain (loss)	(0.00)(w)	(0.55)	(0.24)	(0.04)	0.28	(0.26)
Total from investment operations	$0.14	$(0.28)	$0.04	$0.24	$0.58	$0.04
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.46)	$(0.34)	$(0.28)	$(0.30)	$(0.29)
Net asset value, end of period (x)	$5.22	$5.23	$5.97	$6.27	$6.31	$6.03
Total return (%) (r)(s)(t)(x)	2.66(n)	(4.46)	0.58	4.13	9.83	0.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.99(a)	0.94	0.91	0.92	0.90	0.89
Expenses after expense reductions (f)(h)	0.80(a)	0.80	0.80	0.80	0.80	0.80
Net investment income (loss)	5.61(a)	4.98	4.42	4.72	4.76	4.94
Portfolio turnover	11(n)	14	38	22	26	13
Net assets at end of period (000 omitted)	$7,251	$6,804	$6,316	$6,406	$6,689	$6,885

Class R6	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$5.20	$5.93	$6.23	$6.27	$5.99	$6.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.27	$0.28	$0.29	$0.30	$0.30
Net realized and unrealized gain (loss)	(0.01)	(0.54)	(0.23)	(0.04)	0.29	(0.25)
Total from investment operations	$0.14	$(0.27)	$0.05	$0.25	$0.59	$0.05
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.46)	$(0.35)	$(0.29)	$(0.31)	$(0.30)
Net asset value, end of period (x)	$5.19	$5.20	$5.93	$6.23	$6.27	$5.99
Total return (%) (r)(s)(t)(x)	2.71(n)	(4.27)	0.65	4.23	9.98	0.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.89(a)	0.85	0.81	0.81	0.80	0.79
Expenses after expense reductions (f)(h)	0.70(a)	0.70	0.70	0.70	0.70	0.70
Net investment income (loss)	5.72(a)	5.03	4.53	4.81	4.84	5.04
Portfolio turnover	11(n)	14	38	22	26	13
Net assets at end of period (000 omitted)	$15,165	$16,294	$20,365	$22,976	$21,846	$19,019

See Notes to Financial Statements
23

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
24

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global High Yield Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. As of July 31, 2023, 64.3% of the fund’s net assets was invested in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The current shareholder report for the High Yield Pooled Portfolio as of July 31, 2023 has been included as Appendix A, and should be read in conjunction with the fund's financial statements. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across
25

Notes to Financial Statements (unaudited) - continued
transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the
26

Notes to Financial Statements (unaudited) - continued
close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$4,536,690	$—	$4,536,690
U.S. Corporate Bonds	—	3,769,459	—	3,769,459
Foreign Bonds	—	52,740,202	—	52,740,202
Mutual Funds	125,924,149	—	—	125,924,149
Total	$125,924,149	$61,046,351	$—	$186,970,500
Other Financial Instruments
Futures Contracts – Liabilities	$(2,805)	$—	$—	$(2,805)
Forward Foreign Currency Exchange Contracts – Assets	—	706,451	—	706,451
Forward Foreign Currency Exchange Contracts – Liabilities	—	(22,034)	—	(22,034)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
27

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/23	$228,697
Realized gain (loss)	270,760
Change in unrealized appreciation or depreciation	(228,697)
Sales	(270,760)
Balance as of 7/31/23	$—
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
28

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$—	$(2,805)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	706,451	(22,034)
Total		$706,451	$(24,839)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2023 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$(970,617)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(2,805)	$—
Foreign Exchange	—	860,816
Total	$(2,805)	$860,816
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
29

Notes to Financial Statements (unaudited) - continued
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to
30

Notes to Financial Statements (unaudited) - continued
unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Distributions of income and capital gains from the High Yield Pooled Portfolio are recorded on the ex-dividend date.
The MFS Global High Yield Fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
31

Notes to Financial Statements (unaudited) - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/23
Ordinary income (including any short-term capital gains)	$17,296,566
32

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/23
Cost of investments	$219,899,940
Gross appreciation	668,056
Gross depreciation	(33,597,496)
Net unrealized appreciation (depreciation)	$(32,929,440)
As of 1/31/23
Capital loss carryforwards	(50,361,062)
Late year ordinary loss deferral	(594,053)
Other temporary differences	(854,871)
Net unrealized appreciation (depreciation)	(38,579,680)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(4,672,774)
Long-Term	(45,688,288)
Total	$(50,361,062)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 7/31/23	Year ended 1/31/23
Class A	$2,849,843	$9,260,281
Class B	19,224	91,110
Class C	113,544	434,406
Class I	1,631,383	5,285,914
Class R1	1,601	4,928
Class R2	11,104	33,320
Class R3	57,325	178,558
Class R4	194,024	541,415
Class R6	450,249	1,466,634
Total	$5,328,297	$17,296,566
33

Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.5 billion	0.65%
In excess of $1.5 billion and up to $2.5 billion	0.60%
In excess of $2.5 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until May 31, 2024. For the six months ended July 31, 2023, this management fee reduction amounted to $12,236, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2023 was equivalent to an annual effective rate of 0.64% of the fund's average daily net assets.
For the period from February 1, 2023 through July 31, 2023, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.73%
This written agreement terminated on July 31, 2023. For the six months ended July 31, 2023, this reduction amounted to $166,488 which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2023 the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.72%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2025.
34

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,952 for the six months ended July 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 130,488
Class B	0.75%	0.25%	1.00%	1.00%	4,071
Class C	0.75%	0.25%	1.00%	1.00%	24,100
Class R1	0.75%	0.25%	1.00%	1.00%	341
Class R2	0.25%	0.25%	0.50%	0.50%	1,069
Class R3	—	0.25%	0.25%	0.25%	2,614
Total Distribution and Service Fees					$162,683
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended July 31, 2023.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase.  All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2023, were as follows:
Amount
Class A	$34
Class B	130
Class C	67
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as
35

Notes to Financial Statements (unaudited) - continued
determined periodically under the supervision of the fund's Board of Trustees. For the six months ended July 31, 2023, the fee was $29,562, which equated to 0.0308% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended July 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $100,110.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2023 was equivalent to an annual effective rate of 0.0198% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the MFS High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS and does not pay distribution and/or service fees to MFD, but does incur investment and operating costs. The fund invests in MFS High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly (see Appendix A). Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations.
At July 31, 2023, MFS held approximately 88% of the outstanding shares of Class R1.
(4) Portfolio Securities
For the six months ended July 31, 2023, purchases and sales of investments, other than short-term obligations, aggregated $20,047,654 and $28,494,817, respectively.
36

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/23		Year ended 1/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,155,026	$5,936,302	3,580,063	$19,470,073
Class B	433	2,238	1,755	10,371
Class C	48,286	246,470	73,777	399,216
Class I	3,930,576	20,209,692	2,992,830	16,083,675
Class R1	382	1,969	578	3,056
Class R2	7,576	38,826	12,003	65,754
Class R3	46,970	242,774	110,236	588,744
Class R4	206,054	1,061,006	723,151	3,818,548
Class R6	268,110	1,375,547	344,686	1,867,076
	5,663,413	$29,114,824	7,839,079	$42,306,513
Shares issued to shareholders in reinvestment of distributions
Class A	530,969	$2,732,226	1,694,870	$8,838,276
Class B	3,702	19,083	17,343	90,794
Class C	22,048	113,295	83,273	432,780
Class I	315,167	1,621,156	998,773	5,247,733
Class R1	311	1,601	950	4,928
Class R2	2,156	11,104	6,379	33,202
Class R3	11,040	57,070	34,124	178,557
Class R4	37,532	194,024	103,763	541,413
Class R6	79,003	405,702	254,687	1,327,036
	1,001,928	$5,155,261	3,194,162	$16,694,719
Shares reacquired
Class A	(2,393,541)	$(12,326,150)	(6,822,086)	$(36,711,613)
Class B	(48,301)	(248,560)	(149,703)	(792,724)
Class C	(222,939)	(1,142,960)	(384,101)	(2,040,151)
Class I	(3,310,118)	(17,020,583)	(10,856,153)	(56,699,160)
Class R1	(176)	(915)	(15)	(77)
Class R2	(4,127)	(21,173)	(10,967)	(57,978)
Class R3	(208,736)	(1,075,336)	(129,563)	(715,704)
Class R4	(155,132)	(800,350)	(584,697)	(3,114,016)
Class R6	(557,990)	(2,853,351)	(899,083)	(4,823,677)
	(6,901,060)	$(35,489,378)	(19,836,368)	$(104,955,100)
37

Notes to Financial Statements (unaudited) - continued
	Six months ended 7/31/23		Year ended 1/31/23
	Shares	Amount	Shares	Amount
Net change
Class A	(707,546)	$(3,657,622)	(1,547,153)	$(8,403,264)
Class B	(44,166)	(227,239)	(130,605)	(691,559)
Class C	(152,605)	(783,195)	(227,051)	(1,208,155)
Class I	935,625	4,810,265	(6,864,550)	(35,367,752)
Class R1	517	2,655	1,513	7,907
Class R2	5,605	28,757	7,415	40,978
Class R3	(150,726)	(775,492)	14,797	51,597
Class R4	88,454	454,680	242,217	1,245,945
Class R6	(210,877)	(1,072,102)	(299,710)	(1,629,565)
	(235,719)	$(1,219,293)	(8,803,127)	$(45,953,868)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2023, the fund’s commitment fee and interest expense were $504 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
38

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$121,247,426	$15,657,528	$15,362,799	$(3,624,782)	$3,281,125	$121,198,498
MFS Institutional Money Market Portfolio	3,151,528	28,551,476	26,975,910	(1,113)	(330)	4,725,651
	$124,398,954	$44,209,004	$42,338,709	$(3,625,895)	$3,280,795	$125,924,149

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$4,064,241	$—
MFS Institutional Money Market Portfolio	167,614	—
	$4,231,855	$—
39

Board Review of Investment Advisory Agreement
MFS Global High Yield Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about
40

Board Review of Investment Advisory Agreement - continued
MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 2nd quintile for the one-year period and the 4th quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2022, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance.  The Trustees further noted that the Fund’s five-year performance as compared to its Broadridge performance universe improved for the period ended December 31, 2022, as compared to the prior year.  Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’
41

Board Review of Investment Advisory Agreement - continued
approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median. The Trustees also noted that MFS has agreed to further reduce the expense limitation for Class R6 shares of the Fund effective August 1, 2023, which may not be changed without the Trustees approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.5 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the
42

Board Review of Investment Advisory Agreement - continued
Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
43

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
44

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
45

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CONTACT
WEB SITE
mfs.com
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1-800-637-8255
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Shareholders
1-800-225-2606
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Appendix A
Semiannual Report
July 31, 2023
MFS®  High Yield Pooled Portfolio
HYP-SEM

MFS® High Yield Pooled Portfolio

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	8.7%
Medical & Health Technology & Services	4.6%
Midstream	4.4%
Consumer Services	4.4%
Energy - Independent	3.8%
Composition including fixed income credit quality (a)(i)
BBB	1.8%
BB	42.3%
B	40.2%
CCC	12.8%
U.S. Government	0.5%
Not Rated	2.1%
Non-Fixed Income	(0.4)%
Cash & Cash Equivalents	1.8%
Other	(1.1)%
Portfolio facts
Average Duration (d)	3.7
Average Effective Maturity (m)	4.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
1

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(f)	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of July 31, 2023.
The portfolio is actively managed and current holdings may be different.
2

Expense Table
Fund expenses borne by the shareholders during the period,
February 1, 2023 through July 31, 2023
As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2023 through July 31, 2023.
Actual Expenses
The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Annualized Expense Ratio	Beginning Account Value 2/01/23	Ending Account Value 7/31/23	Expenses Paid During Period (p) 2/01/23-7/31/23
Actual	0.02%	$1,000.00	$1,030.65	$0.10
Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.3%
Aerospace & Defense – 2.9%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$567,000	$568,994
Bombardier, Inc., 7.125%, 6/15/2026 (n)		1,404,000	1,392,916
Bombardier, Inc., 7.5%, 2/01/2029 (n)		629,000	623,167
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		2,450,000	2,252,119
Moog, Inc., 4.25%, 12/15/2027 (n)		2,461,000	2,280,461
Spirit AeroSystems, Inc., 4.6%, 6/15/2028		2,503,000	2,129,523
TransDigm, Inc., 6.25%, 3/15/2026 (n)		2,352,000	2,339,337
TransDigm, Inc., 6.375%, 6/15/2026		1,650,000	1,633,123
TransDigm, Inc., 5.5%, 11/15/2027		2,707,000	2,565,736
TransDigm, Inc., 6.75%, 8/15/2028 (n)		1,991,000	1,996,941
TransDigm, Inc., 4.625%, 1/15/2029		2,377,000	2,121,472
			$19,903,789
Airlines – 0.5%
Air Canada, 3.875%, 8/15/2026 (n)		$2,464,000	$2,286,494
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)		1,486,960	1,439,554
			$3,726,048
Automotive – 2.7%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$2,237,000	$2,264,933
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		1,045,000	1,049,664
Dana, Inc., 5.375%, 11/15/2027		1,897,000	1,816,575
Dana, Inc., 4.25%, 9/01/2030		1,495,000	1,277,499
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		2,072,000	1,776,425
Ford Motor Co., 5.113%, 5/03/2029		3,005,000	2,805,978
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		6,547,000	6,244,506
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		1,705,000	1,375,408
			$18,610,988
Broadcasting – 1.1%
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		$3,580,000	$2,498,106
Gray Television, Inc., 5.875%, 7/15/2026 (n)		425,000	382,586
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		2,674,000	2,275,213
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		2,545,000	2,167,360
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	215,351	190,607
			$7,513,872
4

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.6%
AG Issuer LLC, 6.25%, 3/01/2028 (n)		$428,000	$412,848
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		2,748,000	2,833,460
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		2,578,000	2,321,654
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		1,657,000	1,456,843
NFP Corp., 4.875%, 8/15/2028 (n)		2,230,000	2,006,762
NFP Corp., 6.875%, 8/15/2028 (n)		2,327,000	2,059,658
			$11,091,225
Building – 3.3%
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$2,495,000	$2,160,952
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		3,006,000	2,684,959
Interface, Inc., 5.5%, 12/01/2028 (n)		3,784,000	3,173,087
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		2,149,000	1,815,905
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		2,007,000	1,975,237
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		2,885,000	2,834,513
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		1,545,000	1,355,657
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	655,000	641,884
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$1,364,000	1,270,808
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		2,673,000	2,320,391
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		2,494,000	2,246,874
			$22,480,267
Business Services – 1.4%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$1,220,000	$1,169,966
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		1,835,000	1,721,156
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		1,590,000	1,491,440
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		2,992,000	3,000,515
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)		2,551,000	2,191,141
			$9,574,218
Cable TV – 8.5%
Cable One, Inc., 4%, 11/15/2030 (n)		$3,729,000	$2,945,910
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		1,920,000	1,801,340
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		8,358,000	7,244,438
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		4,337,000	3,674,727
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		3,089,000	2,539,442
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		2,113,000	1,624,095
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		3,050,000	2,546,959
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		1,700,000	1,050,289
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		2,990,000	1,547,855
5

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		$975,000	$704,950
DISH DBS Corp., 7.75%, 7/01/2026		1,380,000	892,170
DISH DBS Corp., 5.25%, 12/01/2026 (n)		1,815,000	1,486,494
DISH DBS Corp., 5.125%, 6/01/2029		2,015,000	1,012,537
DISH Network Corp., 11.75%, 11/15/2027 (n)		1,067,000	1,074,019
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		2,919,000	2,730,113
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		930,000	769,040
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		2,037,000	1,772,357
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		4,846,000	4,427,640
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		1,868,000	1,462,563
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		4,400,000	4,022,480
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,597,000	1,539,943
Videotron Ltd., 3.625%, 6/15/2029 (n)		1,483,000	1,290,210
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		3,640,000	2,986,810
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		3,178,000	2,796,749
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		4,730,000	3,736,696
			$57,679,826
Chemicals – 3.2%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$2,274,000	$2,168,702
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		1,580,000	1,352,217
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		3,322,000	2,935,869
Ingevity Corp., 3.875%, 11/01/2028 (n)		4,108,000	3,545,666
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		2,508,000	2,094,107
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		2,608,000	2,160,410
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		1,681,000	1,460,653
SCIL IV LLC/SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)	EUR	1,857,000	2,078,238
Tronox, Inc., 4.625%, 3/15/2029 (n)		$621,000	514,796
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		3,143,000	3,158,715
			$21,469,373
Computer Software – 1.2%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$1,788,000	$1,686,368
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		745,000	664,072
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		1,489,000	1,322,681
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		2,329,000	2,050,012
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		2,503,000	2,302,396
			$8,025,529
Computer Software - Systems – 1.7%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$4,021,000	$3,945,606
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)		1,057,000	953,942
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		1,075,000	951,052
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		4,327,000	4,180,231
6

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – continued
Virtusa Corp., 7.125%, 12/15/2028 (n)		$2,086,000	$1,747,307
			$11,778,138
Conglomerates – 3.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$1,658,000	$1,509,086
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		4,316,000	3,873,610
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		2,543,000	2,727,367
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		3,644,000	3,621,225
Gates Global LLC, 6.25%, 1/15/2026 (n)		3,101,000	3,062,379
Griffon Corp., 5.75%, 3/01/2028		2,691,000	2,532,663
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		2,165,000	1,815,972
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		1,752,000	1,749,127
TriMas Corp., 4.125%, 4/15/2029 (n)		4,734,000	4,177,852
			$25,069,281
Construction – 0.9%
Empire Communities Corp., 7%, 12/15/2025 (n)		$1,744,000	$1,676,232
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		1,110,000	1,049,601
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,727,000	1,514,916
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		1,810,000	1,624,554
			$5,865,303
Consumer Products – 2.3%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	1,290,000	$1,156,547
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$2,661,000	2,306,608
Mattel, Inc., 3.375%, 4/01/2026 (n)		2,210,000	2,054,683
Mattel, Inc., 5.875%, 12/15/2027 (n)		673,000	659,919
Newell Brands, Inc., 6.375%, 9/15/2027		2,912,000	2,864,680
Newell Brands, Inc., 6.625%, 9/15/2029		1,169,000	1,167,731
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		2,200,000	2,101,000
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		1,351,000	1,134,840
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		1,445,000	1,191,773
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		1,362,000	841,071
			$15,478,852
Consumer Services – 4.3%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$2,737,000	$2,510,072
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		1,480,000	1,128,981
ANGI Group LLC, 3.875%, 8/15/2028 (n)		3,064,000	2,573,133
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		2,113,000	1,819,821
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		1,908,000	1,748,949
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		4,304,000	3,700,998
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		2,049,000	2,005,674
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		2,251,000	2,132,930
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)	$3,115,000	$2,873,495
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)	810,000	698,990
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	245,000	201,684
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	1,772,000	1,311,204
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	1,760,000	1,268,111
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	3,712,000	3,238,720
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	2,073,000	1,928,796
		$29,141,558
Containers – 3.1%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)	$859,000	$697,938
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	1,450,000	1,252,464
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	3,777,000	3,089,228
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	3,001,000	2,575,626
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	4,405,000	3,539,905
Crown Americas LLC, 5.25%, 4/01/2030	1,203,000	1,147,746
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	3,670,000	3,470,229
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	1,280,000	1,237,367
LABL, Inc., 5.875%, 11/01/2028 (n)	2,099,000	1,914,600
Mauser Packaging Solutions, 7.875%, 8/15/2026 (n)	1,031,000	1,028,218
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	1,115,000	1,072,589
		$21,025,910
Electrical Equipment – 0.2%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$1,661,000	$1,107,875
Electronics – 1.6%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$1,696,000	$1,542,793
Entegris, Inc., 3.625%, 5/01/2029 (n)	1,382,000	1,196,067
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	930,000	924,365
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,575,000	3,485,037
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	1,340,000	1,291,329
Synaptics, Inc., 4%, 6/15/2029 (n)	2,690,000	2,313,530
		$10,753,121
Energy - Independent – 3.8%
Callon Petroleum Co., 8%, 8/01/2028 (n)	$1,891,000	$1,917,336
Callon Petroleum Co., 7.5%, 6/15/2030 (n)	629,000	610,644
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	1,975,000	2,031,406
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	1,042,000	1,078,470
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	$3,249,000	$3,030,565
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	2,955,000	2,778,712
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	1,890,000	1,733,655
Matador Resources Co., 6.875%, 4/15/2028 (n)	2,371,000	2,356,316
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	1,869,000	1,745,587
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	445,000	449,380
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	3,291,000	3,136,489
SM Energy Co., 6.75%, 9/15/2026	632,000	620,940
SM Energy Co., 6.5%, 7/15/2028	1,673,000	1,635,320
Southwestern Energy Co., 8.375%, 9/15/2028	1,015,000	1,054,456
Southwestern Energy Co., 5.375%, 3/15/2030	1,413,000	1,322,057
		$25,501,333
Entertainment – 2.7%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$1,978,000	$1,951,326
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	2,988,000	2,763,931
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	1,583,000	1,655,012
Carnival Corp. PLC, 4%, 8/01/2028 (n)	638,000	567,251
Merlin Entertainments, 5.75%, 6/15/2026 (n)	1,161,000	1,129,505
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	1,535,000	1,418,609
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	1,535,000	1,452,506
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	1,616,000	1,536,532
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	2,920,000	2,752,092
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	1,444,000	1,299,600
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	831,000	773,021
VOC Escrow Ltd., 5%, 2/15/2028 (n)	1,281,000	1,190,225
		$18,489,610
Financial Institutions – 4.7%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$2,402,290	$2,094,354
Castlelake Aviation Finance Designated Activity Co., 5%, 4/15/2027 (n)	477,000	440,032
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	2,692,000	2,637,725
Credit Acceptance Corp., 6.625%, 3/15/2026	296,000	290,470
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	5,255,595	4,952,925
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	3,592,000	3,035,276
Macquarie AirFinance Ltd., 8.375%, 5/01/2028 (n)	2,667,000	2,715,513
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	3,669,000	3,506,170
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031 (n)	532,000	451,455
OneMain Finance Corp., 6.875%, 3/15/2025	2,011,000	2,004,322
OneMain Finance Corp., 7.125%, 3/15/2026	2,876,000	2,848,991
OneMain Finance Corp., 5.375%, 11/15/2029	419,000	363,000
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	$1,755,000	$1,496,104
SLM Corp., 3.125%, 11/02/2026	2,978,000	2,620,432
UWM Holdings Corp., 5.5%, 4/15/2029 (n)	3,022,000	2,656,723
		$32,113,492
Food & Beverages – 2.9%
B&G Foods, Inc., 5.25%, 4/01/2025	$1,735,000	$1,652,940
B&G Foods, Inc., 5.25%, 9/15/2027	650,000	560,528
BellRing Brands, Inc., 7%, 3/15/2030 (n)	3,036,000	3,047,476
Performance Food Group Co., 5.5%, 10/15/2027 (n)	2,993,000	2,898,112
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	2,368,000	2,288,293
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	3,229,000	2,845,482
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	3,892,000	3,417,332
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	3,115,000	2,865,044
		$19,575,207
Gaming & Lodging – 2.8%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$458,000	$403,188
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	1,784,000	1,801,878
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	2,284,000	2,342,637
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	2,340,000	2,279,739
International Game Technology PLC, 6.25%, 1/15/2027 (n)	830,000	826,887
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	2,122,000	1,752,719
Sands China Ltd., 4.875%, 6/18/2030	1,784,000	1,625,791
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,858,000	2,615,629
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	2,229,000	2,014,459
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	1,123,000	997,164
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	2,655,000	2,402,452
		$19,062,543
Industrial – 1.4%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$980,000	$923,650
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	1,530,000	1,417,561
APi Escrow Corp., 4.75%, 10/15/2029 (n)	3,525,000	3,139,154
Brand Industrial Service, Inc., 10.375%, 8/01/2030 (n)	1,238,000	1,262,785
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	3,362,000	3,092,089
		$9,835,239
Insurance - Property & Casualty – 2.5%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$1,467,000	$1,416,633
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	1,065,000	918,300
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	2,293,000	1,966,027
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	$1,090,000	$1,032,452
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	3,111,000	2,752,782
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	2,118,000	1,943,130
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	2,140,000	1,868,050
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	1,401,000	1,387,566
Hub International Ltd., 5.625%, 12/01/2029 (n)	2,482,000	2,215,255
Hub International Ltd., 7.25%, 6/15/2030 (n)	1,725,000	1,757,792
		$17,257,987
Machinery & Tools – 1.1%
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)	$1,885,000	$1,908,563
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	3,378,000	3,520,565
Terex Corp., 5%, 5/15/2029 (n)	2,487,000	2,314,079
		$7,743,207
Major Banks – 0.4%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$2,545,000	$2,614,478
Medical & Health Technology & Services – 4.5%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$2,775,000	$2,429,602
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	3,749,000	3,478,447
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	3,224,000	2,844,867
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	1,400,000	1,368,913
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	2,934,000	1,849,366
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	2,548,000	2,035,944
Encompass Health Corp., 5.75%, 9/15/2025	832,000	829,802
Encompass Health Corp., 4.75%, 2/01/2030	2,633,000	2,393,222
Encompass Health Corp., 4.625%, 4/01/2031	435,000	386,547
IQVIA, Inc., 5%, 5/15/2027 (n)	3,940,000	3,799,351
IQVIA, Inc., 6.5%, 5/15/2030 (n)	817,000	824,958
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	895,000	771,938
Tenet Healthcare Corp., 6.125%, 10/01/2028	1,804,000	1,718,472
Tenet Healthcare Corp., 4.375%, 1/15/2030	853,000	760,779
Tenet Healthcare Corp., 6.125%, 6/15/2030	2,430,000	2,361,352
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	1,053,000	1,045,962
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	1,950,000	1,703,968
		$30,603,490
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – 1.1%
Embecta Corp., 5%, 2/15/2030 (n)	$2,514,000	$2,074,050
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	2,895,000	3,124,363
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	1,515,000	1,344,076
Teleflex, Inc., 4.625%, 11/15/2027	1,223,000	1,154,206
		$7,696,695
Metals & Mining – 3.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$2,859,000	$2,773,230
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	2,377,000	1,972,292
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	1,115,000	998,055
Ero Copper Corp., 6.5%, 2/15/2030 (n)	830,000	730,375
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	4,915,000	4,226,474
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	3,119,000	2,592,606
GrafTech International Ltd., 9.875%, 12/15/2028 (n)	417,000	423,580
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	3,771,000	3,384,774
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	1,455,000	1,189,463
Novelis Corp., 3.25%, 11/15/2026 (n)	1,250,000	1,135,847
Novelis Corp., 4.75%, 1/30/2030 (n)	2,527,000	2,271,164
Novelis Corp., 3.875%, 8/15/2031 (n)	1,367,000	1,138,305
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	1,481,632	1,333,469
		$24,169,634
Midstream – 4.3%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$2,436,000	$2,159,814
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	3,288,000	2,854,446
EQM Midstream Partners LP, 5.5%, 7/15/2028	5,375,000	5,171,681
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	857,000	843,423
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030	1,426,000	1,422,342
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	2,247,000	2,159,929
NuStar Logistics, LP, 6.375%, 10/01/2030	2,099,000	2,024,380
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)	914,000	866,137
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	3,620,000	3,330,400
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	3,165,000	2,740,596
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	1,028,000	1,005,202
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	1,990,000	1,687,984
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	1,537,000	1,562,178
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	1,413,000	1,433,795
		$29,262,307
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.5%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)	$693,000	$664,145
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	3,007,000	2,823,096
		$3,487,241
Oil Services – 0.7%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)	$2,761,000	$2,658,180
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	1,864,000	1,827,419
		$4,485,599
Oils – 1.0%
Parkland Corp., 4.625%, 5/01/2030 (n)	$4,552,000	$3,994,617
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	1,999,000	1,887,536
Puma International Financing S.A., 5%, 1/24/2026	1,001,000	912,829
		$6,794,982
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)	$2,879,000	$2,604,309
NCR Corp., 5.125%, 4/15/2029 (n)	1,559,000	1,394,134
		$3,998,443
Pharmaceuticals – 1.6%
1375209 BC Ltd., 9%, 1/30/2028 (n)	$1,495,000	$1,485,723
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	1,582,000	1,166,332
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	375,000	237,297
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	4,010,000	3,565,346
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	2,634,000	2,360,437
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	2,351,000	1,992,915
		$10,808,050
Pollution Control – 1.1%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$550,000	$533,389
GFL Environmental, Inc., 4%, 8/01/2028 (n)	2,405,000	2,152,335
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	957,000	872,940
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	985,000	878,291
Stericycle, Inc., 3.875%, 1/15/2029 (n)	3,173,000	2,785,228
		$7,222,183
Precious Metals & Minerals – 0.6%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$2,750,000	$2,117,500
Taseko Mines Ltd., 7%, 2/15/2026 (n)	2,069,000	1,913,932
		$4,031,432
Printing & Publishing – 0.4%
Cimpress PLC, 7%, 6/15/2026	$2,965,000	$2,798,219
13

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Healthcare – 0.5%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 0.993%, 10/15/2026	EUR	655,000	$556,981
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$3,066,000	2,687,144
			$3,244,125
Real Estate - Other – 0.6%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		$1,415,000	$1,436,264
XHR LP, REIT, 4.875%, 6/01/2029 (n)		2,978,000	2,590,566
			$4,026,830
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$2,085,000	$1,788,932
Retailers – 1.8%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$2,967,000	$2,624,918
Bath & Body Works, Inc., 5.25%, 2/01/2028		4,244,000	4,042,990
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		2,055,000	1,908,992
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)		1,362,000	1,272,949
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		2,896,000	2,172,910
			$12,022,759
Specialty Stores – 1.3%
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		$2,063,000	$1,776,530
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		1,315,000	1,117,803
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,855,000	1,321,687
Penske Automotive Group Co., 3.75%, 6/15/2029		2,935,000	2,538,554
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		2,415,000	2,355,736
			$9,110,310
Supermarkets – 0.4%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$990,000	$938,172
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		2,190,000	1,906,508
			$2,844,680
Telecommunications - Wireless – 0.9%
Altice France S.A., 6%, 2/15/2028 (n)		$3,210,000	$1,194,623
SBA Communications Corp., 3.875%, 2/15/2027		1,776,000	1,636,177
SBA Communications Corp., 3.125%, 2/01/2029		4,014,000	3,384,196
			$6,214,996
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)		$1,268,000	$1,101,937
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 0.5%
U.S. Treasury Notes, 3%, 6/30/2024	$3,500,000	$3,424,668
Utilities - Electric Power – 3.3%
Calpine Corp., 4.5%, 2/15/2028 (n)	$3,148,000	$2,889,522
Calpine Corp., 5.125%, 3/15/2028 (n)	3,057,000	2,772,203
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	1,747,000	1,620,609
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	5,162,000	4,278,242
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	188,000	184,475
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	488,000	468,480
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	2,075,000	1,943,653
Pacific Gas & Electric Co., 6.1%, 1/15/2029	985,000	979,327
Pacific Gas & Electric Co., 6.4%, 6/15/2033	1,230,000	1,236,115
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,955,000	1,909,507
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	3,345,000	3,104,252
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	1,478,000	1,304,212
		$22,690,597
Total Bonds (Identified Cost, $702,426,954)		$654,316,378
Common Stocks – 0.3%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	35,390	$760,885
Oil Services – 0.2%
LTRI Holdings LP (a)(u)	3,300	$1,175,361
Total Common Stocks (Identified Cost, $2,353,280)		$1,936,246
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	3,704	$23,150
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	3,704	14,816
Total Contingent Value Rights (Identified Cost, $0)		$37,966

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	6/24/22	42,350	$14,674

15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 5.25% (v) (Identified Cost, $11,252,810)	11,252,910	$11,252,910

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Fixed Income ETFs – 0.0%
iShares iBoxx $ High Yield Corporate Bond ETF – September 2023 @ $73 (Premiums Paid, $360,335)	Put	Goldman Sachs International	$ 28,637,150	3,793	$75,860

Other Assets, Less Liabilities – 1.7%	11,513,608
Net Assets – 100.0%	$679,147,642

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,252,910 and $656,381,124, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $553,043,138, representing 81.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
16

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	5,262,953	EUR	4,669,349	State Street Bank Corp.	10/20/2023	$108,762
Liability Derivatives
EUR	127,247	USD	142,265	Barclays Bank PLC	10/20/2023	$(1,805)
EUR	103,308	USD	116,020	Morgan Stanley Capital Services, Inc.	10/20/2023	(1,985)
EUR	134,740	USD	152,025	State Street Bank Corp.	10/20/2023	(3,295)
GBP	197,752	USD	255,127	Barclays Bank PLC	10/20/2023	(1,287)
						$(8,372)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	30	$3,733,125	September – 2023	$(80,904)
U.S. Treasury Ultra Note 10 yr	Long	USD	75	8,773,828	September – 2023	(222,348)
						$(303,252)
At July 31, 2023, the fund had cash collateral of $327,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
17

Financial Statements
Statement of Assets and Liabilities
At 7/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $705,140,569)	$656,381,124
Investments in affiliated issuers, at value (identified cost, $11,252,810)	11,252,910
Deposits with brokers for
Futures contracts	327,000
Receivables for
Forward foreign currency exchange contracts	108,762
Net daily variation margin on open futures contracts	12,655
Investments sold	3,056,204
Fund shares sold	56,060
Interest and dividends	10,477,210
Other assets	905
Total assets	$681,672,830
Liabilities
Payables for
Distributions	$400
Forward foreign currency exchange contracts	8,372
Investments purchased	1,246,511
Fund shares reacquired	1,204,805
Payable to affiliates
Administrative services fee	192
Shareholder servicing costs	12
Accrued expenses and other liabilities	64,896
Total liabilities	$2,525,188
Net assets	$679,147,642
Net assets consist of
Paid-in capital	$831,454,163
Total distributable earnings (loss)	(152,306,521)
Net assets	$679,147,642
Shares of beneficial interest outstanding	84,626,845
Net asset value per share (net assets of $679,147,642 / 84,626,845 shares of beneficial interest outstanding)	$8.03
See Notes to Financial Statements
18

Financial Statements
Statement of Operations
Six months ended 7/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$22,114,904
Dividends from affiliated issuers	414,831
Other	23,126
Total investment income	$22,552,861
Expenses
Shareholder servicing costs	$20
Administrative services fee	8,679
Custodian fee	24,971
Shareholder communications	1,882
Audit and tax fees	25,748
Legal fees	1,754
Pricing service fees	4,075
Form N-CEN/N-PORT preparation fees	4,860
Miscellaneous	8,927
Total expenses	$80,916
Fees paid indirectly	(4)
Net expenses	$80,912
Net investment income (loss)	$22,471,949
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(20,638,429)
Affiliated issuers	1,998
Futures contracts	219,603
Forward foreign currency exchange contracts	(113,294)
Foreign currency	(595)
Net realized gain (loss)	$(20,530,717)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$17,914,602
Affiliated issuers	(1,221)
Futures contracts	(196,914)
Forward foreign currency exchange contracts	124,964
Translation of assets and liabilities in foreign currencies	(2,488)
Net unrealized gain (loss)	$17,838,943
Net realized and unrealized gain (loss)	$(2,691,774)
Change in net assets from operations	$19,780,175
See Notes to Financial Statements
19

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23
Change in net assets
From operations
Net investment income (loss)	$22,471,949	$46,442,609
Net realized gain (loss)	(20,530,717)	(35,574,607)
Net unrealized gain (loss)	17,838,943	(55,397,358)
Change in net assets from operations	$19,780,175	$(44,529,356)
Total distributions to shareholders	$(22,910,143)	$(47,089,882)
Change in net assets from fund share transactions	$(44,337,471)	$(179,131,688)
Total change in net assets	$(47,467,439)	$(270,750,926)
Net assets
At beginning of period	726,615,081	997,366,007
At end of period	$679,147,642	$726,615,081
See Notes to Financial Statements
20

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	7/31/23 (unaudited)	1/31/23	1/31/22	1/31/21	1/31/20	1/31/19
Net asset value, beginning of period	$8.05	$8.88	$9.25	$9.33	$8.94	$9.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.47	$0.47	$0.50	$0.51	$0.52
Net realized and unrealized gain (loss)	(0.02)	(0.82)	(0.34)	(0.06)(g)	0.39	(0.36)
Total from investment operations	$0.24	$(0.35)	$0.13	$0.44	$0.90	$0.16
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.48)	$(0.50)	$(0.52)	$(0.51)	$(0.53)
Net asset value, end of period (x)	$8.03	$8.05	$8.88	$9.25	$9.33	$8.94
Total return (%) (s)(x)	3.06(n)	(3.84)	1.39	5.02	10.29	1.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses (f)	0.02(a)	0.02	0.02	0.02	0.02	0.02
Net investment income (loss)	6.49(a)	5.77	5.09	5.58	5.51	5.77
Portfolio turnover	23(n)	25	60	66	59	38
Net assets at end of period (000 omitted)	$679,148	$726,615	$997,366	$1,228,318	$889,031	$788,437

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
21

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the
22

Notes to Financial Statements (unaudited) - continued
Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets;
23

Notes to Financial Statements (unaudited) - continued
the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$75,860	$—	$1,175,361	$1,251,221
Luxembourg	—	798,851	—	798,851
United Kingdom	—	14,674	—	14,674
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	3,424,668	—	3,424,668
U.S. Corporate Bonds	—	545,994,440	—	545,994,440
Foreign Bonds	—	104,897,270	—	104,897,270
Mutual Funds	11,252,910	—	—	11,252,910
Total	$11,328,770	$655,129,903	$1,175,361	$667,634,034
Other Financial Instruments
Futures Contracts – Liabilities	$(303,252)	$—	$—	$(303,252)
Forward Foreign Currency Exchange Contracts – Assets	—	108,762	—	108,762
Forward Foreign Currency Exchange Contracts – Liabilities	—	(8,372)	—	(8,372)
For further information regarding security characteristics, see the Portfolio of Investments.
24

Notes to Financial Statements (unaudited) - continued
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/23	$1,339,032
Realized gain (loss)	275,672
Change in unrealized appreciation or depreciation	(163,671)
Sales	(275,672)
Balance as of 7/31/23	$1,175,361
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2023 is $69,729. At July 31, 2023, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
25

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$—	$(303,252)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	108,762	(8,372)
Equity	Purchased Option Contracts	75,860	—
Total		$184,622	$(311,624)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$219,603	$—	$—
Foreign Exchange	—	(113,294)	—
Equity	—	—	(644,276)
Total	$219,603	$(113,294)	$(644,276)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended July 31, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(196,914)	$—	$—
Foreign Exchange	—	124,964	—
Equity	—	—	(284,475)
Total	$(196,914)	$124,964	$(284,475)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions
26

Notes to Financial Statements (unaudited) - continued
traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
27

Notes to Financial Statements (unaudited) - continued
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
28

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net
29

Notes to Financial Statements (unaudited) - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 1/31/23
Ordinary income (including any short-term capital gains)	$47,089,882
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 7/31/23
Cost of investments	$716,829,413
Gross appreciation	4,050,457
Gross depreciation	(53,245,836)
Net unrealized appreciation (depreciation)	$(49,195,379)
As of 1/31/23
Undistributed ordinary income	3,909,051
Capital loss carryforwards	(79,955,813)
Other temporary differences	(3,872,570)
Net unrealized appreciation (depreciation)	(69,257,221)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of January 31, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(12,341,397)
Long-Term	(67,614,416)
Total	$(79,955,813)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended July 31, 2023, these costs amounted to $20.
30

Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended July 31, 2023 was equivalent to an annual effective rate of 0.0025% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation - The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended July 31, 2023, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, aggregated $156,122,988 and $203,872,911, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 7/31/23		Year ended 1/31/23
	Shares	Amount	Shares	Amount
Shares sold	2,120,450	$16,884,998	4,236,645	$34,051,394
Shares issued to shareholders in reinvestment of distributions	2,875,789	22,910,143	5,845,303	47,089,882
Shares reacquired	(10,595,742)	(84,132,612)	(32,206,489)	(260,272,964)
Net change	(5,599,503)	$(44,337,471)	(22,124,541)	$(179,131,688)
The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising
31

Notes to Financial Statements (unaudited) - continued
management or control. At the end of the period, the MFS Diversified Income Fund, the MFS Global High Yield Fund, and the MFS Income Portfolio were the owners of record of approximately 81%, 18%, and 1%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended July 31, 2023, the fund’s commitment fee and interest expense were $1,848 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$16,165,324	$89,914,765	$94,827,956	$1,998	$(1,221)	$11,252,910

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$414,831	$—
32

Board Review of Investment Advisory Agreement
MFS High Yield Pooled Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2023 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2022 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’
33

Board Review of Investment Advisory Agreement - continued
financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2022, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 2nd quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2022 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group
34

Board Review of Investment Advisory Agreement - continued
based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2023.
35

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
36

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
37

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: September 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: September 15, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: September 15, 2023

* Print name and title of each signing officer under his or her signature.